Securities Act Registration No. 333-253948

As filed with the Securities and Exchange Commission

On March 12, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

With copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Title of Securities Being Registered:

Unclassified shares of State Street Income Fund.

Unclassified shares of State Street U.S. Core Equity Fund.

Approximate date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective thirty days after filing pursuant to Rule 488 under the Securities Act of 1933, as amended. Pre-Effective Amendment No. 1 is being filed solely for the purpose of filing as an exhibit to the Registration Statement a revised copy of the consent of the auditor, BBD, LLP, to correct the mistaken use of an incorrect name of the Registrant in the consent included in the initial filing of the Registration Statement. Other than revisions to the contents of that exhibit, no changes have been made to the Registration Statement as filed on March 5, 2021.

An indefinite amount of the Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

General Electric RSP Income Fund

General Electric RSP U.S. Equity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

[April 5], 2021

Dear shareholder/GE Retirement Savings Plan participant,

As President of the General Electric RSP Income Fund (the “RSP Income Fund”) and General Electric RSP U.S. Equity Fund (the “RSP U.S. Equity Fund,” and, together with the RSP Income Fund, the “Current RSP Funds” or the “Funds”), I am writing to provide important information about reorganizations that will affect your investment in the Funds.

The Board of Trustees of the Funds has undertaken an initiative to update certain aspects of the Funds’ organizational structures while maintaining continuity of investment management and limiting any changes in investor-facing operations of the Funds. The enclosed Combined Information Statement/Prospectus contains important information regarding the Funds’ updated organizational structures, which are expected to be fully implemented on or about [May 10, 2021]. This initiative will not result in material changes to the principal investment strategies or any changes to portfolio managers of the Funds or how you invest in the Funds or access your Fund accounts. You are not being asked to take any action regarding these changes — this document is being provided to you for informational purposes.

The Current RSP Funds were organized as specialized investment vehicles known as “Employees’ Securities Companies” (or “ESCs”) and commenced investment operations over 40 years ago. The Funds constitute investment options for the GE Retirement Savings Plan (the “Plan”) and are also held by certain persons who were formerly associated with General Electric Company (“GE”). Until mid-2016, the Current RSP Funds were managed by GE-employed investment professionals. In 2016, State Street Corporation (“State Street”) acquired all of the assets and liabilities of GE Asset Management Incorporated, the former GE investment professionals that managed the Funds became State Street employees and SSGA Funds Management, Inc. (“SSGA FM”) took over all portfolio management responsibilities for the Funds as an external investment adviser, however the Funds remained ESCs and the Board of Trustees of the Funds continued to be composed of GE employees. The Funds’ Board of Trustees unanimously agrees that the initiative to convert the Funds to traditional mutual funds will result in a more efficient structure that is in the best interest of the Funds. The restructured funds will be overseen by a new Board of Trustees that has extensive experience overseeing traditional, non-ESC mutual funds managed by SSGA FM. As traditional mutual funds the Funds’ operations will change to some extent because, as specialized ESCs, the Funds historically have been exempt from certain disclosure and other operational requirements that normally apply to mutual funds. For example, after becoming traditional mutual funds, the Funds will create and send more frequent shareholder reports; the Funds will maintain their own disclosure documents describing Fund fees and expenses, investment strategies and risks, management structure and other material information regarding the Funds in a format required by the Securities and Exchange Commission, which investors will be able to obtain upon request; and Fund shareholders will have additional voting rights provided by federal law to shareholders of traditional mutual funds. These differences are described further in the attached Combined Information Statement/Prospectus.

To implement the restructuring, each Current RSP Fund will transfer all of its assets to a newly created traditional mutual fund (an “Acquiring Fund”) in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Current RSP Fund, followed by the liquidation of the Current RSP Fund and distribution of Acquiring Fund Shares to Current RSP Fund shareholders (a “Reorganization”). The aggregate net asset value (the “NAV”) of the Acquiring Fund Shares received by Current RSP Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shares owned in the applicable Current RSP Fund immediately prior to such Reorganization. Each Acquiring Fund is a shell vehicle formed specifically for the purpose of acquiring the assets and liabilities of its corresponding Current RSP Fund in a Reorganization to facilitate the restructuring initiative. The Acquiring Funds are each a series of State Street Institutional Investment Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), described further in the enclosed Combined Information Statement/Prospectus.

This is a brief overview of the Reorganization of your Current RSP Fund. We encourage you to read the full text of the enclosed Combined Information Statement/Prospectus to obtain detailed information with respect to the Reorganization of your Current RSP Fund. This Combined Information Statement/Prospectus is being delivered to you solely for your information in connection with action to be taken by the RSP Investment Committee in its capacity as the named fiduciary for the Plan and the majority shareholder of each Current RSP Fund (the “Majority shareholder”). The Majority shareholder anticipates approving the Reorganizations by written consent on or about a date that is 20 business days following the date of this Combined Information Statement/Prospectus, or as soon thereafter as practicable.

THE FUNDS ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATIONS.

Q: What information is included in the Combined Information Statement/Prospectus?

The enclosed Combined Information Statement/Prospectus provides information about the Reorganization of each Current RSP Fund, and information about the shares to be received as a result of the Reorganization. Although the Combined Information Statement/Prospectus includes information that you should review and keep for future reference, it is not a solicitation of a proxy from you.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the fund being reorganized will hold shares of the acquiring fund.

Q: Do I need to take any action in connection with the Reorganizations?

No. The Reorganizations have been approved by the boards of trustees of both the Acquiring Funds and the Current RSP Funds, including a majority of the members of each board who are not “interested persons” of any of the Acquiring Funds or the Current RSP Funds. Approval of the Reorganizations also requires approval of “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Current RSP Funds. A majority of the outstanding voting securities of each Current RSP Fund are held by the Plan and the RSP Investment Committee, as named fiduciary to the Plan, has indicated that it will vote in favor of the Reorganizations by delivering a written consent approving each Agreement and Plan of Reorganization (each an “Agreement” and together, the “Agreements”) on or about a date that is 20 business days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable.

All shares of the Current RSP Funds will automatically be converted into shares of the Acquiring Funds on the date of the completion of the Reorganization. No certificates for shares will be issued in connection with the Reorganizations. The aggregate NAV of the Acquiring Fund Shares you receive in the Reorganization will be equal to the aggregate NAV of the shares you own in the applicable Current RSP Fund immediately prior to such Reorganization. If you sell your shares or are otherwise no longer a shareholder of, or Plan participant who has invested in the Current RSP Fund as of the closing, this transaction will not impact you.

Q: Which funds are being reorganized?

The Combined Information Statement/Prospectus provides information about the Reorganization of the Current RSP Funds into the Acquiring Funds, as noted in the table below:

Current RSP Fund		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

Q: Will the portfolio manager of my Current RSP Fund change as a result of the Reorganizations?

No. The portfolio managers of each Acquiring Fund are the same as the portfolio managers for each Current RSP Fund. SSGA FM is the investment manager of each Current RSP Fund and each Acquiring Fund. Information about the portfolio managers who will manage each Acquiring Fund following the Reorganizations is included in each Synopsis of Reorganization section.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

No. Account-level features and options such as dividend distributions and systematic withdrawals currently set up with your Current RSP Fund for your Current RSP Fund account will automatically carry over from accounts in each Current RSP Fund to accounts in the Acquiring Fund.

Q: What are the costs of the Reorganizations?

The Funds will bear (i) any brokerage costs incurred in connection with the sale and repurchase of portfolio securities in order to effect the transfer of local securities to the Acquiring Funds in markets that may require market transactions, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the Current RSP Funds in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA FM as provided in the Agreements.

Q: What are the U.S. federal income tax consequences of the Reorganizations?

The Reorganizations are expected to constitute tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the Current RSP Funds and the Acquiring Funds receive a satisfactory opinion of counsel to the effect that the proposed Reorganizations will be tax-free (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, it is expected that no gain or loss will be recognized by any Current RSP Fund or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganizations, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of an Acquiring Fund as the shareholder’s tax basis and holding period in its corresponding Current RSP Fund Shares immediately before the exchange. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” the tax attributes of the dissolving Current RSP Funds, including each Current RSP Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Current RSP Fund shareholders may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes. In addition, at any time prior to the consummation of the Reorganizations, Plan participants who have invested in the Current RSP Funds may move out of the Current RSP Funds in accordance with Plan rules.

The Current RSP Funds or Acquiring Funds may sell portfolio securities in connection with the Reorganizations. Any capital gains recognized in these sales, after reduction by any available losses, will be distributed to shareholders, and, for direct shareholders holding taxable accounts, these distributions will be taxable. See “Certain U.S. Federal Income Tax Consequences of the Reorganizations – Sales of Portfolio Securities” for additional information.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below.

Q: Will there be any material changes to fees and expenses as a result of the Reorganizations?

No. Shareholders of the Acquiring Funds will benefit from maintaining the existing fee structure of the Current RSP Funds. Each Acquiring Fund will have the same management fee and the substantially the same net total expense ratio as its corresponding Current RSP Fund. For more information, see the sections of the Combined Information Statement/Prospectus entitled “Fees and Expenses” contained in the synopsis of each Reorganization in “Section A — Reorganizations.”

Q: Whom should I call if I have questions?

If you have questions about any of the Reorganizations described in the Combined Information Statement/Prospectus, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

The table below shows each Current RSP Fund and the corresponding Acquiring Fund for each Reorganization:

Current RSP Funds		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

The Board of Trustees of the Current RSP Funds has approved the Reorganizations in order to provide continuity of investment management with SSGA FM as adviser and benefit Current RSP Funds’ shareholders by providing them with a more traditional mutual fund governance structure.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT EITHER REORGANIZATION. Shares of the Current RSP Funds will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization for your fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Please carefully read the enclosed Combined Information Statement/Prospectus, as it discusses the Reorganizations in more detail. If you sell your shares or are otherwise no longer a shareholder of, or Plan participant who is invested in, the Current RSP Fund as of the closing date, this transaction will not impact you. If you have questions, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the RSP, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

v

Sincerely,

/s/ Ellen M. Needham
Ellen M. Needham

The information contained in this Combined Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED [APRIL 5], 2021

General Electric RSP Income Fund

General Electric RSP U.S. Equity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated [April 5], 2021

This document is an information statement for each Current RSP Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The mailing address and telephone number of each Current RSP Fund is 1600 Summer Street, Stamford, Connecticut 06905, (800) 242-0134 and for each Acquiring Fund (each, a “Fund” and collectively, the “Funds”) is One Iron Street, Boston, MA 02210, (617) 664-1465. This Combined Information Statement/Prospectus contains information you should know about the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”), with respect to your Current RSP Fund, as indicated below. You should read this document carefully and retain it for future reference.

This Combined Information Statement/Prospectus is being mailed on or about [April 5, 2021].

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT EITHER REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Each of the Funds is a registered open-end management investment company (or a series thereof).

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Information Statement/Prospectus by reference:

•	the Statement of Additional Information relating to the Reorganizations, dated [April 5], 2021 (the “SAI”);

General Electric RSP Income Fund (SEC file nos. 811-21435 and 333-179688)

•

[the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP Income Fund for the fiscal year ended December 31, 2020]; and

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General Electric RSP U.S. Equity Fund (SEC file nos. 811-01494 and 333-179688)

•

[the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP U.S. Equity Fund for the fiscal year ended December 31, 2020].

For a free copy of any of the documents listed above and/or to ask questions about this Combined Information Statement/Prospectus, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the GE Retirement Savings Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, and, in the case of the Acquiring Funds, proxy materials, and other information with the SEC. Copies of these reports, proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

AS WITH ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

(continued)

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SECTION A — REORGANIZATIONS

The following information describes the proposed Reorganization of each Current RSP Fund (as defined below) into the corresponding newly created traditional mutual fund (each an “Acquiring Fund”) (each, a “Reorganization” and collectively, the “Reorganizations”).

SUMMARY

The Board of Trustees (the “Board”) of the General Electric RSP Income Fund (the “RSP Income Fund”) and General Electric RSP U.S. Equity Fund (the “RSP U.S. Equity Fund,” and, together with the RSP Income Fund, the “Current RSP Funds”) has undertaken an initiative to update certain aspects of the Current RSP Funds’ organizational structures while maintaining continuity of investment management and limiting any changes in investor-facing operations of the Current RSP Funds. The Board unanimously agrees that the initiative to convert the Current RSP Funds to traditional mutual funds will result in a more efficient structure that is in the best interest of the Current RSP Funds.

The RSP Investment Committee in its capacity as the named fiduciary for the GE Retirement Savings Plan (the “Plan”) and the majority shareholder of each Current RSP Fund (the “Majority shareholder”) has indicated that it will vote in favor of the Reorganizations by delivering a written consent approving each Agreement and Plan of Reorganization (each an “Agreement” and together, the “Agreements”) on or about a date that is 20 business days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable. The Current RSP Funds and Acquiring Funds are referred to collectively as the “Funds.” Each Reorganization is expected to close on or about [May 10, 2021].

The Current RSP Funds have historically been operated as “employees’ securities companies” pursuant to exemptive orders (the “ESC Exemptive Relief”) granted by the SEC, exempting the Current RSP Funds from various provisions applicable to registered investment companies under the 1940 Act. Among other exemptions, the ESC Exemptive Relief exempts the Current RSP Funds from the 1940 Act requirements to (i) file a registration statement on Form N-1A, (ii) file or deliver to shareholders semi-annual shareholder reports, (iii) be overseen by a board that includes a certain proportion of members that are not “interested persons” as defined in the 1940 Act, of the funds, (iv) have investment advisory agreements approved by shareholders and periodically renewed by the funds’ boards, (v) satisfy shareholder redemption requests within seven days, and (vi) issue only voting stock. The Acquiring Funds are not ESCs and, therefore, following the Reorganizations, shareholders will be invested in funds that are not exempt from these requirements.

The ESC Exemptive Relief limits the shareholder base of the Current RSP Funds to current and former employees of GE and their immediate family members. While the Acquiring Funds will not be restricted by law to these categories of shareholders, the Acquiring Funds do not presently intend to expand the shareholder base beyond these categories of eligible owners.

This Combined Information Statement/Prospectus provides information about the Reorganization of each Current RSP Fund into the corresponding Acquiring Fund. The following is a summary of the Reorganizations. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

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How Each Reorganization Will Work

•

Pursuant to the Agreements, each Current RSP Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (“Acquisition Shares”), and the Acquiring Fund’s assumption of all obligations and liabilities of the Current RSP Fund. Immediately after the closing, each Current RSP Fund will liquidate and distribute pro rata to shareholders of record of its shares the Acquisition Shares received by the Current RSP Fund.

•

Each Acquiring Fund will issue and deliver to the Current RSP Fund in exchange for its net assets a number of Acquisition Shares (including fractional shares, if any) determined by dividing the value of the Current RSP Fund’s net assets by the net asset value of one Acquisition Share. Such transactions shall take place at the closing of the Reorganization.

•

The Funds will bear (i) any brokerage costs incurred in connection with the sale and repurchase of portfolio securities or in order to effect the transfer of local securities to the Acquiring Funds in markets that may require market transactions, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the RSP Fund in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA Funds Management, Inc. (“SSGA FM”) as provided in the Agreements.

•

As part of the Reorganization of your Current RSP Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up with your Current RSP Fund for your Current RSP Fund account will be transferred to your new Acquiring Fund account.

•

Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in the Reorganizations. The Acquiring Funds do not impose any sales charges, so no sales charges will apply to subsequent purchases.

•	After the Reorganizations are completed, Current RSP Fund shareholders will be shareholders of the corresponding Acquiring Fund.

U.S. Federal Income Tax Consequences

The Reorganizations are expected to constitute tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the

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Current RSP Funds and the Acquiring Funds receive a satisfactory opinion of counsel to the effect that the proposed Reorganizations will be tax-free (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, it is expected that no gain or loss will be recognized by any Current RSP Fund or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganizations, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of an Acquiring Fund as the shareholder’s tax basis and holding period in its corresponding Current RSP Fund Shares immediately before the exchange. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” the tax attributes of the dissolving Current RSP Funds, including each Current RSP Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, direct shareholders of the Current RSP Funds may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming direct shareholder for U.S. federal income tax purposes. In addition, at any time prior to the consummation of the Reorganizations, Plan participants who have invested in the Current RSP Funds may move out of the Current RSP Funds in accordance with Plan rules.

The Current RSP Funds or Acquiring Funds may sell portfolio securities in connection with the Reorganizations. Any capital gains recognized in these sales, after reduction by any available losses, will be distributed to shareholders, and, for direct shareholders holding taxable accounts, these distributions will be taxable. See “Certain U.S. Federal Income Tax Consequences of the Reorganizations – Sales of Portfolio Securities” for additional information.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below.

Costs of the Reorganizations

The Funds will bear (i) any brokerage costs incurred in connection with the sale and repurchase of portfolio securities or in order to effect the transfer of local securities to the Acquiring Funds in markets that may require market transactions, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the RSP Fund in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA FM as provided in the Agreements.

As of the date of this Combined Information Statement/Prospectus, the Funds are expected to incur transaction costs totaling $227,453 and $679,669, respectively, in connection with consummating the Reorganizations. Based on current asset levels, this is expected to have a one-time impact of 0.01% and 0.01% on the NAV of the Funds.

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SYNOPSIS OF REORGANIZATION 1: COMPARISON OF GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND

Comparison of the Current RSP Fund and the Acquiring Fund

The Current RSP Fund and the Acquiring Fund:1

•	Have substantially similar investment strategies, policies and risks; however, there are some differences as discussed in more detail below.

•	Have the same investment manager – SSGA FM.

•

Are both open-end management investment companies registered under the 1940 Act; however, the Current RSP Fund is exempt from many provisions of the 1940 Act as an “employees’ security company” while the Acquiring Fund is not an employees’ security company, as discussed in more detail below.

•	Have different fiscal year ends. The Current RSP Fund has a December 31 fiscal year end; the Acquiring Fund has a September 30 fiscal year end.

•

Have different organizational forms. The Current RSP Fund is organized as a New York common law trust. The Acquiring Fund is a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

Comparison of Fees and Expenses

The tables below are intended to help Current RSP Fund shareholders and Plan participants who are invested in the Current RSP Fund compare the sales charges, management fees and expense ratios of a Current RSP Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganizations. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs, sub-TA expenses, and distribution and administrative services fees, if applicable, including pricing and custody services. For each Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended December 31, 2020 for the Current RSP Fund. The numbers provided in the following expense table and examples for the Acquiring Fund are estimates because the Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus. As such, the rate at which expenses are accrued following the Reorganization may not be constant and, at any particular point, may be greater or less than the stated average percentage.

[1]	For the purposes of this section only, Current RSP Fund refers to General Electric RSP U.S. Equity Fund, and Acquiring Fund refers to State Street U.S. Core Equity Fund.

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	Current RSP Fund	Acquiring Fund after Transaction with Current RSP Fund (Pro Forma Combined)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%
Distribution and/or shareholder Service (12b-1) Fees	None	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.14%	0.14%

Expense Examples: The following Examples are intended to help you compare the cost of investing in the Current RSP Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganization. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Current RSP Fund and Acquiring Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

	1 year	3 years	5 years	10 years
Current RSP Fund	$14	$45	$79	$179
Pro forma Acquiring Fund (after the Transaction with Current RSP Fund)	$14	$45	$79	$179

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Portfolio Turnover. The Current RSP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Current RSP Fund’s portfolio turnover for the most recent fiscal year ended December 31, 2020 is provided below:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Current RSP Fund	[37]%

The Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus; however, it is anticipated that the Acquiring Fund’s portfolio turnover rate will likely be similar to that of the Current RSP Fund.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The table below shows the Current RSP Fund’s and the Acquiring Fund’s investment objective (which are identical) as well as marked text showing the differences between the Current RSP Fund’s and Acquiring Fund’s principal investment strategies. The Current RSP Fund’s strategy has been marked to show how it would need to be changed to match the Acquiring Fund’s strategy; deleted text is shown in red strikethrough and added text is shown in blue underline. While the Current RSP Fund and the Acquiring Fund have substantially similar principal investment strategies, there are some differences. Note that, unlike most traditional open-end mutual funds, the Current RSP Fund does not prepare a registration statement on Form N-1A. Thus, it does not file a document with the SEC containing information about the Fund’s investment objective, strategies, policies and risks corresponding to the information disclosed by the Acquiring Fund.

Investment Objective:	The investment objective is to seek long-term growth of capital.
Principal Investment Strategy:

The Fund seeks to achieve its investment ~~objectives~~objective by investing at least 80% of its net assets (plus any borrowings for investment purposes ~~as permitted by the investment guidelines noted below~~) under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. ~~A~~The Fund considers a company to be a U.S. company ~~is a company that~~if it generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S. ~~The U.S. Equity Fund is designed to produce a broadly diversified portfolio and typically has characteristics similar to the S&P 500® Index, including average market capitalization and dividend yield potential. Stock selection is key to the performance of the U.S. Equity Fund.~~At times, the Fund’s investments may be focused in one or more market sectors, such as technology.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) ~~with~~that they believe have desirable characteristics for the Fund such as:

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•  low valuations in relation to their peers, the market, their historical ~~valuation potential~~valuations or their growth ~~rates~~rate potential;

•  appropriate capital structures; and/or

•  high quality management focused on generating shareholder value.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, when the portfolio managers believe that the valuation ~~becomes~~has become excessive, or when more attractive alternatives are identified.

The Fund also may invest up to ~~20~~15% of its net assets (plus any borrowings for investment purposes) in foreign securities and up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities. The portfolio managers may also use various types of derivative instruments (such as futures, options and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may short sell securities and enter into reverse repurchase agreements. The Fund may also invest in real estate investment trusts (“REITs”), and other registered investment companies, including exchange-traded funds.

Comparison of Fundamental Investment Policies

The Current RSP Fund and Acquiring Fund have each adopted certain fundamental and non-fundamental investment restrictions. For the Current RSP Fund, the Fund’s investment strategy, as described above, is fundamental. The Funds’ other fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Underwriting, Real Estate, Commodities and Investment Companies:	Moneys in the Fund will not be used in the underwriting of securities or for the purchase of real estate, interests in real estate, investment trusts, commodities, or commodity contracts, or invested in companies for the purpose of exercising control or management, or invested in securities of registered investment companies.

The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time. The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time. The Fund may underwrite securities to the extent consistent with applicable law from time to time.

No similar restrictions against investments in investment trusts or registered investment companies.

Lending:	Moneys in the Fund will not be lent to others, although they may be applied to the purchase of bonds and debt securities of a type publicly distributed or customarily purchased by institutional investors.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.
Diversification:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof (a) the Fund would hold more than 10% of the outstanding voting securities of any issuer or (b) more than 5% of the value of the total assets in the Fund would be represented by the securities of any one issuer (except securities of the U.S. Government and its instrumentalities).	The Fund is “diversified” within the meaning of the 1940 Act, which means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

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	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Concentration:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof more than 25% of the value of the total assets in the Fund would be invested in any particular industry.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.
Issuer Seasoning:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof more than 5% of the value of the total assets in the Fund would be invested in issuers which (including predecessors) have not been in continuous operation for at least three years.	No similar restriction
Affiliate Purchases and Underwritings:	The Fund will not invest in securities of General Electric Company or its affiliates, or in securities of the investment manager, and will not during the existence of any underwriting syndicate purchase any securities for which its investment manager is acting as principal underwriter.	No similar restriction
Affiliate Purchases/Sales:	The Fund will not purchase from or sell any of its portfolio securities to General Electric Company or its affiliates or its investment manager or any officer or director thereof. This investment restriction is not intended to prohibit the Fund from engaging in such transactions with other investment companies or accounts managed by the investment adviser or the investment adviser’s affiliates when the transactions are entered into in accordance with the 1940 Act and the rules thereunder.	No similar restriction
Short Sales:	The Fund will not engage in margin transactions or short sales or participate in a joint trading account.	No similar restriction
Options:	The Fund will not invest in puts, calls or similar options.	No similar restriction
Borrowing:	The Fund may borrow money from the Retirement Savings Trust and secure repayment by pledging assets of the Fund. The Fund may also borrow money as a temporary measure to meet cash or administrative needs. Except with respect to borrowings from the Retirement Savings Trust, the Fund will not mortgage or pledge any of its assets.	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in the Acquiring Funds’ Prospectus, enclosed herewith. The Current RSP Fund and the Acquiring Fund are subject to substantially the same principal risks, but they differ principally in that the Acquiring Fund is permitted to invest in derivative instruments and other investment companies and to engage in short sales. Thus, unlike the Current RSP Fund, the Acquiring Fund is subject to derivatives risk, counterparty risk, risk of investment in other pools, exchange traded funds risk and short sale risk.

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Although there are differences between the way the Current RSP Fund has historically described its principal risks in its disclosure documents, and the way the Acquiring Fund describes its principal risks in its disclosure documents, the Funds have substantially similar principal risks since they have substantially similar principal investment strategies. The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Market Risk	X	X
Equity Investing Risk	X	X
Management/Style Risk	X	X
Large-Capitalization Securities Risk	X	X
Mid-Capitalization Securities Risk Small-Capitalization Company Risk	X X	X X
Counterparty Risk	X	X
Debt Securities Risk	X	X
Derivatives Risk	X	X
Exchange Traded Funds Risk	—	X
Growth Stock Risk	X	X
Non-U.S. Securities Risk	X	X
Risk of Investment in Other Pools	—	X
Short Sale Risk	—	X
Technology Sector Risk	—	X
Value Stock Risk	X	X
Real Estate Sector Risk	—	X
Real Estate Investment Trust Risk	—	X

Comparison of Management of the Funds

SSGA FM serves as investment manager for each Fund. SSGA FM provides an investment management program for the Fund and manages the investment of the Fund’s assets. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM is registered with the SEC under the 1940 Act. SSGA FM and certain other affiliates of State Street Corporation make up State Street Global Advisors. State Street Global Advisors is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. SSGA FM’s principal business address is One Iron Street, Boston, Massachusetts 02210.

The portfolio managers of both the Current RSP Fund and the Acquiring Fund are identical. Paul Nestro, Michael Solecki, CFA and Christopher Sierakowski, CFA are co-portfolio managers with joint responsibility for the day-to-day management of both Funds, including the selection of the Funds’ investments. Messrs. Nestro, Solecki and Sierakowski have served as portfolio managers for the Current RSP Fund [since 2018, 2019, and 2017], respectively. For the fiscal year ended December 31, 2020, the Current RSP Fund paid SSGA FM a management fee equal to [0.12]% of average net assets.

A discussion regarding the basis for the Board of the Current RSP Fund’s approval of the Fund’s investment advisory agreement is available in the Fund’s most recent annual report to shareholders. A discussion regarding the basis for the Acquiring Fund’s Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semiannual report to shareholders following commencement of operations.

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The SAI describes the employment history of the portfolio managers of each Fund and provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The bar chart and table below provide some indication of the risks of investing in the Funds by illustrating the variability of the Current RSP Fund’s returns from year-to-year and by showing how the Current RSP Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart and table show how the Current RSP Fund’s returns have varied for each full calendar year shown. The Acquiring Fund will assume and continue the performance history of the Current RSP Fund. The below bar chart and table reflect the past performance of the Current RSP Fund, adjusted to reflect the operating expenses of the Acquiring Fund for each year in which the historical operating expenses of the Current RSP Fund were lower than the estimated total annual operating expenses of the Acquiring Fund at the time of the reorganization. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Combined Information Statement/Prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as the Plan or individual retirement accounts.

The Current RSP Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future. Current performance information for the Current RSP Fund is available toll free by calling (1) for direct shareholders (800) 242-0134 or by visiting the State Street Global Advisor’s website at www.ssga.com/geam or (2) for participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading (TTY service is available at 1-800-610-4015) or by visiting the RSP website at OneHR.ge.com > Retirement > My GE RSP > Quick Links > Investment Performance and Research.

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General Electric RSP U.S. Equity Fund

SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.61% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -17.71% (quarter ended March 31, 2020).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)

General Electric RSP U.S. Equity Fund	Share Inception Date	1 Year	5 Years	10 Years
Share	01/01/80
returns before taxes		23.82%	16.06%	13.70%
returns after taxes on distributions		21.86%	13.66%	11.25%
returns after taxes on distributions and sale of Fund shares		15.38%	12.23%	10.39%
S&P 500 Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		18.40%	15.22%	13.88%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Fund, the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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SYNOPSIS OF REORGANIZATION 2: COMPARISON OF GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND

Comparison of the Current RSP Fund and the Acquiring Fund

The Current RSP Fund and the Acquiring Fund:2

•	Have substantially similar investment strategies, policies and risks; however, there are some differences as discussed in more detail below.

•	Have the same investment manager – SSGA FM.

•

Are both open-end management investment companies registered under the 1940 Act; however, the Current RSP Fund is exempt from many provisions of the 1940 Act as an “employees’ security company” while the Acquiring Fund is not an employees’ security company, as discussed in more detail below.

•	Have different fiscal year ends. The Current RSP Fund has a December 31 fiscal year end; the Acquiring Fund has a September 30 fiscal year end.

•

Have different organizational forms. The Current RSP Fund is organized as a New York common law trust. The Acquiring Fund is a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

Comparison of Fees and Expenses

The tables below are intended to help Current RSP Fund shareholders and Plan participants who are invested in the Current RSP Fund compare the sales charges, management fees and expense ratios of a Current RSP Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs, sub-TA expenses, and distribution and administrative services fees, if applicable, including pricing and custody services. For the Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended [December 31, 2020] for the Current RSP Fund. The numbers provided in the following expense tables and examples for the Acquiring Fund are estimates because the Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus. As such, the rate at which expenses are accrued following the Reorganization may not be constant and, at any particular point, may be greater or less than the stated average percentage.

[2]	For the purposes of this section only, Current RSP Fund refers to General Electric RSP Income Fund, and Acquiring Fund refers to State Street Income Fund.

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	Current RSP Fund	Acquiring Fund after Transaction with Current RSP Fund (Pro Forma Combined)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%
Distribution and/or shareholder Service (12b-1) Fees	None	None
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.17%	0.17%

Expense Examples: The following Examples are intended to help you compare the cost of investing in the Current RSP Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganization. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Current RSP Fund and Acquiring Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

	1 year	3 years	5 years	10 years
Current RSP Fund	$17	$55	$96	$217
Pro forma Acquiring Fund (after the Transaction with Current RSP Fund)	$17	$55	$96	$217

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Portfolio Turnover. The Current RSP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Current RSP Fund’s portfolio turnover for the most recent fiscal year ended December 31, 2020 is provided below:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Current RSP Fund	[110]%

The Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus; however, it is anticipated that the Acquiring Fund’s portfolio turnover rate will likely be similar to that of the Current RSP Fund.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The table below shows marked text comparing the differences between the Current RSP Fund’s and the Acquiring Fund’s investment objective as well as the Current RSP Fund’s and Acquiring Fund’s principal investment strategies. The Current RSP Fund’s objective and strategy have been marked to show how they would need to be changed to match the Acquiring Fund’s strategy; deleted text is shown in red strikethrough and added text is shown in blue underline. While the Current RSP Fund and the Acquiring Fund have substantially similar investment objectives and principal investment strategies, there are some differences. Note that, unlike most traditional open-end mutual funds, the Current RSP Fund does not prepare a registration statement on Form N-1A. Thus, it does not file a document with the SEC containing information about the Fund’s investment objective, strategies, policies and risks corresponding to the information disclosed by the Acquiring Fund.

Investment Objective:	The investment objective of the Fund ~~seeks a high interest rate of return over a long-term period consistent with the~~is to seek high current income and preservation of capital.
Principal Investment Strategy:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets ~~(plus any borrowings for investment purposes as permitted by the investment guidelines noted below)~~ under normal circumstances in debt securities.

The Fund invests ~~primarily~~significantly in a variety of investment-grade debt securities, such as agency mortgage-backed securities, corporate bonds, U.S. Government securities~~,~~ and money market instruments. The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal ~~and~~or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of ~~the~~ Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by ~~the~~ Federal National Mortgage Association (“Fannie Mae”) and ~~the~~ Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency ~~(“FHFA”)~~ acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

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The portfolio managers seek to identify debt securities ~~with~~that they believe have desirable characteristics for the Fund such as:

•  attractive yields and prices;

•  the potential for capital appreciation; and/or

•  reasonable credit quality.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, ~~or when valuation becomes excessive and~~when the portfolio managers believe that the valuation has become excessive, or when more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”) ~~and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market~~. The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. High yield securities are those rated BB+ or lower by S&P or Ba1 or lower by Moody’s or of similar quality. The Fund also may invest up to 35% of its total assets in foreign (including emerging markets) debt securities, and up to 20% of its net assets ~~(plus any borrowings for investment purposes as permitted by the investment guidelines noted below)~~ in equity securities. The Fund may also invest in municipal obligations and asset-backed securities. The Fund may also invest up to 20% of its net assets in exchange-traded funds, mutual funds and other commingled investments.

The portfolio managers may also use various types of derivative instruments (~~primarily~~such as futures contracts ~~and~~, interest rate and credit default swaps, options and forward contracts) to manage yield, ~~interest rate exposure (also known as~~ duration (a measure of a bond price’s sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

The Fund may engage in active and frequent trading of its portfolio securities.

Comparison of Fundamental Investment Policies

The Current RSP Fund and Acquiring Fund have each adopted certain fundamental and non-fundamental investment restrictions. For the Current RSP Fund, the Fund’s investment strategy, as described above, is fundamental. The Funds’ other fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	General Electric RSP Income Fund	State Street Income Fund
Borrowing:	The Fund will not borrow money or property except as a temporary measure to meet the cash or administrative needs of the Fund. In no event will the amount of such borrowings exceed 10% of the Fund’s total assets taken at market value at the time of such borrowing.	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.
Lending:	The Fund will not make cash loans to others except through the purchase of debt securities in accordance with the Fund’s investment objectives.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.
Underwriting:	The Fund will not act as an underwriter of securities for other issuers except that the Fund may acquire securities under circumstances where if they are later resold it may be deemed to be an underwriter under the Securities Act of 1933, as amended.	The Fund may underwrite securities to the extent consistent with applicable law from time to time.

15

	General Electric RSP Income Fund	State Street Income Fund
Investments in Real Estate and Commodities:	The Fund will not invest directly in real estate or invest in interests in oil, gas or other mineral lease or production agreements.	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time. The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.
Diversification:	The Funds are “diversified” within the meaning of the 1940 Act, which means that at least 75% of the value of each Fund’s total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Concentration:	The Fund will not purchase any securities if as a result of such purchase more than 25% if its total assets would be invested in a particular industry.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

The Current RSP Fund is also subject to the following non-fundamental investment policies, none of which has been adopted by the Acquiring Fund. The Current RSP Fund cannot:

1.	purchase securities on margin or sell short or participate in a joint trading account;

2.	deal in options to buy or sell securities except to the extent permitted by law;

3.	purchase securities for the purpose of exercising control or management;

4.

pledge, mortgage or hypothecate any of its assets except, that, to secure borrowings that are temporary measures to meet cash or administrative needs, it may pledge securities which, together with all such securities previously so pledged, at the time of the pledge, do not exceed 10% of the Fund’s total assets;

5.

unless otherwise permitted by law, purchase or sell directly to any of its officers or trustees of General Electric Investment Corporation (“GEIC”) of the officers of GEIC, or any affiliate (as defined by the 1940 Act) of the Fund or any affiliate of such affiliate, portfolio securities or other property of such Fund;

6.

unless otherwise permitted by law, invest in securities of GE or its affiliates, or in securities of an investment manager of the Fund and will not during the existence of any underwriting syndicate purchase any securities for which its investment manager is acting as principal underwriter;

7.	purchase any security if as a result of such purchase more than 25% of its total assets would be subject to legal or contractual restrictions on resale; and

8.	invest in the securities of registered investment companies.

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Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in the Acquiring Fund’s Prospectus, enclosed herewith. The Current RSP Fund and the Acquiring Fund are subject to substantially the same principal risks, but they differ principally in that the Acquiring Fund is permitted to invest other investment companies. Thus, unlike the Current RSP Fund, the Acquiring Fund is subject to the risk of investment in other pools and exchange traded funds risk.

Although there are differences between the way the Current RSP Fund has historically described its principal risks in its disclosure documents, and the way the Acquiring Fund describes its principal risks in its disclosure documents, the Funds have substantially similar principal risks since they have substantially similar principal investment strategies. The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	General Electric RSP Income Fund	State Street Income Fund
Market Risk	X	X
Debt Securities Risk	X	X
Management Risk	X	X
Below Investment-Grade Securities Risk	X	X
Derivatives Risk	X	X
Counterparty Risk	X	X
Emerging Markets Risk	X	X
Equity Investing Risk	X	X
Exchange Traded Funds Risk	—	X
Liquidity Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk	X	X
Municipal Obligations Risk	—	X
Non-U.S. Securities Risk	X	X
Portfolio Turnover Risk	X	X
Risk of Investment in Other Pools	—	X
U.S. Government Securities Risk	X	X
Valuation Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Prepayment Risk	X	X

Comparison of Management of the Funds

SSGA FM serves as investment manager for each Fund. SSGA FM provides an investment management program for the Fund and manages the investment of the Fund’s assets. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM is registered with the SEC under the 1940 Act. SSGA FM and certain other affiliates of State Street Corporation make up State Street Global Advisors. State Street Global Advisors is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. SSGA FM’s principal business address is One Iron Street, Boston, Massachusetts 02210.

The portfolio managers of both the Current RSP Fund and the Acquiring Fund are identical. Matthew Nest and James Palmieri are co-portfolio managers with joint responsibility for the day-to-day management of both Funds, including the selection of the Funds’ investments. Mr. Nest and Mr. Palmieri have served as portfolio managers for the Current RSP Fund since 2018 and 2019, respectively. For the fiscal year ended December 31, 2020, the Current RSP Fund paid SSGA FM a management fee equal to [0.13]% of average net assets.

17

A discussion regarding the basis for the Board of the Current RSP Fund’s approval of the Fund’s investment advisory agreement is available in the Fund’s most recent annual report to shareholders. A discussion regarding the basis for the Acquiring Fund’s Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semiannual report to shareholders following commencement of operations.

The SAI describes the employment history of the portfolio managers of each Fund and provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The bar chart and table below provide some indication of the risks of investing in the Funds by illustrating the variability of the Current RSP Fund’s returns from year-to-year and by showing how the Current RSP Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart and table shows how the Current RSP Fund’s returns have varied for each full calendar year shown. The Acquiring Fund will assume and continue the performance history of the Current RSP Fund. The below bar chart and table reflect the past performance of the Current RSP Fund, adjusted to reflect the operating expenses of the Acquiring Fund for each year in which the historical operating expenses of the Current RSP Fund were lower than the estimated total annual operating expenses of the Acquiring Fund at the time of the reorganization. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Combined Information Statement/Prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as the Plan or individual retirement accounts.

The Current RSP Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future. Current performance information for the Current RSP Fund is available toll free by calling (1) for direct shareholders (800) 242-0134 or by visiting the State Street Global Advisor’s website at www.ssga.com/geam or (2) for participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading (TTY service is available at 1-800-610-4015) or by visiting the RSP website at OneHR.ge.com > Retirement > My GE RSP > Quick Links > Investment Performance and Research.

18

General Electric RSP Income Fund

SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.79% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -2.70% (quarter ended December 31, 2016).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)

General Electric RSP U.S. Equity Fund	Share Inception Date	1 Year	5 Years	10 Years
Share	01/03/80
returns before taxes		8.19%	4.80%	4.29%
returns after taxes on distributions		6.87%	3.54%	2.95%
returns after taxes on distributions and sale of Fund shares		4.86%	3.13%	2.73%
Bloomberg Barclays U.S. Aggregate Bond Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.51%	4.44%	3.84%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Fund, the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

19

SECTION B — ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The Board of each Fund has approved each Agreement and Plan of Reorganization (the “Agreements”). While shareholders and Plan participants are encouraged to review the Agreements, which are attached as Appendix D to this Combined Information Statement/Prospectus, the following is a summary of certain terms of the Agreements:

•

Each Reorganization is expected to close on or about [May 10, 2021], subject to receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Current RSP Fund and the corresponding Acquiring Fund.

•

Each Current RSP Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all the Current RSP Fund’s obligations and liabilities and will issue Acquisition Shares to the Current RSP Fund. The value of each Current RSP Fund’s assets, as well as the number of Acquisition Shares to be issued to the Current RSP Fund, will be determined in accordance with the Agreements. The Acquisition Shares will have an aggregate net asset value equal to the value of the assets received from the Current RSP Fund, net of any liabilities and costs of the Reorganization payable by the Current RSP Fund. Immediately after the closing, the Current RSP Fund will liquidate and distribute pro rata to its shareholders of record the Acquisition Shares received by the Current RSP Fund. As a result, shareholders of the Current RSP Fund will become shareholders of the corresponding Acquiring Fund.

•

The value of the net assets of each Current RSP Fund and of the Acquisition Shares of the corresponding Acquiring Fund will be computed consistent with procedures established by the Board of Trustees of State Street Institutional Investment Trust with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated under the Agreements to be paid by the Current RSP Fund, and shall be certified by the Current RSP Fund.

Termination of the Agreements

The Agreements and the transactions contemplated by them may be terminated with respect to any Reorganization by mutual agreement of the Current RSP Fund and the Acquiring Fund at any time prior to the closing thereof, or by either the Current RSP Fund or the Acquiring Fund in the event of a material breach of the Agreements by the other Fund, a failure of any condition precedent to the terminating Fund’s obligations under the Agreements or in the event any judgment, injunction, order, ruling or decree or any other action restraining, enjoining or otherwise prohibiting the Agreements or the consummation of any of the transactions contemplated by the Agreements is issued by a governmental entity and becomes final and non-appealable; provided that the Fund seeking to terminate the Agreement shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied. In the event of a termination of a Reorganization, GE and SSGA FM will bear all costs associated with that Reorganization other than the legal costs of the Current RSP Funds, which will be borne by the Current RSP Funds.

20

U.S. Federal Income Tax Status of the Reorganizations

The following is a general summary of the certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as the Plan.

Each Current RSP Fund has elected and qualified since its inception to be treated as a “regulated investment company” under Subchapter M of the Code and each Acquiring Fund intends to elect and qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the last business day before the completion of the Reorganizations (“Closing Date”).

Each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes under Section 368(a) of the Code. Accordingly, it is expected that no gain or loss will be recognized by the Current RSP Funds or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to a Reorganization, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of the Acquiring Fund as the shareholder’s tax basis and holding period in its Current RSP Fund Shares immediately before the exchange.

If, as expected, the Reorganizations are tax-free, the tax attributes of each Current RSP Fund, if any, move to the corresponding Acquiring Fund, including, as of the date of the Reorganizations, the Current RSP Funds’ cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Current RSP Fund shareholders may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.

Neither the Current RSP Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations. Based on certain customary assumptions, factual representations to be made on behalf of each Current RSP Fund and Acquiring Fund, and existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, Ropes & Gray LLP (legal counsel to State Street Institutional Investment Trust) will, as a condition to the closing of the Reorganizations, provide a legal opinion substantially to the effect that, for federal income tax purposes:

21

(a)

The acquisition by the Acquiring Fund of all the assets of the Current RSP Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of Current RSP Fund, following which the Acquisition Shares received by the Current RSP Fund will be distributed by the Current RSP Fund to its shareholders in liquidation and termination of Current RSP Fund, all pursuant to the Agreements will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Current RSP Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357(a) of the Code, the Current RSP Fund will not recognize gain or loss upon the transfer of all its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Current RSP Fund, or upon the distribution of the Acquisition Shares by the Current RSP Fund to its shareholders in liquidation;

(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Current RSP Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Current RSP Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Current RSP Fund transferred to the Acquiring Fund in the Reorganizations will be the same as the Current RSP Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the holding period in the hands of the Acquiring Fund of each Current RSP Fund asset transferred to the Acquiring Fund in the Reorganization will include the period during which such asset was held or treated for federal income tax purposes as being held by the Current RSP Fund;

(f)

Under Section 354 of the Code, the Current RSP Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Current RSP Fund for the Acquisition Shares in the Reorganization;

(g)

Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares that a Current RSP Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Current RSP Fund Shares exchanged therefor;

(h)

Under Section 1223(1) of the Code, a Current RSP Fund shareholder’s holding period for the Acquisition Shares received in the Reorganization will be determined by including the holding period for which such shareholder held or is treated for federal income tax purposes as having held the Current RSP Fund shares exchanged therefor, provided the shareholder held such Current RSP Fund shares as capital assets;

(i)

The Acquiring Fund will succeed to and take into account the items of the Current RSP Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder;

22

A copy of the opinion will be filed with the SEC and will be available for public inspection.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated and the IRS or a court were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Current RSP Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Current RSP Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Current RSP Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Sales of Portfolio Securities. The Current RSP Funds may sell portfolio securities in connection with the Reorganizations, including due to foreign market requirements. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s tax basis in such assets. Any capital gains recognized in these sales, after reduction by any available losses (including losses recognized in the taxable year in which such sales occur), will be distributed to shareholders (i.e. to RSP and to shareholders outside of RSP) as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses) and, for direct shareholders holding taxable accounts, these distributions will be taxable .

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any, as of the date of closing of the Reorganizations, of each Current RSP Fund are expected to move to the corresponding Acquiring Fund in the Reorganizations and to be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gains to the combined Fund and its shareholders post-closing.

General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax advisor regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain U.S. federal income tax consequences.

23

Capitalization of Current RSP Funds and Acquiring Funds

The following tables show the capitalization of each Current RSP Fund as of [December 31, 2020], its corresponding Acquiring Fund as of [December 31, 2020] and its corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of [December 31, 2020] giving effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of its corresponding Current RSP Fund if the Reorganization was consummated on [December 31, 2020], and do not reflect the number of shares or value of shares that would actually be received if the Reorganizations occurred on the Closing Date. Each Acquiring Fund is a shell fund that will commence operations on the Closing Date. Each Current RSP Fund will be the accounting survivor for financial statement purposes. The capitalizations of the Current RSP Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Table C-1. Actual and Pro Forma Capitalization of each Current RSP Fund and each Acquiring Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
General Electric RSP U.S. Equity Fund
Unit	$6,229,783,247	$66.39	93,838,310
Total	$6,229,783,247	$66.39	93,838,310
State Street U.S. Core Equity Fund Portfolio (Current)
Share Class	$—	$—	—
Total	$—	$—	—
State Street U.S. Core Equity Fund Portfolio (Pro Forma Combined)(1)
Share Class	$6,229,783,247	$66.39	93,838,310
Total	$6,229,783,247	$66.39	93,838,310

(1)

Assumes the Reorganization was consummated on [December 31, 2020] and is for information purposes only. No assurance can be given as to how many shares of the General Electric RSP U.S. Equity Fund will be received by the shareholders of the State Street U.S. Core Equity Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of General Electric RSP U.S. Equity Fund that actually will be received on or after such date.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
General Electric RSP Income Fund
Unit	$2,084,815,262	$12.42	167,898,075
Total	$2,084,815,262	$12.42	167,898,075
State Street Income Fund (Current)	$—	$—	—
Share Class	$—	$—	—
Total	$—	$—	—

24

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
State Street Income Fund (Pro Forma Combined)(1)
Share Class	$2,084,815,262	$12.42	167,898,075
Total	$2,084,815,262	$12.42	167,898,075

(1)

Assumes the Reorganization was consummated on [December 31, 2020] and is for information purposes only. No assurance can be given as to how many shares of the General Electric RSP Income Fund will be received by the shareholders of the State Street Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of General Electric RSP Income Fund that actually will be received on or after such date.

Board Considerations – Current RSP Funds

Each Reorganization was reviewed by the Board of the Current RSP Funds at a meeting of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board considered the Reorganization of each Fund. In connection with the Board meeting, SSGA FM, GE and their affiliates (as applicable) provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by the Board at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, the Board, including the Board members who are not “interested persons” (as that term is defined in Section 2(a)(19) of the 1940 Act) (the “Independent Trustees”) of the Current RSP Funds, voting separately, unanimously approved the Reorganization of each Current RSP Fund.

Prior to doing so, the Board, including the Independent Trustees, unanimously determined that participation of the Current RSP Funds in the Reorganization was in the best interests of each Fund.

The general factors considered by the Current RSP Funds’ Board in assessing and approving each Reorganization included, among others, in no order of priority:

1.	that the interests of shareholders of the Current RSP Funds would not be diluted as a result of the Reorganization;

2.	the substantial similarities of the investment objectives and principal investment strategies of the Current RSP Fund and the corresponding Acquiring Fund;

3.

the current assets of the Current RSP Fund and the corresponding Acquiring Fund, and the anticipated combined pro forma assets of the Acquiring Fund after the Reorganization and potential for economies of scale;

4.	the benefits to unitholders of a more traditional mutual fund governance structure, including, among others, additional disclosure requirements applicable to the Acquiring

25

Funds, additional voting rights afforded to shareholders of the Acquiring Funds, and oversight by a board experienced in overseeing traditional mutual funds managed by SSGA FM (with over 75% of the members of the Acquiring Funds’ Board being Independent Trustees);

5.	the nature and quality of distribution and other shareholder services to be provided to the Acquiring Fund;

6.

the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Current RSP Fund’s pre-Reorganization losses for U.S. federal income tax purposes after the Reorganization (see “U.S. Federal Income Tax Status of the Reorganizations” above);

7.	the continuity of the portfolio managers to the Acquiring Fund;

8.	that shareholders of the Current RSP Fund will experience no material change in shareholder services as a result of the Reorganization and SSGA FM’s representation to this effect;

9.	uncertainty about whether or for how much longer the RSP Investment Committee would be willing to continue use of the Current RSP Funds given their regulatory and governance structure; and

10.	that the direct costs associated with the Reorganizations, other than as set out in the Agreements, would be borne by GE and SSGA FM.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. With respect to each factor the Board considered, the Board concluded, within the context of their overall conclusions, that such factor supported the approval of the Reorganizations.

Board Considerations – Acquiring Funds

Each Reorganization was reviewed by the Board of the Acquiring Funds at its November 2020 and February 2021 meetings of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board considered the Reorganization of each Fund. In connection with the Board meeting, SSGA FM, GE and their affiliates (as applicable) provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by the Board at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, the Board, including the Independent Trustees of the Acquiring Funds, voting separately, unanimously approved the Reorganization of each Acquiring Fund.

26

Prior to doing so, the Board, including the Independent Trustees, unanimously determined that participation of the Acquiring Funds in the Reorganization would not cause dilution to the shareholders and was in the best interests of each Fund.

The general factors considered by the Acquiring Funds’ Board in assessing and approving each Reorganization included, among others, in no order of priority:

1.	the fees and expenses that are expected to be borne by the Acquiring Funds in connection with the Reorganization;

2.	any effect of the Reorganizations on annual Fund operating expenses and shareholder fees and services with respect to the Acquiring Funds;

3.	the direct or indirect federal income tax consequences of the Reorganization to the Acquiring Funds;

4.	the substantial similarities of the investment objectives and principal investment strategies of the Current RSP Fund and the corresponding Acquiring Fund;

5.	that, because the Acquiring Funds have no shareholders, there will be no dilution of Acquiring Fund shareholders in connection with the Reorganizations;

6.	the nature and quality of distribution and other shareholder services to be provided to the Acquiring Fund;

7.	that the direct costs associated with the Reorganizations, other than as set out in the Agreements, would be borne by GE and SSGA FM; and

8.

the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Current RSP Fund’s pre-Reorganization losses for U.S. federal income tax purposes after the Reorganization (see “U.S. Federal Income Tax Status of the Reorganizations” above).

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. With respect to each factor the Board considered, the Board concluded, within the context of their overall conclusions, that such factor supported the approval of the Reorganizations.

27

APPENDIX A — OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Acquiring Funds and the Current RSP Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
A-1	Ownership of Current RSP Fund and Acquiring Fund Shares
A-2	Financial highlights of each Acquiring Fund

Table A-1. Ownership of Current RSP Fund and Acquiring Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of February 1, 2021 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percent of shares held	Percent of shares held following the Reorganization
General Electric RSP Income Fund	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	76.28%	76.28%

General Electric RSP U.S. Equity Fund	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	69.04%	69.04%

As of February 1, 2021, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding share class of such Fund.

Table A-2. Financial Highlights

The Current RSP Funds’ report to shareholders for the year ended December 31, 2020 contains additional information for the Current RSP Funds, including the Current RSP Funds’ financial performance for the past five years under the heading, “Financial Highlights,” which is incorporated by reference herein in reliance upon the report of BBD, LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request. In addition, the below table contains such audited “Financial Highlights” for the past five years. The Acquiring Funds have not commenced operations and, therefore, do not have financial highlights. The Current RSP Funds’ most recent annual reports are incorporated by reference into the SAI.

A-1

GENERAL ELECTRIC RSP U.S. EQUITY FUND

Selected data based on a share outstanding throughout the fiscal years indicated.

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$57.30	$46.05	$52.45	$49.27	$47.59

Income/(loss) from investment operations:
Net investment income	0.77 (a)	0.78 (a)	0.77 (a)	0.76 (a)	0.92
Net realized and unrealized gains/(losses) on investments	12.86	14.07	(2.41)	9.35	3.92

Total income/(loss) from investment operations	13.63	14.85	(1.64)	10.11	4.84

Less distributions from:
Net investment income	0.81	0.77	0.81	0.81	0.91
Net realized gains	3.73	2.83	3.95	6.12	2.25

Total distributions	4.54	3.60	4.76	6.93	3.16

Net asset value, end of period	$66.39	$57.30	$46.05	$52.45	$49.27

Total Return(b)	23.82%	32.22%	(3.05)%	20.50%	10.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,229,783	$5,541,415	$4,700,274	$5,435,513	$4,914,567
Ratios to average net assets:
Gross expenses	0.14%	0.14%	0.14%	0.14%	0.16%
Net investment income	1.29%	1.44%	1.41%	1.39%	1.79%
Portfolio turnover rate	37%	31%	40%	77%	38%

(a)	Per share values have been calculated using the average share method.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.

A-2

GENERAL ELECTRIC RSP INCOME FUND

Selected data based on a share outstanding throughout the fiscal years indicated.

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.85		$11.14	$11.55	$11.38	$11.36

Income/(loss) from investment operations:
Net investment income	0.26	(a)	0.31 (a)	0.32 (a)	0.29 (a)	0.31
Net realized and unrealized gains/(losses) on investments	0.69		0.72	(0.40)	0.16	0.09

Total income/(loss) from investment operations	0.95		1.03	(0.08)	0.45	0.40

Less distributions from:
Net investment income	0.34		0.32	0.33	0.28	0.29
Net realized gains	0.04		—	—	—	0.09

Total distributions	0.38		0.32	0.33	0.28	0.38

Net asset value, end of period	$12.42		$11.85	$11.14	$11.55	$11.38

Total Return(b)	8.20%		9.38%	(0.75)%	3.99%	3.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,084,815		$2,024,704	$1,992,169	$2,329,674	$2,427,975
Ratios to average net assets:
Gross expenses	0.17%		0.17%	0.17%	0.16%	0.21%
Net investment income	2.16%		2.67%	2.86%	2.55%	2.66%
Portfolio turnover rate	110	%(c)	422%	223%	297%	242%

(a)	Per share values have been calculated using the average share method.

(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.

(c)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 304%.

A-3

APPENDIX B — COMPARISON OF ORGANIZATIONAL DOCUMENTS AND SHAREHOLDER RIGHTS

Each Current RSP Fund is organized as a New York common law trust. Once the Reorganizations are approved, each Current RSP Fund will reorganize into a corresponding series of the State Street Institutional Investment Trust (“SSIIT”), a Massachusetts business trust organized pursuant to the laws of the Commonwealth of Massachusetts. The following is a discussion of certain provisions of the governing instruments and governing laws of the Current RSP Funds and the Acquiring Funds, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Funds’ shareholder reports and governing documents.

Shares. Each of the Current RSP Fund’s Boards and the SSIIT Board has the power to issue shares of the respective Funds without shareholder approval. The amount of shares that the Current RSP Funds and Acquiring Funds each may issue is unlimited. Shares of the Current RSP Funds and the Acquiring Funds have no preemptive rights.

Organization. The Current RSP Funds are each governed by a separate Trust Agreement and the applicable Rules of the Funds, each as may be amended, and their business and affairs are managed under the supervision of their respective Board. Each Acquiring Fund is governed by SSIIT’s Amended and Restated Agreement and Declaration of Trust (the “SSIIT Declaration”) and SSIIT’s Amended and Restated Bylaws (the “SSIIT Bylaws”), and its business and affairs are managed under the supervision of its Board.

Composition of the Board of Trustees. Pursuant to each Trust Agreement, the Current RSP Funds’ Boards shall consist of Trustees each of whom shall hold office during the lifetime of the Current RSP Fund until the Trustee resigns or is removed by the Committee, as defined in the General Electric Pension Plan (the “Committee”).

The SSIIT Declaration provides that the SSIIT Trustees may from time to time fix the number of SSIIT Trustees or fill vacancies in the SSIIT Trustees, including vacancies arising from an increase in the number of SSIIT Trustees, and that each SSIIT Trustee shall hold office for the lifetime of SSIIT or until such SSIIT Trustee’s earlier death, resignation, removal or retirement, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing SSIIT Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of the SSIIT Trustee’s successor.

Shareholder Meetings and Rights of shareholders to Call a Meeting. The Current RSP Funds and the Acquiring Funds are not required to hold annual meetings of shareholders, and neither the Current RSP Funds nor SSIIT holds annual meetings of shareholders.

The SSIIT Bylaws and SSIIT Declaration provide that shareholder meetings may be called by a majority of SSIIT Trustees, by the secretary of SSIIT, or by other officers authorized by the SSIIT Trustees when ordered to do so by a majority of SSIIT Trustees. Shareholder meetings shall also be called by order of the SSIIT Trustees at the request of shareholders if and to the extent provided by the SSIIT Bylaws or by applicable law. The SSIIT Trustees may from time to time in their discretion provide for procedures by which shareholders may, prior to any meeting at which SSIIT Trustees are to be elected, submit the names of potential candidates for Trustee, to be considered by the SSIIT Trustees, or any proper committee thereof.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements provide for meetings of shareholders.

Number of Votes; Aggregate Voting. The SSIIT Declaration, provides that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of Acquiring Funds are not entitled to cumulative voting in the election of trustees. The SSIIT Declaration provides that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), and then only the shareholders of the affected series (or classes) are entitled to vote.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements grants any specific voting rights to Current RSP Fund shareholders.

Derivative Actions. Under the SSIIT Declaration, a shareholder may only bring a derivative action on behalf of SSIIT if the shareholder first makes a pre-suit demand upon the SSIIT Board. The complaining shareholder must have been a shareholder of the series or class on behalf of or in the right of which the derivative action is proposed to be brought (the “affected series or class”) at the time of the action or failure to act complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time, and subsequently remains a shareholder of such series or class for all relevant periods. The complaining shareholder may not bring or purport to bring the derivative action on behalf of any series or class of SSIIT other than the class or series that the shareholder owns. SSIIT must not have notified the complaining shareholder of any determination by the SSIIT Trustees or the shareholders that would preclude the complaining shareholders from commencing or maintaining the derivative action. The SSIIT Board will consider the demand within 90 days of its receipt by SSIIT. In their sole discretion, the SSIIT Board may submit the matter to a vote of shareholders of the SSIIT. Any decision by the SSIIT Board to bring, maintain or settle (or not to bring, maintain or settle) a derivative action, or to submit the matter to a vote of shareholders is binding upon the shareholders.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements address derivative actions.

Right to Vote. The 1940 Act provides that shareholders of the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Pursuant to the ESC Exemptive Relief, shareholders of the Current RSP Funds have more limited voting rights under the 1940 Act. The Current RSP Funds are exempt, for example, from provisions of the 1940 Act that would require that shareholders approve investment advisory agreements, the election of board members or the selection of auditors. The Current RSP Funds are subject to provisions of the 1940 Act requiring that shareholders approve changes to investment restrictions that are required by the 1940 Act to be subject to shareholder approval (such as borrowing limits and industry concentrations), but investment restrictions and policies (as contained in the Rules of the Funds) otherwise are not subject to shareholder approval.

Shareholders of the Acquiring Funds also have the right to vote on certain matters affecting the Acquiring Funds, respectively, under their governing instruments and the laws of the Commonwealth of Massachusetts. Acquiring Funds’ shareholders have the right to vote (1) for the election of SSIIT Trustees; (2) for the removal of SSIT Trustees; (3) with respect to any manager or sub-adviser to the extent required by the 1940 Act; (4) with respect to the termination of SSIIT or any series or class of shares (unless termination is effected by written notice from the SSIIT Trustees); (5) with respect to amendments to the SSIIT Declaration which may adversely affect the rights of shareholders; and (6) with respect to such additional matters relating to the SSIIT as may be required by law, the SSIIT Declaration, the SSIIT Bylaws or any registration of the SSIIT with the SEC (or any successor agency) or any state, or as the SSIIT Trustees may consider necessary or desirable.

The Current RSP Funds’ Trust Agreements and the Rules of the Funds provide the Committee with the power to elect and remove trustees of the Current RSP Funds, and provide the Current RSP Funds’ Trustees with the power to select any manager or sub-adviser.

Quorum and Voting at shareholder Meetings. For SSIIT, if an approval is required by the 1940 Act, then, except for the election of trustees, a 1940 Act Majority is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Neither the Current RSP Funds’ Rules of the Funds nor the Trust Agreements provide for meetings of shareholders or provide any specific terms relating to quorum or voting at any such meetings.

Amendment of Governing Instruments. For the Acquiring Funds, the SSIIT Declaration may be restated and/or amended at any time by an instrument in writing signed by not less than a majority of the SSIIT Board and; provided, however, that no restatement or amendment may be made to the SSIIT Declaration or SSIIT Bylaws that would (i) impair the exemption from personal liability of the shareholders, former shareholders, trustees or former trustees, (ii) permit assessments upon shareholders of SSIIT, or (iii) limit the rights to indemnification under the SSIIT Declaration. An amendment which in the determination of the SSIIT Trustees shall affect the holders of one or more series but not the holders of all outstanding series, or shall affect the holders of one or more classes of a series but not the holders of all outstanding shares of all classes, shall be authorized as to any such series or class by the affirmative vote of the holders of at least a majority of the shares of such affected series or class outstanding and entitled to vote, and no vote of shareholders of a series or class not determined by the SSIIT Trustees to be affected shall be required.

The Board of Directors of General Electric Company and each of the Current RSP Fund’s Trustees may amend the Trust Agreements and the Rules of the Funds, other than [paragraph A and D of Section I and Paragraph A of Section VII] [certain provisions] of the Rules of the Funds, at any time or from time to time and any such amendment must be in writing.

Mergers, Reorganizations and Conversions. The governing instruments of SSIIT provide that SSIIT Trustees may cause the Acquiring Funds to (i) merge, consolidate or reorganize with any other entity (including another series or class of SSIIT) or (ii) sell or exchange all or substantially all of the assets of the SSIIT or of any series or class. Unless otherwise required by applicable law, any such consolidation, merger or transfer may be authorized by vote of a majority of the SSIIT Trustees then in office without the approval of shareholders of SSIIT or relevant series.

Neither of the Current RSP Funds’ Trust Agreements nor the Rules of the Funds specifically enumerates similar powers.

Termination of a Fund. SSIIT or any series or class of any series may be terminated at any time by vote of at least 66-2/3% of the Shares of that series; alternatively, any series or class may be terminated at any time by the SSIIT Trustees by written notice to the shareholders of that series or class.

The Board of Directors of General Electric Company may terminate each Current RSP Fund at any time.

Liability of shareholders. The governing instruments of SSIIT generally provide that shareholders will not be subject to personal liability for the obligations of SSIIT and neither SSIIT nor SSIIT Trustees, nor any officer, employee or agent of the SSIIT shall have any power to bind personally any shareholder. The governing instruments of the Current RSP Funds do not include similar provisions as to shareholders.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments of SSIIT provide that the SSIIT Trustees, nor any officer, shall be subject to any personal liability in connection with the assets or affairs of an Acquiring Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office (“Disqualifying Conduct”). The governing instruments of the Current RSP Funds provide that no Current RSP Funds’ Trustee shall be subject to any personal liability for anything done or omitted to be done by such Trustee except for acts done by such Trustee in bad faith, or caused by the Trustee’s fraud, dishonesty, self-dealing, willful misfeasance, gross negligence or reckless disregard of duties.

Indemnification. The SSIIT Declaration generally provides that any SSIIT Trustee or officer shall be indemnified by SSIIT against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and accountants’ or counsel fees reasonably incurred, if such person acted, or took no action, as the case may be, in good faith, with the reasonable belief that their action (or inaction, as the case may be) was not opposed to the best interests of SSIIT, and without any Disqualifying Conduct. SSIIT may advance expenses incurred in defending any proceedings subject to certain conditions.

The governing instruments of the Current RSP Funds do not include similar provisions.

Written Consents. With respect to SSIIT, any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of applicable law or regulation) consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. With respect to SSIIT, such consent is treated for all purposes as a vote taken at a meeting of shareholders. The RSP Funds’ Trust Agreements do not address voting rights by shareholders. Any voting rights, to the extent held by shareholders in order to comply with the 1940 Act, could be cast by written consent by the shareholders. Neither the Trust Agreements nor the 1940 Act prohibits the use of a written consent in that manner.

APPENDIX C — MORE INFORMATION ABOUT THE GENERAL ELECTRIC RSP U.S. EQUITY FUND AND GENERAL ELECTRIC RSP INCOME FUND

Principal Risks for Each Fund

GE RSP U.S. Equity Fund (the “U.S. Equity Fund”)

The principal risks of investing in the U.S. Equity Fund are securities market risk, equity securities risk, style risk, growth investing risk, value investing risk, mid-cap company risk, small-cap company risk and management risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the U.S. Equity Fund also would be subject to foreign investment risk, currency risk, interest rate risk and credit risk.

Some or all of these risks might adversely affect the value of units in the U.S. Equity Fund, yield, total return, and the U.S. Equity Fund’s ability to meet its investment objective. While the risks listed above and described below are principal risks of investing in the U.S. Equity Fund, there might be additional risks not identified in this Appendix C that could adversely affect the U.S. Equity Fund’s performance.

GE RSP Income Fund (the “Income Fund” and together with the U.S. Equity Fund, the “Funds”)

The principal risks of investing in the Income Fund are securities market risk, debt securities risk, interest rate risk, credit risk, prepayment risk, mortgage-backed securities risk, and management risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities, emerging market debt securities and high yield securities, the Income Fund would be subject to asset-backed securities risk, foreign investment risk, emerging markets risk, currency risk, high yield securities risk and valuation risk. To the extent that the portfolio managers invest in derivative instruments, the Income Fund would be subject to derivative instruments risk. To the extent that the Income Fund engages in active and frequent trading of its portfolio securities, it would be subject to portfolio turnover risk.

Some or all of these risks might adversely affect the value of units in the Income Fund, yield, total return, and the Income Fund’s ability to meet its investment objective. While the risks listed above and described below are principal risks of investing in the Income Fund, there might be additional risks not identified in this Appendix C that could adversely affect the Income Fund’s performance.

Principal Risk Descriptions

The principal of investing in the Funds are summarized below. Principal risks specific to a Fund are noted above (under the applicable heading “Principal Risks for each Fund”), however, each risk summarized below may still apply to some extent to each of the Funds during various situations and market conditions. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time.

1.

Securities Market Risk: Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, a Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities. Securities market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner.

2.

Equity Securities Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition and in overall market, economic and political conditions.

3.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different styles. A Fund also may employ a combination of styles that impact its risk characteristics.

4.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

5.

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

6.

Large-Cap Companies Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may be unable to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

7.

Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited managerial and financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

8.

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

9.	Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves unique and additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

10.

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

11.

Interest Rate Risk: Bond prices generally rise when interest rates decline and generally decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates. If an issuer calls or redeems an investment during a time of declining interest rates, then a Fund might have to reinvest the proceeds in an investment offering a lower yield and might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates. When interest rates decline, the income received by a Fund may decline, and the Fund’s yield may also decline.

12.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment- grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

13.

Debt Securities Risk: The values of debt securities may increase or decrease, as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of a Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by a Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

14.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

15.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the under- lying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

16.

Management Risk: The Funds are subject to management risk. SSGA FM and each Fund’s portfolio managers will apply investment techniques and risk analysis in making investment decisions for the Funds but there can be no guarantee that these decisions will produce the desired results. There also can be no assurance that all of the personnel of SSGA FM will continue to be associated with SSGA FM for any length of time. The loss of services of one or more key employees of SSGA FM could have an adverse impact on a Fund’s ability to realize its investment objective. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause SSGA FM to restrict or prohibit participation in certain investments.

17.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

18.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature, and their political systems are less stable, than those in developed countries. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, the systems and procedures for trading and settlement of securities in emerging markets may be less developed and less transparent and transactions may take longer to settle. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

19.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities are subject to greater risk of default and of insolvency or bankruptcy than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

20.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value. Investors who purchase or redeem Fund shares on days when the Fund is holding “fair valued” securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not “fair valued” the holding(s) or had used a different valuation methodology. These risks may be magnified in a rising interest rate environment and Funds that hold a significant percentage of fair valued securities may be particularly susceptible to the risks associated with fair valuation.

21.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as forward contracts, futures and options on futures contracts, options and swaps. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivative instruments as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivative instruments have the effect of leverage on a Fund, meaning that a small investment in derivative instruments could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivative instruments involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivative instruments are unlimited. Derivative instruments can be highly volatile, illiquid, and difficult to value. Derivative instruments not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may not fulfill its obligations). There is also the risk that changes in the value of a derivatives instrument held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by SSGA FM and their portfolio manager(s) responsible for managing the Fund. Changes in regulation relating to a Fund’s use of derivative instruments could potentially limit or impact a Fund’s ability to invest in derivative instruments, limit a Fund’s ability to employ certain strategies that use derivative instruments, and/or adversely affect the value of derivative instruments and a Fund’s performance.

22.

Portfolio Turnover Risk: A Fund may experience high portfolio turnover rates as a result of its principal investment strategies. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark- ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover may have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains. A Fund may experience high portfolio turnover rates as a result of its principal investment strategies. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark- ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover may have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains.

23.

Counterparty Risk: A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives instruments contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. A party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction.

24.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk. In addition, liquidity risk can increase as a result of unusually high redemption requests, redemption requests by certain large shareholders (such as institutional investors), or other market conditions that may make it difficult for a Fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

25.

U.S. Government Securities Risk: A Fund may invest in debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. U.S. Government-sponsored enterprises are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, they are not supported by the full faith and credit of the U.S. Government, and they involve increased credit risks. Certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Investments in U.S. Government securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market or economic developments. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

Tax Information

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at each of the shareholder and the Fund level. The U.S. Equity Fund expects a portion of its distributions to be derived from qualified dividend income and the Income Fund does not expect its distributions to be derived from qualified dividend income.

The Internal Revenue Code of 1986, as amended (the “Code”) generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

Redemptions and exchanges of a Fund’s shares (including exchanges of Fund shares for shares of another Fund) are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares generally will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged.

Special tax rules apply to investments through the Plan and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations.

Determination of Net Asset Value and Pricing of Fund Shares

Each Fund determines its net asset value (“NAV”) per share once each business day as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, purchase of Fund shares by wiring Federal Funds is not possible because Federal Funds wiring does not occur on days when the Federal Reserve is closed. In unusual circumstances, such as an emergency or an unscheduled close or halt of trading on the NYSE, the time at which share prices are determined may be changed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each Fund’s shares is calculated by dividing the value of the assets of the Fund less the liabilities of the Fund by the number of shares outstanding. The Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when each Fund does not price its shares. Consequently, the NAV of each Fund’s shares may change on days when each Fund’s shares are not available for purchase or redemption.

Purchase and redemption orders for Fund shares are processed, respectively, at the NAV next determined after the Fund accepts a purchase order or receives a redemption request in good form. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by SSGA FM, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment.

Purchase and Redemption of Fund Shares

Each Fund’s shares are only available for purchase, and may be redeemed through a current defined contribution plan arrangement in the Funds.

Purchase requests received in good order will be executed at the NAV next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash.

[Regardless of the method the Funds use to make a redemption payment, the Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order. The Funds reserve the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. The Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the 1940 Act.

The transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in Financial Industry Regulatory Authority, Inc. (“FINRA”) Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements (including under the Funds’ line of credit, which is shared across all registered funds advised by SSGA FM (other than money market funds)) that may be available from time to time.

During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less liquid investments, or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.]

Dividends and Distributions

Income and capital gains dividends of the Funds will be declared and paid as described in the table below. Any income and capital gains that have not been distributed by December of each calendar year are generally distributed at such time. When a Fund distributes income or capital gains, the NAV per share is reduced by the amount of the distribution.

Distribution Options. You can choose from two different distribution options as indicated on the application:

•

Reinvestment Option — Dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Cash Option — A check or ACH to bank of record will be sent for each dividend and capital gain distribution.

If the Fund is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distributions will be reinvested at the then-current net asset value of the Fund.

Fund	Distribution Schedule
General Electric RSP Income Fund	Dividends are typically declared and paid monthly. Short-term and long-term capital gains, if any, are typically declared and paid annually
General Electric RSP U.S. Equity Fund	Dividends are typically declared and paid annually. Short-term and long-term capital gains, if any, are typically declared and paid annually

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Excessive Trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

Excessive Trading activity is generally evaluated based on roundtrip transactions in an account. A “roundtrip” transaction is defined generally as a purchase or exchange into a Fund followed, or preceded, by a redemption or exchange out of the same Fund within 30 days. A Fund may, in its discretion, determine to apply a time period other than 30 days in connection with identifying roundtrip transactions. Shareholders with one or more roundtrip transactions may, in the discretion of a Fund, be blocked from making additional purchases or exchanges in any Fund for a period of time. A Fund has discretion to determine that action is not necessary if it determines that a pattern of trading is not abusive or harmful to the affected Fund in a material way. Fund size and/or transaction size may be considered in evaluating any roundtrip transaction.

The Board of Trustees of each Fund has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the Funds reserve the right to reject any exchanges or purchase orders by any shareholder engaging in Excessive Trading activities.

As a means to protect each Fund and its shareholders from Excessive Trading:

•

The Funds’ transfer agent compiles, monitors and reports account-level information on omnibus and underlying shareholder/participant activity. Depending on the account type, monitoring will be performed on a daily, monthly, quarterly and/or annual basis;

•

The Funds’ distributor has obtained information from each Financial Intermediary holding shares in an omnibus account with the Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and procedures that are reasonably designed to protect the Funds against harmful short-term trading; and

•

With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

The Funds’ distributor has detailed procedures that document the transparency oversight and monitoring processes performed by the Funds’ transfer agent.

While the Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by Excessive Trading restrictions.

APPENDIX D-1 — GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [    ] by State Street Institutional Investment Trust, a Massachusetts business trust (the “SSIIT”), on behalf of its series the State Street U.S. Core Equity Fund (the “Acquiring Fund”), and GE RSP U.S. Equity Fund (the “Acquired Fund”), and, solely with respect to paragraph 10.2 hereof, SSGA Funds Management, Inc. (“SSGA FM”) and General Electric Company (“GE”).

The reorganization contemplated by this Agreement (the “Reorganization”) consists of the transfer of all assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Reorganization Shares”), the Acquiring Fund’s assumption of all Obligations of the Acquired Fund and the distribution of the Reorganization Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund all upon the terms and subject to the conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquired Fund Prospectus” means, the document, or portions thereof as permitted by Rule 428(b)(1)(ii) under the Securities Act of 1933, as amended (the “1933 Act”), containing the employee benefit plan information required by Item 1 of Form S-8 with respect to the Acquired Fund; (ii) the statement of availability of registrant information, employee benefit plan annual reports and other information with respect to the Acquired Fund required by Item 2 of Form S-8; and (iii) the documents containing registrant information and employee benefit plan annual reports with respect to the Acquired Fund that are, pursuant to Item 3 of Form S-8, incorporated by reference in the registration statement of the Acquired Fund, filed with the Securities and Exchange Commission (the SEC”) on Form S-8, as amended or supplemented from time to time.

“Acquiring Fund Prospectus” means, collectively, the Acquiring Fund’s prospectus and statement of additional information, as amended or supplemented from time to time.

“Closing” means the time at which the transaction contemplated by paragraph 2.1(a)-(c) is consummated.

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“Close of Business” means the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”).

“Investments” means all investments held by the Acquired Fund or to which it is a party as of the Close of Business on the Valuation Date.

“Liquidation Date” means the date on which the Acquired Fund liquidates and distributes the Reorganization Shares to its shareholders of record pursuant to paragraph 2.1.

“Merging Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Obligations” means all liabilities and obligations of the Acquired Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Surviving Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Valuation Date” means the business day preceding the Closing Date.

2. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND REORGANIZATION SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Acquired Fund will transfer and deliver to the Acquiring Fund all of its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for its net assets a number of Reorganization Shares (including fractional shares, if any) determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Reorganization Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund, including cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Acquired Fund on the Closing Date, including any prepaid expenses, other than unamortized reorganizational expenses, shown as assets on the books of the Acquired Fund on the Closing Date.

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2.3.

On the Liquidation Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record of its shares, determined as of the Close of Business on the Valuation Date, the Reorganization Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Reorganization Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders and representing the respective pro rata number of Reorganization Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Reorganization Shares in connection with such exchange.

2.4.

With respect to Reorganization Shares distributable pursuant to paragraph 2.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquired Fund will not permit such shareholder to receive Reorganization Share certificates therefor, to exchange such Reorganization Shares for shares of other investment companies, to effect an account transfer of such Reorganization Shares or to pledge or redeem such Reorganization Shares until the Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect the complete dissolution of the Acquired Fund under applicable law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution, including compliance with the requirements of paragraph 2.4.

2.6

Except as otherwise mutually agreed by the parties, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund until the Acquired Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Fund’s investment manager on behalf of the Acquired Fund.

3. VALUATION.

3.1.

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Close of Business on the Valuation Date in a manner consistent with procedures established by the Board of Trustees of SSIIT with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Fund, and shall be certified by the Acquired Fund.

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3.2.

For the purpose of paragraph 3.1, the net asset value of a Reorganization Share shall be the net asset value per share computed as of the Close of Business on the Valuation Date, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the Acquiring Fund Prospectus for determining net asset value.

4. CLOSING AND CLOSING DATE.

4.1.

Subject to receipt of all necessary approvals, including the vote of a majority of the outstanding voting securities, within the meaning of Section 2(a)(42) of the 1940 Act and Rule 17a-8(a)(3) thereunder, of the Acquired Fund, and subject to paragraph 4.3 below, the Closing shall occur on May 10, 2021, or such other date as the Acquiring Fund and Acquired Fund may agree (the “Closing Date”) and shall be effective as of 9:00 a.m. Eastern Time on the Closing Date. The Closing shall take place remotely via the electronic exchange of the applicable documents and signatures, provided, however, that the parties, by mutual agreement, may elect for the Closing to take place at SSGA FM’s offices, One Iron Street, Boston, Massachusetts 02210 (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

On the Closing Date, the Acquired Fund’s assets, including all of the Acquired Fund’s cash, shall be delivered by the Acquired Fund to the custodian for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for [Acquiring Fund].”

4.3.

In the event that on the Valuation Date (a) the NYSE shall be closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored.

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4.4.

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund’s shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the Close of Business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Reorganization Shares issuable pursuant to paragraph 2.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited pro rata to open accounts in the names of the Acquired Fund’s shareholders as provided in paragraph 2.3.

4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of Obligations, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2. The parties agree that any such documents may be executed electronically.

5. REPRESENTATIONS AND WARRANTIES.

5.1.

The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund is legally existing under the laws of its state of organization;

(b)

The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(c)

The Acquired Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

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(e)

To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquired Fund’s independent registered public accounting firm, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquired Fund’s most recently completed fiscal year and the last day of any subsequent semiannual period following the most recently completed fiscal year;

(g)

Since the last day of the Acquired Fund’s most recently completed semiannual period, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, Obligations or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Acquired Fund has elected to be treated as a “regulated investment company” for federal income tax purposes under Part I of Subchapter M of the Code (a “RIC”) and has qualified and been eligible for treatment as a RIC for each taxable year since its inception ending on or before the Closing Date and will maintain such qualification at all times through the

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Closing Date, and for each such taxable year (or portion thereof) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply;

(i)

As of the Closing Date: (i) the Acquired Fund shall have duly and timely filed all federal, state and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed by such date (giving effect to extensions), and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or, if not yet due, provisions shall have been made for the payment thereof; (ii) all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund; (iii) all of the Acquired Fund’s tax liabilities will have been adequately provided for on its books; (iv) the Acquired Fund will have had no known tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and the Acquired Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid; and (v) no taxing authority in a jurisdiction where the Acquired Fund does not file a tax return or report has notified the Acquired Fund in writing that the Acquired Fund is or may be subject to taxation in that jurisdiction. There are no levies, liens or encumbrances relating to taxes existing, threatened or pending with respect to the assets of the Acquired Fund;

(j)

All issued and outstanding shares of the Acquired Fund have been, and at the Closing Date will have been, sold in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the

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Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Reorganization Shares to be issued to the Acquired Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund’s shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(o)

On the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and Obligations to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and Obligations and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and Obligations subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquired Fund or the Acquiring Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund;

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(r)

All information provided to the Acquiring Fund by the Acquired Fund for inclusion in, or transmittal with, the registration statement on Form N-14 (the “Registration Statement”), which includes an information statement/prospectus (the “Information Statement/Prospectus”), with respect to this Agreement (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading;

(s)

The Acquired Fund is eligible to rely upon Rule 17a-8 under the 1940 Act and, prior to the effective date of the Registration Statement, the Acquired Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is not a Surviving Company, except for the conditions contained in Rule 17a-8(a)(3);

(t)

At the Closing Date, the Acquired Fund will have satisfied the conditions of Rule 17a-8(a)(3) under the 1940 Act, taking into account that the Reorganization does not satisfy the conditions of Rule 17a-8(a)(3)(i) through (iv);

(u)

The Acquired Fund is an “employees’ securities company” within the meaning of Section 2(a)(13) of the 1940 Act and has, at all times since January 1, 2018, operated in compliance with an exemptive order issued by the SEC to the Acquired Fund pursuant to Section 6(c) of the 1940 Act. The Acquired Fund’s participation in the Reorganization will not violate the requirements of any existing SEC exemptive orders applicable to the Acquired Fund;

(v)

The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder;

(w)

The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

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(x)

The Acquiring Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return;

(y)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (h), (i), (s), (t) and (u) of this Section; and

(z)	The Acquired Fund does not own any property of a character, the indirect transfer of which, pursuant to this Agreement, would give rise to any documentary, sales, stamp, or other transfer tax.

5.2.

The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	SSIIT is legally existing under the laws of its state of organization;

(b)

SSIIT is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund, as applicable, is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

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(f)

To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring all the assets and assuming the Obligations of the Acquired Fund and, prior to the Closing, (i) will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in this Agreement) and immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, the Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund shares;

(h)

The Acquiring Fund will elect to be treated and intends to qualify and be eligible for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of its taxable year that includes the Closing. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

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(i)

All issued and outstanding shares of the Acquiring Fund have been, and at the Closing Date will have been, issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common shares of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

(j)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(k)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and Blue Sky laws;

(l)

All information provided to the Acquired Fund by the Acquiring Fund for inclusion in, or transmittal with the Registration Statement or the Information Statement/Prospectus, (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading; and

(m)

Prior to the effective date of the Registration Statement, the Acquiring Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is a Surviving Company, except for the condition contained in Rule 17a-8(a)(5) under the 1940 Act.

6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The parties hereby covenant and agree as follows:

6.1.

The Acquired Fund will conduct its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business for the Acquired Fund will include regular and customary periodic dividends and distributions.

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6.2.

The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.3.

Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.4.

The Acquiring Fund will obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitations, those necessary to satisfy the conditions of Rule 17a-8 thereunder) and such of the Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.5

The Acquired Fund will (a) obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitation, those necessary to satisfy the conditions of Rule 17a-8 thereunder) to consummate the Reorganization, (b) cause to be mailed to each shareholder of record of the Acquired Fund the Information Statement/Prospectus and (c) take all other reasonable action necessary to obtain any approvals required to complete the transactions contemplated hereby.

6.6

The Acquired Fund agrees that the acquisition of all assets and Obligations of the Acquired Fund by the Acquiring Fund includes any right of action against current and former service providers of the Acquired Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Acquired Fund hereby assigns to the Acquiring Fund all rights, causes of action, and other claims against third parties relating to the Acquired Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

6.7

The Acquired Fund covenants that, by the Closing Date, all of the Acquired Fund’s federal and other tax returns and reports required by law to be filed on or before the Closing Date, shall have been filed and all federal and other taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such taxes, provided, however, if any of the income tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Fund for its most recent taxable year ended prior to the Closing Date have not been filed by the Closing Date, the Acquired Fund shall prepare and timely file with the relevant taxing authorities all such returns and the Acquired Fund shall make available to the Acquiring Fund drafts of such returns at least one week prior to filing such returns.

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6.8

As promptly as practicable, but in any case within sixty (60) calendar days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund a statement of earnings and profits of the Acquired Fund for U.S. federal income tax purposes that will be carried over by the Acquired Fund pursuant to Section 381 of the Code.

6.9

It is the intention of the parties to the Reorganization that such Reorganization will qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code.

6.10

The Acquiring Fund and Acquired Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in: filing any tax returns, amended return or claim for refund; determining a liability for taxes or a right to a refund of taxes; requesting a closing agreement or similar relief from a taxing authority; participating in or conducting any audit or other proceeding in respect of taxes; in determining the financial reporting of any tax position; or declaring and paying any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2021. Each party or its agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing Date and for prior taxable periods for which the party is required to retain records as of the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligation of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

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7.1.

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Acquired Fund shall have received a favorable opinion of counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, to the following effect:

(a)

SSIIT is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and, as applicable, the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of SSIIT;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents; and

(d)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and

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dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

8.2.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

Acquired Fund is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and its securities are duly authorized;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The Acquired Fund has obtained all approvals of shareholders necessary to effect the Reorganization in accordance with applicable law.

(d)

The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund’s organizational documents; and

(f)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8.3.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Acquired Fund as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Acquired Fund, including but not limited to information necessary for purposes of preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date.

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9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties, including approval by the shareholders of the Acquired Fund, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund, or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund, or the Acquiring Fund.

9.3.

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP in a form reasonably satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes:

(a)

The acquisition by Acquiring Fund of all the assets of Acquired Fund in exchange for Reorganization Shares and the assumption of all Obligations by the Acquiring Fund, followed by the distribution by Acquired Fund to its shareholders of all the Reorganization Shares it received in complete liquidation and termination of Acquired Fund, all pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or (ii) the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation;

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(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Acquired Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Acquired Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Acquired Fund;

(f)	Under Section 354 of the Code, the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Acquired Fund for the Reorganization Shares;

(g)

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that an Acquired Fund shareholder receives will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(h)

Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Reorganization Shares (including fractional shares to which the shareholder may be entitled) received pursuant to this Agreement will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided the shareholder held such Acquired Fund shares as capital assets on the date of the exchange; and

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.4

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees/directors of each of the Acquired Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

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10. BROKERAGE FEES AND EXPENSES.

10.1.

Each of the Acquired Fund and Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.

The Acquiring Fund will bear (i) any brokerage costs incurred in connection with effecting the Reorganization, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Fund, (iii) registration fees incurred in connection with registration of the Reorganization Shares (iv) record retention fees with regard to the Acquired Fund and (v) legal fees of counsel to the Acquired Fund in connection with the Reorganization. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of the Information Statement/Prospectus, will be allocated between SSGA FM and GE in accordance with terms agreed upon between SSGA FM and GE.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

11.1.

Each of the Acquired Fund and Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5, 10, 11, 14 and 15.

12. TERMINATION.

12.1.

This Agreement may be terminated by the mutual agreement of the Acquired Fund and Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final

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and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 12.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

12.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

13. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Acquired Fund or the Acquiring Fund shall be effective without such approval having been obtained.

14. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by email to the Acquired Fund or the Acquiring Fund at the following addresses:

Acquiring Fund

One Iron Street, Boston, MA 02210

Acquired Fund

[41 Farnsworth Street, Boston, MA 02210]

15. HEADINGS; COUNTERPARTS AND ELECTRONIC SIGANTURES; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

15.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.

(a)	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(b)

The parties hereby consent to transact electronically and agree that a party’s intentional action in providing an electronic signature by clicking a button, typing a name in a signature field, or otherwise entering an electronic signature, is valid evidence of consent to be legally bound by this Agreement.

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(c)

The words “execution,” “signed,” “signature,” and words of similar import used in this Agreement shall be deemed to include electronic or digital signatures or the keeping of records in electronic form, each of which shall be of the same effect, validity and enforceability as manually executed signatures or a paper-based recordkeeping system, as the case may be, to the extent and as provided for under applicable law, including the Electronic Signatures in Global and National Commerce Act of 2000 (15 USC § 7001 et seq.).

(d)

The electronically stored copy of this Agreement is considered to be the true, complete, valid, authentic, and enforceable record of the Agreement, admissible in judicial or administrative proceedings to the same extent as if the document and records were originally generated and maintained in printed form. The parties agree not to contest the admissibility or enforceability of an electronically stored copy of the Agreement in any proceeding arising out of the terms and conditions of the Agreement.

15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

A copy of the Agreement and Declaration of Trust, as amended, of SSIIT is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Acquiring Fund or the Acquired Fund, this Agreement is binding only upon the assets and properties of the Acquiring Fund or the Acquired Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

General Electric RSP U.S. Equity Fund
[[Attested by:]]

Name: [ ]	By:
Name:
Title:

State Street Institutional Investment Trust

On behalf of its series, State Street U.S. Core Equity Fund
[[Attested by:]]

Name: [ ]	By:
Name:
Title:

Solely for purposes of paragraph 10.2 of the Agreement:

SSGA Funds Management, Inc.
[[Attested by:]]

Name:	By:
Name:
Title:

General Electric Company
[[Attested by:]]

Name:	By:
Name:
Title:

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APPENDIX D-2 — GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [    ] by State Street Institutional Investment Trust, a Massachusetts business trust (the “SSIIT”), on behalf of its series the State Street Income Fund (the “Acquiring Fund”), and GE RSP Income Fund (the “Acquired Fund”), and, solely with respect to paragraph 10.2 hereof, SSGA Funds Management, Inc. (“SSGA FM”) and General Electric Company (“GE”).

The reorganization contemplated by this Agreement (the “Reorganization”) consists of the transfer of all assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Reorganization Shares”), the Acquiring Fund’s assumption of all Obligations of the Acquired Fund and the distribution of the Reorganization Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund all upon the terms and subject to the conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquired Fund Prospectus” means, the document, or portions thereof as permitted by Rule 428(b)(1)(ii) under the Securities Act of 1933, as amended (the “1933 Act”), containing the employee benefit plan information required by Item 1 of Form S-8 with respect to the Acquired Fund; (ii) the statement of availability of registrant information, employee benefit plan annual reports and other information with respect to the Acquired Fund required by Item 2 of Form S-8; and (iii) the documents containing registrant information and employee benefit plan annual reports with respect to the Acquired Fund that are, pursuant to Item 3 of Form S-8, incorporated by reference in the registration statement of the Acquired Fund, filed with the Securities and Exchange Commission (the SEC”) on Form S-8, as amended or supplemented from time to time.

“Acquiring Fund Prospectus” means, collectively, the Acquiring Fund’s prospectus and statement of additional information, as amended or supplemented from time to time.

“Closing” means the time at which the transaction contemplated by paragraph 2.1(a)-(c) is consummated.

“Close of Business” means the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”).

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“Investments” means all investments held by the Acquired Fund or to which it is a party as of the Close of Business on the Valuation Date.

“Liquidation Date” means the date on which the Acquired Fund liquidates and distributes the Reorganization Shares to its shareholders of record pursuant to paragraph 2.1.

“Merging Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Obligations” means all liabilities and obligations of the Acquired Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Surviving Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Valuation Date” means the business day preceding the Closing Date.

2. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND REORGANIZATION SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Acquired Fund will transfer and deliver to the Acquiring Fund all of its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for its net assets a number of Reorganization Shares (including fractional shares, if any) determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Reorganization Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund, including cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Acquired Fund on the Closing Date, including any prepaid expenses, other than unamortized reorganizational expenses, shown as assets on the books of the Acquired Fund on the Closing Date.

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2.3.

On the Liquidation Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record of its shares, determined as of the Close of Business on the Valuation Date, the Reorganization Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Reorganization Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders and representing the respective pro rata number of Reorganization Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Reorganization Shares in connection with such exchange.

2.4.

With respect to Reorganization Shares distributable pursuant to paragraph 2.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquired Fund will not permit such shareholder to receive Reorganization Share certificates therefor, to exchange such Reorganization Shares for shares of other investment companies, to effect an account transfer of such Reorganization Shares or to pledge or redeem such Reorganization Shares until the Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect the complete dissolution of the Acquired Fund under applicable law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution, including compliance with the requirements of paragraph 2.4.

2.6

Except as otherwise mutually agreed by the parties, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund until the Acquired Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Fund’s investment manager on behalf of the Acquired Fund.

3. VALUATION.

3.1.

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Close of Business on the Valuation Date in a manner consistent with procedures established by the Board of Trustees of SSIIT with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Fund, and shall be certified by the Acquired Fund.

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3.2.

For the purpose of paragraph 3.1, the net asset value of a Reorganization Share shall be the net asset value per share computed as of the Close of Business on the Valuation Date, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the Acquiring Fund Prospectus for determining net asset value.

4. CLOSING AND CLOSING DATE.

4.1.

Subject to receipt of all necessary approvals, including the vote of a majority of the outstanding voting securities, within the meaning of Section 2(a)(42) of the 1940 Act and Rule 17a-8(a)(3) thereunder, of the Acquired Fund, and subject to paragraph 4.3 below, the Closing shall occur on May 10, 2021, or such other date as the Acquiring Fund and Acquired Fund may agree (the “Closing Date”) and shall be effective as of 9:00 a.m. Eastern Time on the Closing Date. The Closing shall take place remotely via the electronic exchange of the applicable documents and signatures, provided, however, that the parties, by mutual agreement, may elect for the Closing to take place at SSGA FM’s offices, One Iron Street, Boston, Massachusetts 02210 (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

On the Closing Date, the Acquired Fund’s assets, including all of the Acquired Fund’s cash, shall be delivered by the Acquired Fund to the custodian for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for [Acquiring Fund].”

4.3.

In the event that on the Valuation Date (a) the NYSE shall be closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored.

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4.4.

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund’s shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the Close of Business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Reorganization Shares issuable pursuant to paragraph 2.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited pro rata to open accounts in the names of the Acquired Fund’s shareholders as provided in paragraph 2.3.

4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of Obligations, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2. The parties agree that any such documents may be executed electronically.

5. REPRESENTATIONS AND WARRANTIES.

5.1.

The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund is legally existing under the laws of its state of organization;

(b)

The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(c)

The Acquired Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

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(e)

To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquired Fund’s independent registered public accounting firm, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquired Fund’s most recently completed fiscal year and the last day of any subsequent semiannual period following the most recently completed fiscal year;

(g)

Since the last day of the Acquired Fund’s most recently completed semiannual period, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, Obligations or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Acquired Fund has elected to be treated as a “regulated investment company” for federal income tax purposes under Part I of Subchapter M of the Code (a “RIC”) and has qualified and been eligible for treatment as a RIC for each taxable year since its inception ending on or before the Closing Date and will maintain such qualification at all times through the

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Closing Date, and for each such taxable year (or portion thereof) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply;

(i)

As of the Closing Date: (i) the Acquired Fund shall have duly and timely filed all federal, state and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed by such date (giving effect to extensions), and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or, if not yet due, provisions shall have been made for the payment thereof; (ii) all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund; (iii) all of the Acquired Fund’s tax liabilities will have been adequately provided for on its books; (iv) the Acquired Fund will have had no known tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and the Acquired Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid; and (v) no taxing authority in a jurisdiction where the Acquired Fund does not file a tax return or report has notified the Acquired Fund in writing that the Acquired Fund is or may be subject to taxation in that jurisdiction. There are no levies, liens or encumbrances relating to taxes existing, threatened or pending with respect to the assets of the Acquired Fund;

(j)

All issued and outstanding shares of the Acquired Fund have been, and at the Closing Date will have been, sold in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

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(l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Reorganization Shares to be issued to the Acquired Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund’s shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(o)

On the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and Obligations to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and Obligations and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and Obligations subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquired Fund or the Acquiring Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund;

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(r)

All information provided to the Acquiring Fund by the Acquired Fund for inclusion in, or transmittal with, the registration statement on Form N-14 (the “Registration Statement”), which includes an information statement/prospectus (the “Information Statement/Prospectus”), with respect to this Agreement (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading;

(s)

The Acquired Fund is eligible to rely upon Rule 17a-8 under the 1940 Act and, prior to the effective date of the Registration Statement, the Acquired Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is not a Surviving Company, except for the conditions contained in Rule 17a-8(a)(3);

(t)

At the Closing Date, the Acquired Fund will have satisfied the conditions of Rule 17a-8(a)(3) under the 1940 Act, taking into account that the Reorganization does not satisfy the conditions of Rule 17a-8(a)(3)(i) through (iv);

(u)

The Acquired Fund is an “employees’ securities company” within the meaning of Section 2(a)(13) of the 1940 Act and has, at all times since January 1, 2018, operated in compliance with an exemptive order issued by the SEC to the Acquired Fund pursuant to Section 6(c) of the 1940 Act. The Acquired Fund’s participation in the Reorganization will not violate the requirements of any existing SEC exemptive orders applicable to the Acquired Fund;

(v)

The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder;

(w)

The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

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(x)

The Acquiring Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return;

(y)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (h), (i), (s), (t) and (u) of this Section; and

(z)	The Acquired Fund does not own any property of a character, the indirect transfer of which, pursuant to this Agreement, would give rise to any documentary, sales, stamp, or other transfer tax.

5.2.

The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	SSIIT is legally existing under the laws of its state of organization;

(b)

SSIIT is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund, as applicable, is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

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(f)

To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring all the assets and assuming the Obligations of the Acquired Fund and, prior to the Closing, (i) will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in this Agreement) and immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, the Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund shares;

(h)

The Acquiring Fund will elect to be treated and intends to qualify and be eligible for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of its taxable year that includes the Closing. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

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(i)

All issued and outstanding shares of the Acquiring Fund have been, and at the Closing Date will have been, issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common shares of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

(j)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(k)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and Blue Sky laws;

(l)

All information provided to the Acquired Fund by the Acquiring Fund for inclusion in, or transmittal with the Registration Statement or the Information Statement/Prospectus, (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading; and

(m)

Prior to the effective date of the Registration Statement, the Acquiring Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is a Surviving Company, except for the condition contained in Rule 17a-8(a)(5) under the 1940 Act.

6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The parties hereby covenant and agree as follows:

6.1.

The Acquired Fund will conduct its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business for the Acquired Fund will include regular and customary periodic dividends and distributions.

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6.2.

The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.3.

Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.4.

The Acquiring Fund will obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitations, those necessary to satisfy the conditions of Rule 17a-8 thereunder) and such of the Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.5

The Acquired Fund will (a) obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitation, those necessary to satisfy the conditions of Rule 17a-8 thereunder) to consummate the Reorganization, (b) cause to be mailed to each shareholder of record of the Acquired Fund the Information Statement/Prospectus and (c) take all other reasonable action necessary to obtain any approvals required to complete the transactions contemplated hereby.

6.6

The Acquired Fund agrees that the acquisition of all assets and Obligations of the Acquired Fund by the Acquiring Fund includes any right of action against current and former service providers of the Acquired Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Acquired Fund hereby assigns to the Acquiring Fund all rights, causes of action, and other claims against third parties relating to the Acquired Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

6.7

The Acquired Fund covenants that, by the Closing Date, all of the Acquired Fund’s federal and other tax returns and reports required by law to be filed on or before the Closing Date, shall have been filed and all federal and other taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such taxes, provided, however, if any of the income tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Fund for its most recent taxable year ended prior to the Closing Date have not been filed by the Closing Date, the Acquired Fund shall prepare and timely file with the relevant taxing authorities all such returns and the Acquired Fund shall make available to the Acquiring Fund drafts of such returns at least one week prior to filing such returns.

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6.8

As promptly as practicable, but in any case within sixty (60) calendar days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund a statement of earnings and profits of the Acquired Fund for U.S. federal income tax purposes that will be carried over by the Acquired Fund pursuant to Section 381 of the Code.

6.9

It is the intention of the parties to the Reorganization that such Reorganization will qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code.

6.10

The Acquiring Fund and Acquired Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in: filing any tax returns, amended return or claim for refund; determining a liability for taxes or a right to a refund of taxes; requesting a closing agreement or similar relief from a taxing authority; participating in or conducting any audit or other proceeding in respect of taxes; in determining the financial reporting of any tax position; or declaring and paying any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2021. Each party or its agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing Date and for prior taxable periods for which the party is required to retain records as of the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligation of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

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7.1.

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Acquired Fund shall have received a favorable opinion of counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, to the following effect:

(a)

SSIIT is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and, as applicable, the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of SSIIT;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents; and

(d)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and

D-2-15

dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

8.2.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

Acquired Fund is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and its securities are duly authorized;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The Acquired Fund has obtained all approvals of shareholders necessary to effect the Reorganization in accordance with applicable law.

(d)

The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund’s organizational documents; and

(f)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8.3.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Acquired Fund as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Acquired Fund, including but not limited to information necessary for purposes of preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date.

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9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties, including approval by the shareholders of the Acquired Fund, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund, or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund, or the Acquiring Fund.

9.3.

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP in a form reasonably satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes:

(a)

The acquisition by Acquiring Fund of all the assets of Acquired Fund in exchange for Reorganization Shares and the assumption of all Obligations by the Acquiring Fund, followed by the distribution by Acquired Fund to its shareholders of all the Reorganization Shares it received in complete liquidation and termination of Acquired Fund, all pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or (ii) the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation;

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(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Acquired Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Acquired Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Acquired Fund;

(f)	Under Section 354 of the Code, the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Acquired Fund for the Reorganization Shares;

(g)

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that an Acquired Fund shareholder receives will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(h)

Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Reorganization Shares (including fractional shares to which the shareholder may be entitled) received pursuant to this Agreement will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided the shareholder held such Acquired Fund shares as capital assets on the date of the exchange; and

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.4

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees/directors of each of the Acquired Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

D-2-18

10. BROKERAGE FEES AND EXPENSES.

10.1.

Each of the Acquired Fund and Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.

The Acquiring Fund will bear (i) any brokerage costs incurred in connection with effecting the Reorganization, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Fund, (iii) registration fees incurred in connection with registration of the Reorganization Shares (iv) record retention fees with regard to the Acquired Fund and (v) legal fees of counsel to the Acquired Fund in connection with the Reorganization. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of the Information Statement/Prospectus, will be allocated between SSGA FM and GE in accordance with terms agreed upon between SSGA FM and GE.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

11.1.

Each of the Acquired Fund and Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5, 10, 11, 14 and 15.

12. TERMINATION.

12.1.

This Agreement may be terminated by the mutual agreement of the Acquired Fund and Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final

D-2-19

and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 12.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

12.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

13. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Acquired Fund or the Acquiring Fund shall be effective without such approval having been obtained.

14. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by email to the Acquired Fund or the Acquiring Fund at the following addresses:

Acquiring Fund

One Iron Street, Boston, MA 02210

Acquired Fund

[41 Farnsworth Street, Boston, MA 02210]

15. HEADINGS; COUNTERPARTS AND ELECTRONIC SIGANTURES; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

15.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.

(a)	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(b)

The parties hereby consent to transact electronically and agree that a party’s intentional action in providing an electronic signature by clicking a button, typing a name in a signature field, or otherwise entering an electronic signature, is valid evidence of consent to be legally bound by this Agreement.

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(c)

The words “execution,” “signed,” “signature,” and words of similar import used in this Agreement shall be deemed to include electronic or digital signatures or the keeping of records in electronic form, each of which shall be of the same effect, validity and enforceability as manually executed signatures or a paper-based recordkeeping system, as the case may be, to the extent and as provided for under applicable law, including the Electronic Signatures in Global and National Commerce Act of 2000 (15 USC § 7001 et seq.).

(d)

The electronically stored copy of this Agreement is considered to be the true, complete, valid, authentic, and enforceable record of the Agreement, admissible in judicial or administrative proceedings to the same extent as if the document and records were originally generated and maintained in printed form. The parties agree not to contest the admissibility or enforceability of an electronically stored copy of the Agreement in any proceeding arising out of the terms and conditions of the Agreement.

15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

A copy of the Agreement and Declaration of Trust, as amended, of SSIIT is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Acquiring Fund or the Acquired Fund, this Agreement is binding only upon the assets and properties of the Acquiring Fund or the Acquired Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

General Electric RSP Income Fund
[[Attested by:]]

Name: [ ]	By:
Name:
Title:

State Street Institutional Investment Trust

On behalf of its series, State Street Income Fund
[[Attested by:]]

Name: [ ]	By:
Name:
Title:

Solely for purposes of paragraph 10.2 of the Agreement:

SSGA Funds Management, Inc.
[[Attested by:]]

Name:	By:
Name:
Title:

General Electric Company
[[Attested by:]]

Name:	By:
Name:
Title:

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APPENDIX E — MORE INFORMATION ABOUT THE STATE STREET U.S. CORE EQUITY FUND AND STATE STREET INCOME FUND

State Street Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.13%
Distribution and/or Shareholder Service (12b-1) Fees	None
Other Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.17%

[1]

Other Expenses have been adjusted from amounts incurred during the General Electric RSP Income Fund’s most recent fiscal year to reflect estimated current expenses. The General Electric RSP Income Fund is the predecessor to the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$17	$55	$96	$217

Principal Risks

The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. The current low interest rate environment heightens the risks associated with rising interest rates. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, less stringent investor protection and disclosure standards, less developed public health systems, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. Also, the Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations may be adversely affected by local political and economic conditions and developments. In addition, the values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices, particularly in stressed market conditions. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart and table shows how the Fund’s returns have varied for each full calendar year shown. Returns shown reflect the past performance of the General Electric RSP Income Fund, the performance predecessor of the Fund (the “Predecessor Fund”), adjusted to reflect the operating expenses of the Fund for each year in which the historical operating expenses of the Predecessor Fund were lower than the estimated total annual operating expenses of the Fund at the time of its organization. The Predecessor Fund was managed by using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 242-0134 or by visiting SSGA’s website at www.ssga.com.

Annual Total Returns (years ended 12/31)

Highest Quarterly Return: 4.78% (Q2, 2020)

Lowest Quarterly Return: -2.70% (Q1, 2016)

Average Annual Total Returns (for periods ended 12/31/20)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Ten Years	Inception Date
GE RSP Income Fund				01/03/1980
Return Before Taxes	8.19%	4.80%	4.28%
Return After Taxes on Distributions	6.87%	3.54%	2.94%
Return After Taxes on Distributions and Sale of Fund Shares	4.86%	3.13%	2.72%
Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	7.51%	4.44%	3.84%

State Street U.S. Core Equity Fund

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.12%
Distribution and/or Shareholder Service (12b-1) Fees	None
Other Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.14%

[1]

Other Expenses have been adjusted from amounts incurred during the General Electric RSP U.S. Equity Fund’s most recent fiscal year to reflect estimated current expenses. The General Electric RSP U.S. Equity Fund is the predecessor to the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$14	$45	$79	$179

Principal Risks

The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

Real Estate Sector Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

REIT Risk: REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. The current low interest rate environment heightens the risks associated with rising interest rates. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Exchange-Traded Funds Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. Also, the Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Short Sale Risk: Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Value Stock Risk: A “value” style of investing is subject to the risk that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks present the risk that they may decline in price or never reach their expected full market value, either because the market fails to recognize a stock’s intrinsic worth or the Adviser overestimates the stock’s expected value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart and table shows how the Fund’s returns have varied for each full calendar year shown. Returns shown reflect the past performance of the General Electric RSP U.S. Equity Fund, the performance predecessor of the Fund (the “Predecessor Fund”), adjusted to reflect the operating expenses of the Fund for each year in which the historical operating expenses of the Predecessor Fund were lower than the estimated total annual operating expenses of the Fund at the time of its organization. The Predecessor Fund was managed by using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 242-0134 or by visiting SSGA’s website at www.ssga.com.

Annual Total Returns (years ended 12/31)

Highest Quarterly Return: 21.61% (Q2, 2020)

Lowest Quarterly Return: -17.71% (Q1, 2020)

Average Annual Total Returns (for periods ended 12/31/20)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	One Year	Five Years	Ten Years	Inception Date
GE RSP U.S. Equity Fund				01/01/1980
Return Before Taxes	23.82%	16.06%	13.69%
Return After Taxes on Distributions	21.59%	13.66%	11.24%
Return After Taxes on Distributions and Sale of Fund Shares	15.11%	12.23%	10.38%
S&P 500 Index (does not reflect fees, expenses or taxes)	18.40%	15.22%	13.88%

Information Applicable to both the State Street Income Fund and the State Street U.S. Core Equity Fund

Investment Adviser

SSGA FM serves as the investment adviser to each Fund and, subject to the oversight of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund’s assets. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The

Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. As of December 31, 2020, the Adviser managed approximately $[ ] billion in assets and SSGA managed approximately $[ ] trillion in assets. The Adviser’s principal business address is One Iron Street, Boston, Massachusetts 02210.

A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory and sub-advisory agreements for each Fund will be available in the Funds’ annual report or semi-annual report, as applicable, after each Fund commences operations.

The Adviser manages the Funds’ using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. The portfolio management team is overseen by the SSGA Investment Committee.

The professionals primarily responsible for the day-to-day management of each Fund include the following:

Portfolio Manager(s)	Fund
Matthew Nest and James Palmieri	State Street Income Fund
Michael Solecki, Paul Nestro and Chris Sierakowski	State Street U.S. Core Equity Fund

Matthew Nest, CFA, is a Managing Director of SSGA and the Adviser and Global Head of Macro Strategies. In that capacity, he is responsible for global interest rate and currency portfolio management. Prior to joining SSGA in 2016, Mr. Nest spent sixteen years at PIMCO in a number of functions including portfolio management, strategy and business development. He has worked in the U.S., Sydney, Singapore and Hong Kong. He started his career at Bank of America and has been working in the investment industry since 1999. Mr. Nest has a Bachelor of Science in Economics from Arizona State University and a Master of Business Administration from the University of Chicago’s Booth School of Business. He earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute.

Paul Nestro, CFA, is a Managing Director of SSGA and the Adviser and the Director of Fundamental Growth and Core Equity Research. Previously, he was the Co-Portfolio Manager for European Equity, Emerging Markets Equity, International Equity, and International Small Cap Equity strategies. He also served as the team’s analyst covering the metals and mining sector and as an analyst for a Global Equity mutual fund. Mr. Nestro joined SSGA in July 2016 through its acquisition of GEAM. After completing GE’s Financial Management Program, he joined the Financial Planning & Analysis team at GEAM, and has been in the investment industry since 1993. Mr. Nestro has a Bachelor of Arts in Finance from Michigan State University and is a holder of the Chartered Financial Analyst (CFA) designation.

James Palmieri, CFA, is a Managing Director of SSGA and the Adviser, a Senior Portfolio Manager, and Head of Structured Credit for the Fundamental Active Fixed Income Team. In his role, he is the lead portfolio manager and trader for the Structured Products Group servicing all total rate of return and insurance accounts managed in Stamford, CT. In addition to his portfolio management responsibilities, Mr. Palmieri is a member of the Fixed Income Currency and Cash Senior Leadership Team, and the Fundamental Active Core and Core Plus Fixed Income Team. He joined SSGA in 2016 through its acquisition of GE Asset Management. Prior to joining SSGA, Mr. Palmieri worked at GE Asset Management for eleven years as a senior portfolio manager and trader for all fixed income total rate of return and insurance accounts for GE. Prior to joining GE Asset Management, he worked at Constitution State Corporate Credit Union for one year as an investment director and CIGNA Investment Management for five years as a fixed income portfolio manager. He received his Bachelor of Science from Central Connecticut State University, is a Chartered Financial Analyst (CFA) charter holder, and has twenty years of investment experience.

Chris Sierakowski, CFA, is a Managing Director of SSGA and the Adviser and a Portfolio Manager in the Fundamental Growth and Core U.S. Equity Group. Mr. Sierakowski joined SSGA through its acquisition of GEAM in July 2016. Prior to joining SSGA, Mr. Sierakowski served in various investment roles at GEAM since 1999, including providing analysts coverage for the software, computer hardware, business services, semiconductors and payments industries. He also managed a Technology sector portfolio and acted as global Tech, Media and Telecom sector leader. Prior to GEAM, Mr. Sierakowski spent several years in IT consulting and as an officer in the U.S. Army. Mr. Sierakowski has a Bachelor of Science in Economics from the United States Military Academy and a Master of Business Administration in Finance, Strategy, and Accounting from the University of Chicago Booth School of Business. He earned the Chartered Financial Analyst (CFA) designation and has been a member of the CFA Institute since 2002.

Michael Solecki, CFA, is a Senior Managing Director of SSGA and the Adviser, Portfolio Manager and the Chief Investment Officer for Fundamental Growth and Core Equity. He is also a member of SSGA’s Executive Management Group. He joined SSGA in July 2016 through its acquisition of GEAM. Previously at GEAM, as part of the International Equity team, he held roles as Chief Investment Officer, Co-Chief Investment Officer, Director of Portfolio Management and a Director of Research for the International Equity research team. He also held various research and portfolio manager roles in the U.S. and London. He joined GEAM in 1991 after completing GE’s Financial Management Program. Prior to GE, he worked for Monarch Capital Corporation. Mr. Solecki holds a Bachelor of Science in Finance from Western New England College and a Master of Business Administration from Fordham University. He is a holder of the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds is available in the Statement of Additional Information.

Investment Advisory Agreement

SSGA FM is responsible for the investment management of the Funds pursuant to the Amended and Restated Investment Advisory Agreement dated November 17, 2015, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company. State Street is a wholly-owned subsidiary of State Street Corporation.

For the services provided under the Advisory Agreement, each Fund pays the Adviser a fee at an annual rate set forth below of the Fund’s average daily net assets.

Fund	Fee Rate
Income Fund	[0.13]%
U.S. Core Equity Fund	[0.12]%

Determination of Net Asset Value

Each Fund determines its NAV per share once each business day as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. In unusual circumstances, such as an emergency or an unscheduled close or halt of trading on the NYSE, the time at which share prices are determined may be changed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each class of a Fund’s Shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. Each Fund values each security or other investment pursuant to guidelines adopted by the Board. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Funds’ Board, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published NAVs per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Investing in Fund Shares

Investors eligible to invest in the Funds (“Eligible Investors”) are limited to the following:

1.	Existing or retired employees of General Electric Company;

2.

Immediate family members of existing or retired employees of General Electric Company; An “Immediate family member” is defined as an eligible investor’s parent, spouse of parent, spouse, brother, sister, child, child’s spouse, or grandchild (including blood, step and adoptive relationships). Please note that other close family members of eligible investors such as grandparents, nieces, nephews, or in-laws are not included within the definition of “immediate family member” and, therefore, are not eligible to invest in the Funds.

3.	Trusts whose sole beneficiaries are individuals described in (1) and (2) above; and

4.	Estate planning vehicles for the benefit of lineal descendants of eligible investors described in (1) and (2) above.

A “Lineal descendant” is defined as anyone in the direct line of descent, such as the GE employee’s child, grandchild, or great-grandchild (including blood, step, adoptive relationships). Siblings are not included within the definition.

The State Street Funds (defined below) reserves the right to amend the eligibility requirements at any time, at their sole discretion.

Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

This section explains the basics of doing business with the State Street Funds. Carefully read each topic. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges described within this Appendix will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

By Mail:

For certain applicable Eligible Investors, creating a new account in the Funds must be preceded by a completed, signed Institutional Account Application Form, sent to:
State Street Global Advisors
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight:
State Street Global Advisors c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202-5207

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading. Purchase orders are processed at the NAV next determined after the Fund accepts a purchase order.

For further information about purchase transactions, consult the SSGA website at www.ssga.com or see Contacting the State Street Funds.

Other Policies You Should Know

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or Rejected Purchase Requests. The State Street Funds reserve the right to stop selling Fund Shares or to reject any purchase request at any time and without notice. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a Fund’s operation or performance.

Redeeming Shares

By Mail:

Send a signed letter to:
State Street Global Advisors
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight:	State Street Global Advisors c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202-5207

By Telephone:	Call (800) 242-0134

The Funds will need the following information to process your redemption request:

• name(s) of account owners; • account number(s); • the name of the Fund; • your daytime telephone number; and • the dollar amount or number of shares being redeemed.

On any day that the Funds calculate their NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 30 Business Days.

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

•

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institutional source.

•

The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 615 East Michigan Street in Milwaukee, WI 53202. There will be a time lag, which may be one or more days, between regular mail receipt at the post office box and redelivery to such physical location in Milwaukee, and a Fund’s NAV may change over those days. You might consider using express rather than regular mail if you believe the time of receipt of your transaction request to be sensitive.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the State Street Funds receive your request in good order and the manner in which you are redeeming.

Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be processed the next business day.

How to Receive Redemption Proceeds

Regardless of the method the Funds use to make a redemption payment, the Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order. The State Street Funds reserve the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund.

The transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in Financial Industry Regulatory Authority, Inc. (“FINRA”) Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements (including under the Funds’ line of credit, which is shared across all registered funds advised by SSGA FM (other than money market funds)) that may be available from time to time.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 7 days in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of a Fund.

A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs (including through the realization of taxable gain) to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less liquid investments, or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Check. You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address on the registration record has not changed within thirty (30) days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners.

Other Redemption Policies that You Should Know

Address Changes. If your address of record has been changed within thirty (30) days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Dividends and Distributions

Net investment income dividends and capital gains distributions of the Funds will be declared and paid at least annually. Any income and capital gains that have not been distributed by December of each calendar year are generally distributed at such time. When a Fund distributes income or capital gains, the NAV per share is reduced by the amount of the distribution.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•

Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.

If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distributions will be reinvested at the then-current net asset value of the Fund.

Dividend Policy Upon Purchase. A shareholder will receive a dividend or capital gain distribution only if the shareholder purchased Fund Shares by the close of the record date of such dividend or capital gain distribution.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Excessive Trading into and out of a State Street Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

Excessive Trading activity is generally evaluated based on roundtrip transactions in an account. A “roundtrip” transaction is defined generally as a purchase or exchange into a Fund followed, or preceded, by a redemption or exchange out of the same Fund within 30 days. A State Street Fund may, in its discretion, determine to apply a time period other than 30 days in connection with identifying roundtrip transactions. Shareholders with one or more roundtrip transactions may, in the discretion of a State Street Fund, be blocked from making additional purchases or exchanges in any State Street Fund for a period of time. A State Street Fund has discretion to determine that action is not necessary if it determines that a pattern of trading is not abusive or harmful to the affected Fund in a material way. Fund size and/or transaction size may be considered in evaluating any roundtrip transaction.

The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders by any shareholder engaging in Excessive Trading activities.

As a means to protect each State Street Fund and its shareholders from Excessive Trading:

•

The State Street Funds’ transfer agent compiles, monitors and reports account-level information on omnibus and underlying shareholder/participant activity. Depending on the account type, monitoring will be performed on a daily, monthly, quarterly and/or annual basis;

•

The State Street Funds’ distributor has obtained information from each Financial Intermediary holding shares in an omnibus account with the State Street Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and

•

With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

The State Street Funds’ distributor has detailed procedures that document the transparency oversight and monitoring processes performed by the State Street Funds’ transfer agent.

While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The State Street Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by Excessive Trading restrictions.

Tax Information

The Funds’ distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or IRA. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income. The IRS and the Department of the Treasury have issued proposed regulations that would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid.

Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks held by the Fund, the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends (a) received by a Fund from domestic corporations. A dividend will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Finally, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (a) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Pursuant to Treasury regulations distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs (as defined below), to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” issued on or before December 31, 2017, on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its Fund shares equal to their proportionate share of the amount of such credits and be allowed a credit against the shareholder’s U.S. federal income tax liability equal to the amount of such deemed distribution. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

STATE STREET U.S. CORE EQUITY FUND

STATE STREET INCOME FUND

each, a series of State Street Institutional Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

[April 5], 2021

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Information Statement/Prospectus dated [April 5], 2021 relating specifically to reorganizations of each of the General Electric RSP U.S. Equity Fund and the General Electric RSP Income Fund (each a “Current RSP Fund” and together, the “Current RSP Funds”) into the corresponding series of the funds identified above (each, an “Acquiring Fund” and together, the “Acquiring Funds”), each a series of State Street Institutional Investment Trust (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the GE Retirement Savings Plan (the “Plan”), at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

TABLE OF CONTENTS

Page
General Information	1
Incorporation of Documents by Reference into the Statement of Additional Information	1
Additional Information about the Acquiring Funds	1
Supplemental Financial Information	1
Exhibit A – Additional Information Regarding the Acquiring Funds	1

GENERAL INFORMATION

This SAI relates to relates to the reorganization of each Current RSP Fund into a corresponding Acquiring Fund, as set out in the table below (each, a “Reorganization,” and together, the “Reorganizations”).

Current RSP Funds		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

Further information is included in the Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

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the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP Income Fund for the fiscal year ended December 31, 2020 (File No.[ ]; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. [ ]); and

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP U.S. Equity Fund for the fiscal year ended December 31, 2020 (File No.[ ]; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. [ ]).

Because each Acquiring Fund was newly created for purposes of this transaction, the Acquiring Funds have not published annual or semi-annual reports to shareholders.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Additional Information regarding the Acquiring Funds is attached as Exhibit A hereto.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each Current RSP Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “SYNOPSIS OF REORGANIZATION 1: COMPARISON OF GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND—Comparison of Fees and Expenses” and the “SYNOPSIS OF REORGANIZATION 2: COMPARISON OF GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND—Comparison of Fees and Expenses” sections in the Prospectus. Under the Agreement and Plan of Reorganization, each Current RSP Fund is proposed to be reorganized into its corresponding Acquiring Fund. The Reorganizations will not result in any material changes in the Current RSP Funds’ investment portfolios because each Current RSP Fund and its corresponding Acquiring Fund have substantially similar investment policies and restrictions. As a result, a schedule of investments of the Acquiring Funds modified to show the effects of such change is not required and is not included. There are no material differences in accounting policies of the Fund as compared to those of the Acquiring Fund.

1

Exhibit A: Additional Information Regarding the Acquiring Funds

Fund	TICKER
STATE STREET INCOME FUND	(	)
STATE STREET U.S. CORE EQUITY FUND	(	)

GENERAL

State Street Institutional Investment Trust (the “Trust”) was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

The Trust is an open-end management investment company. The Trust includes the following diversified series:

•	State Street Aggregate Bond Index Fund;

•	State Street Aggregate Bond Index Portfolio;

•	State Street Cash Reserves Fund;

•	State Street Cash Reserves Portfolio;

•	State Street Defensive Global Equity Fund;

•	State Street Emerging Markets Equity Index Fund;

•	State Street Equity 500 Index Fund;

•	State Street Equity 500 Index II Portfolio;

•	State Street ESG Liquid Reserves Fund;

•	State Street Global All Cap Equity ex-U.S. Index Fund;

•	State Street Global All Cap Equity ex-U.S. Index Portfolio;

•	State Street Hedged International Developed Equity Index Fund;

•	State Street International Developed Equity Index Fund;

•	State Street Institutional Liquid Reserves Fund;

•	State Street Institutional Treasury Money Market Fund;

•	State Street Institutional Treasury Plus Money Market Fund;

•	State Street Institutional U.S. Government Money Market Fund;

•	State Street Small/Mid Cap Equity Index Fund;

•	State Street Small/Mid Cap Equity Index Portfolio;

•	State Street Target Retirement Fund;

•	State Street Target Retirement 2020 Fund;

•	State Street Target Retirement 2025 Fund;

•	State Street Target Retirement 2030 Fund;

•	State Street Target Retirement 2035 Fund;

•	State Street Target Retirement 2040 Fund;

•	State Street Target Retirement 2045 Fund;

•	State Street Target Retirement 2050 Fund;

•	State Street Target Retirement 2055 Fund;

•	State Street Target Retirement 2060 Fund;

•	State Street Target Retirement 2065 Fund;

•	State Street Treasury Obligations Money Market Fund;

•	State Street Ultra Short Term Bond Fund;

•	State Street Ultra Short Term Bond Portfolio;

•	State Street Income Fund (the “Income Fund”); and

•	State Street U.S. Core Equity Fund (the “U.S. Core Equity Fund” and, together with the Income Fund, the “Funds”).

The Trust includes the following non-diversified series:

•	State Street China Equity Select Fund; and

•	State Street International Value Spotlight Fund.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

The Funds’ Prospectus contains information about the investment objective and policies of each Fund. This SAI should only be read in conjunction with the Prospectus.

In addition to the principal investment strategies and the principal risks of the Funds described in Funds’ Prospectus, a Fund may employ other investment practices and may be subject to additional risks, which are described below.

Pursuant to shareholder approval obtained at a shareholder meeting held on [    ], 2021, the Income Fund and the U.S. Core Equity Fund assumed all of the assets and liabilities of the General Electric RSP Income Fund and the General Electric RSP U.S. Equity Fund (the “Predecessor Funds”), respectively. Any historical information provided in this SAI for the Fund prior to [    ] 2021, therefore, is that of the Predecessor Fund. The Funds are expected to commence operations as series of the Trust on or about [    ], 2021, the expected closing date of the Fund’s reorganizations with the Predecessor Funds. The General Electric RSP Income Fund and General Electric RSP U.S. Equity Fund commenced operations on January 3, 1980, and January 2, 1980, respectively.

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques, and is subject to the following additional risks.

Bonds

The Funds may invest a portion of their assets in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date; provided, however, a zero coupon bond pays no interest to its holder during its life. The value of a zero coupon bond to a Fund consists of the difference between such bond’s face value at the time of maturity and the price for which it was acquired, which may be an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Fixed rate bonds generally are also subject to inflation risk, which is the risk that the value of the bond or income from the bond will be worth less in the future as inflation decreases the value of money. This could mean that, as inflation increases, the “real” value of the assets of a Fund holding fixed rate bonds can decline, as can the value of the Fund’s distributions. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. A Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral). The investment return of corporate bonds reflects interest on the bond and changes in the market value of the bond. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by such a security.

Cash Reserves

Each Fund may hold portions of its assets in cash or short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSGA FM; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements.

Cleared Derivatives Transactions

Transactions in some types of swaps are required to be centrally cleared by applicable rules and regulations. In a cleared derivatives transaction, a Fund’s counterparty to the transaction is a central derivatives clearing organization, or clearing house, rather than a bank or broker. Because the Funds are not members of a clearing house, and only members of a clearing house can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. Centrally cleared derivative arrangements may be less favorable to a Fund than bilateral (non-cleared) arrangements. For example, a Fund may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, in some cases following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. A Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or which the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on a Fund’s behalf. In that case, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member. Also, such documentation typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. With respect to a centrally cleared transaction, a party is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to centrally cleared derivatives is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account (which can be invested in instruments permitted under the regulations). Therefore, a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers, with a claim against the clearing member for any deficiency. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amount is generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission (the “CFTC”) require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the clearing member has to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives positions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Market Turbulence Resulting from COVID-19

An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID- 19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

Swap Execution Facilities

Certain derivatives contracts are required to be executed through swap execution facilities (“SEFs”). A SEF is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. Such requirements may make it more difficult and costly for investment funds, such as a Fund, to enter into highly tailored or customized transactions. Trading swaps on a SEF may offer certain advantages over traditional bilateral over-the-counter trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. Execution through a SEF is not, however, without additional costs and risks, as parties are required to comply with SEF and CFTC rules and regulations, including disclosure and recordkeeping obligations, and SEF rights of inspection, among others. SEFs typically charge fees, and if a Fund executes derivatives on a SEF through a broker intermediary, the intermediary may impose fees as well. A Fund also may be required to indemnify a SEF, or a broker intermediary who executes swaps on a SEF on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the SEF. In addition, a Fund may be subject to execution risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the trade.

Risks Associated with Derivatives Regulation

The U.S. government has enacted and is continuing to implement legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and some other countries have also adopted and are continuing to implement similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Such rules and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

For example, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

The SEC recently finalized new Rule 18f-4 under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. Compliance with Rule 18f-4 to invest in derivatives and certain related instruments will not be required until approximately the middle of 2022. The new rule, among other things, limits derivatives exposure through one of two value-at-risk tests and eliminates the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. The rule also requires funds to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and subjects funds to certain reporting requirements in respect of derivatives. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. As the Funds transition into reliance on Rule 18f-4, the Funds’ approach to asset segregation and coverage requirements described in this SAI may be impacted.

Additionally, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on a Fund’s use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between a Fund and its counterparties and may increase the amount of margin a Fund is required to provide. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.

These and other regulations are relatively new and evolving, so their potential impact on the Funds and the financial system are not yet known.

Commodities

General. The Funds may invest in commodities. There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than other investments. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

A Fund’s ability to invest in commodity-linked investments may be limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) and could bear on the ability of a Fund to so qualify. See “Taxation of the Funds” below.

Commodity-Linked Investments. The Funds may invest in commodity-linked investments. The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through commodity-linked derivative securities, such as structured notes, discussed below, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Because commodity-linked investments are available from a relatively small number of issuers, a Fund’s investments will be particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may also serve as counterparty to a substantial number of the Fund’s commodity-linked and other derivative investments) will not fulfill its contractual obligations.

A Fund’s ability to invest in commodity-linked investments may be limited by the Fund’s intention to qualify as a RIC and could bear on the ability of a Fund to so qualify. See “Taxation of the Funds” below.

Credit Default Swaps and Total Return Swaps

The Funds may enter into credit default swaps or total return swaps to gain market exposure, manage liquidity, increase total returns or for hedging purposes. Credit default swaps and total return swaps are typically governed by the standard terms and conditions of an ISDA Master Agreement.

A credit default swap involves a protection buyer and a protection seller. The Funds may be either a protection buyer or seller. The protection buyer in a credit default swap makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Funds may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on a designated interest rate (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

In both credit default swaps and total return swaps, the same general risks inherent to derivative transactions are present; however, the use of credit default swaps and total return swaps can involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to general market risks, credit default swaps and total return swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds will enter into credit default swap or a total return swap only with counterparties that the Adviser determines to meet certain standards of creditworthiness. In a credit default swap, a buyer generally also will lose its premium and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with the ownership of stocks, bonds, and other traditional investments. The use of a swap agreement requires an understanding not only of the referenced obligation, reference rate, or index, but also of the swap agreement itself. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

When effecting such transactions, cash or other liquid assets held by the Fund of a dollar amount sufficient to meet the Fund’s obligations under the swap agreement will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or other assets will be segregated so that the market value of the segregated assets will equal the amount of such Fund’s obligations under the swap agreement.

A Fund’s exposure under a credit default swap may be considered leverage and as such be subject to the restrictions on leveraged derivatives.

Custodial Risk

There are risks involved in dealing with the custodians or brokers who hold a Fund’s investments or settle a Fund’s trades. It is possible that, in the event of the insolvency or bankruptcy of a custodian or broker, a Fund would be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets. In recent insolvencies of brokers or other financial institutions, the ability of certain customers to recover their assets from the insolvent’s estate has been delayed, limited, or prevented, often unpredictably, and there is no assurance that any assets held by a Fund with a custodian or broker will be readily recoverable by the Fund. In addition, there may be limited recourse against non-U.S. sub-custodians in those situations in which a Fund invests in markets where custodial and/or settlement systems and regulations are not fully developed, including emerging markets, and the assets of the Fund have been entrusted to such sub-custodians. SSGA FM or an affiliate may serve as the custodian of the Funds.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)

The Funds may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit and time deposits, respectively, issued by non-U.S. branches of domestic banks and non-U.S. banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of non-U.S. banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or non-U.S. branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of non-U.S. issuers also involve risks such as future unfavorable political and economic developments, withholding or other taxes, seizures of non-U.S. deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Foreign Currency Transactions and Foreign Currency Derivatives

The Funds may enter into a variety of different foreign currency transactions, including, by way of example, currency forward transactions, spot transactions, futures and forward contracts, swaps, or options. Most of these transactions are entered into “over the counter,” and a Fund assumes the risk that the counterparty may be unable or unwilling to perform its obligations, in addition to the risk of unfavorable or unanticipated changes in the values of the currencies underlying the transactions. Certain types of over-the-counter currency transactions may be uncollateralized, and a Fund may not be able to recover all or any of the assets owed to it under such transactions if its counterparty should default. In some markets or in respect of certain currencies, a Fund may be required, or agree, in SSGA FM’s discretion, to enter into foreign currency transactions via the custodian’s relevant sub-custodian. SSGA FM may be subject to a conflict of interest in agreeing to any such arrangements on behalf of a Fund. Such transactions executed directly with the sub-custodian are executed at a rate determined solely by such sub-custodian. Accordingly, a Fund may not receive the best pricing of such currency transactions. Regulatory changes in a number of jurisdictions may require that certain currency transactions be subject to central clearing, or be subject to new or increased collateral requirements. These changes could increase the costs of currency transactions to a Fund and may make certain transactions unavailable; they may also increase the credit risk of such transactions to a Fund.

Foreign Securities

The Funds are permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) or its delegate under applicable rules adopted by the Securities and Exchange Commission (“SEC”). In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, each Fund intends to construe geographic terms such as “foreign,” “non-U.S.” “European,” “Latin American,” and “Asian,” in the manner that affords to the Fund the greatest flexibility in seeking to achieve its investment objective(s). Specifically, in circumstances where the investment objective and/or strategy is to invest at least some percentage of the Fund’s assets in foreign securities, etc., the Funds will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) The issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) The securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) The issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, the Funds intend to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Investments in foreign securities involve special risks and considerations. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, and such practices and standards may vary significantly from country to country. There may be less publicly available information about a foreign company than about a domestic company. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or other taxes (in each case, which taxes could potentially be confiscatory) higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Forward Commitments

Each Fund may invest in forward commitments. Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of such Fund’s obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Futures Contracts and Options on Futures

Each Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although many futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). Upon entering into a futures contract, a Fund is required to deposit initial margin with the futures broker. The initial margin serves as a “good faith” deposit that a Fund will honor its potential future commitments. Subsequent payments (called “variation margin” or “maintenance margin”) to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” If a Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited. Futures contracts also involve brokerage costs.

Each Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Registration under the Commodity Exchange Act. The Funds are operated by persons who have claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Funds, under the Commodity Exchange Act (the “CEA”), and therefore, are not subject to registration or regulation as a commodity pool operator under the CEA. As a result, the Funds, are limited in their ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, a Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). A Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. Some U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price; others may be settled in cash. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Government Mortgage-Related Securities

The Government National Mortgage Association (“GNMA” or “Ginnie Mae”) is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a Fund’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

The Federal National Mortgage Association (“FNMA” or “Fannie Mae”) is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

High Yield Securities

The Funds may invest a portion of their assets in high yield debt securities (commonly known as “junk bonds”). Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, but can also be issued by governments. Such issuers are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by a Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield security, and could adversely affect the daily net asset value (“NAV”) per share of a Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, an Index seeks to include primarily high yield securities that the Index provider believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Illiquid Securities

Each Fund may invest in illiquid securities. Each Fund will invest no more than 15% of its net assets in illiquid securities, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

The SEC has adopted a liquidity risk management rule (the “Liquidity Rule”) that requires the Funds to establish a liquidity risk management program (the “LRMP”). The Trustees, including a majority of the Independent Trustees (as defined below), have designated the Adviser to administer the Funds’ LRMP. Under the LRMP, the Adviser assesses, manages, and periodically reviews the Funds’ liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that the Funds could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors’ interests in the Funds. The liquidity of the Funds’ portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRMP. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Funds can expect to be exposed to greater liquidity risk. The Liquidity Rule’s impact on a Fund, and on the open-end fund industry in general, is not yet fully known, but the rule could affect a Fund’s performance and its ability to achieve its investment objectives. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund’s investments.

Infrastructure-Related Companies Risk

Infrastructure-related companies include companies that primarily own, manage, develop and/or operate infrastructure assets, including transportation, utility, energy and/or telecommunications assets. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. The costs of complying with governmental regulations, delays or failures to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect infrastructure-related companies. Infrastructure-related companies may also be affected by service interruption and/or legal challenges due to environmental, operational or other conditions or events, and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in non-U.S. markets, resulting in work stoppage, delays and cost overruns. Other risks associated with infrastructure-related companies include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

Investment Grade Bonds

The Funds may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are of comparable quality to the rated securities described above, as determined by the

Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality); securities rated Baa by Moody’s or BBB by S&P may have speculative characteristics.

Lending of Fund Securities

Each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed 40% of the value of its net assets. The borrowers provide collateral that is marked to market daily in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities, and may involve expenses to a Fund. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower typically will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain high quality short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or funds, which may include those managed by the Adviser. A Fund could lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent provides the following services to the Funds in connection with the Funds’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) causing the delivery of loaned securities from a Fund to borrowers; (iii) monitoring the value of loaned securities, the value of collateral received, and other lending parameters; (iv) seeking additional collateral, as necessary, from borrowers; (v) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Funds; (vi) returning collateral to borrowers; (vii) facilitating substitute dividend, interest, and other distribution payments to the Funds from borrowers; (viii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the Funds’ Securities Lending Authorization Agreement; (ix) selecting securities, including amounts (percentages), to be loaned; (x) recordkeeping and accounting servicing; and (xi) arranging for return of loaned securities to the Fund in accordance with the terms of the Securities Lending Authorization Agreement. State Street Bank and Trust Company (“State Street”), an affiliate of the Trust, has been approved by the Board to serve as securities lending agent for each Fund and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. State Street has received an order of exemption from the SEC under Sections 17(a), 17(d) and 12(d)(1) under the 1940 Act to serve as the lending agent for affiliated investment companies such as the Trust, to invest the cash collateral received from loan transactions in an affiliated cash collateral fund and to receive a fee based on a share of the revenue generated from such transactions.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral (or the proceeds of its liquidation) or in recovering the loaned securities. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price with guaranteed delivery provisions.

Market Disruption and Geopolitical Risk

The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, epidemics or pandemics and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the Economic and Monetary Union of the European (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund’s investments. At a referendum in June 2016, the United Kingdom (the “U.K.”) voted to leave the European Union (“E.U.”) thereby initiating the British exit from the E.U. (commonly known as “Brexit”). In March 2017, the U.K. formally notified the European Council of the U.K.’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a multi-year period of negotiations regarding the terms of the U.K.’s exit from the E.U., which formally occurred on January 31, 2020. A transition period will take place following the U.K.’s exit where the U.K. will remain subject to E.U. rules but will have no role in the E.U. law-making process. During this transition period, U.K. and E.U. representatives will be negotiating the precise terms of their future relationship. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the U.K.’s exit will increase the likelihood of other countries also departing the E.U. Brexit may have a significant impact on the U.K., Europe, and global economies, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the U.K., Europe and globally, which may adversely affect the value of the Funds’ investments.

Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (“LIBOR”)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of a Fund.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the U.K.’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.

The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds.

The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Recent political activity in the U.S. has increased the risk that the U.S. could default on some or any of its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. To the extent a Fund has focused its investments in the stock market index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Mortgage-Backed Security Rolls

The Funds, except for the Emerging Markets Equity Index Fund and the Small/Mid Cap Equity Index Fund, may enter into “forward roll” transactions with respect to mortgage-related securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a

Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will typically bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. A Fund that engages in a forward roll transaction forgoes principal and interest paid on the securities sold during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. A forward roll transaction may create investment leverage. A Fund is subject to the risk that the value of securities to be purchased pursuant to a forward roll transaction will decline over the roll period, and that the Fund’s counterparty may be unwilling or unable to perform its obligations to the Fund. Upon entering into a mortgage-backed security roll, the participating Fund will segregate on its records cash, U.S. Government securities or other high-grade debt securities in an amount sufficient to cover its obligation under the roll.

Mortgage-Related Securities

The Funds, except for the Emerging Markets Equity Index Fund, may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) U.S. Government agencies or instrumentalities such as GNMA, FNMA and FHLMC or (ii) other issuers, including private companies.

Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Municipal and Municipal-Related Securities

Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, particularly in stressed market conditions. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Options

The Funds may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund’s use of put and call options will achieve its desired objective, and a Fund’s use of options may result in losses to the Fund.

Covered call options. A Fund may write (i.e., sell) covered call options to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by a Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. A Fund may write covered call options or uncovered call options.

A Fund will receive a premium from writing a call option, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. A Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, a Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, a Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Uncovered call options. Writing uncovered call options may enable a Fund to realize income without committing capital to the ownership of the underlying securities or instruments, however writing uncovered calls are riskier than writing covered calls because there is no underlying security held by a Fund that can act as a partial hedge. When a Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result of writing a call option without holding the underlying the securities, if the call option were exercised, a Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund’s exposure on such an option is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the security may not be available for purchase. Uncovered calls have speculative characteristics.

Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option may be “covered” if the writer earmarks or otherwise segregates liquid assets equal to the price to be paid if the option is exercised minus margin on deposit.

By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because a Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on foreign securities. A Fund may purchase and sell options on foreign securities if the Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. A Fund may write or purchase options on securities indices. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, if the Fund uses an option for hedging purposes, it bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. A Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the use of options. The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter (“OTC”) options purchased by a Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund’s ability to invest in illiquid securities.

Other Asset-Backed Securities

In addition to the mortgage related securities discussed above, the Funds may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

Pre-Refunded Municipal Securities

The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been “pre-refunded” using the escrow fund.

Private Placements and Restricted Securities

Each Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities,” i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale. Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act.

Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Market quotations for such securities are generally less readily available than for publicly traded securities. The absence of a trading market can make it difficult to ascertain a market value for such securities for purposes of computing the Fund’s net asset value, and the judgment of the Adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities. Disposing of such securities, which may be illiquid investments, can involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration.

A Fund may be deemed to be an “underwriter” for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Purchase of Other Investment Company Shares

The Funds may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include funds managed by SSGA FM, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to those of the Funds. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions, or as long-term investments.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. A Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, a Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the favorable tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, other financial institutions, such as broker-dealers, and other institutional counterparties. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund’s original purchase price plus interest within a specified time. A Fund will limit repurchase transactions to those member banks of the Federal Reserve System, broker-dealers and other financial institutions whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements, which are a form of borrowing. Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest. Each Fund retains the right to receive interest and principal payments from the securities. Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements involve the risk that the buyer of the securities sold might be unable to deliver them when a Fund seeks to repurchase the securities. If the buyer files for bankruptcy or becomes insolvent, a Fund may be delayed or prevented from recovering the security that it sold.

Short Sales Against the Box

Each Fund may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Swap transactions, futures contracts and other derivative-type instruments that reflect the equivalent of a short sale or a short position are not considered to be a short sale or short position for this purpose or for purposes of determining whether a short sale or position is considered to be “against the box.”

Special Risk Considerations of Investing in China.

Certain Funds may invest in securities of Chinese issuers. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) potentially higher rates of inflation, (viii) the unavailability of consistently-reliable economic data, (ix) the relatively small size and absence of operating history of many Chinese companies, (x) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (xi) greater political, economic, social, legal and tax-related uncertainty, (xii) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xiii) higher dependence on exports and international trade, (xiv) the risk of increased trade tariffs, embargoes and other trade limitations, (xv) restrictions on foreign ownership, and (xvi) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

In addition, unexpected political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has recently imposed tariffs on the other country’s products. Some U.S. politicians have recently sought to limit certain U.S. investors from investing in Chinese companies. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on the Funds are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Total Return Swaps, Equity Swaps and Interest Rate Swaps

The Funds may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. A Fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.

The Funds may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by a Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds generally intend to use these transactions as a hedge and not as a speculative investment. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Funds. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of a Fund, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Treasury Inflation-Protected Securities

The Funds may invest in Inflation-Protection Securities (“TIPSs”), a type of inflation-indexed Treasury security. TIPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

TIPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

U.S. Government Securities

The Funds may purchase U.S. Government securities. The types of U.S. Government obligations in which the Funds may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to U.S. Government securities it is not obligated to support.

U.S. Registered Securities of Non-U.S. Issuers

The Funds may purchase publicly traded common stocks of non-U.S. corporations.

Investing in U.S. registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation taxation (which could potentially be confiscatory), adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions of the flow of international capital. Non-U.S. companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

A Fund’s investment in common stock of non-U.S. corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a non-U.S. corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Variable and Floating Rate Securities

The Funds may invest in variable and floating rate securities. In general, variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, widely recognized market rates, which are typically set once a day. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

When-Issued, Delayed Delivery and Forward Commitment Transactions

To secure an advantageous price or yield, certain Funds may purchase securities on a when-issued, delayed delivery, to-be-announced (“TBA”) or forward commitment basis and may sell securities on a forward commitment or delayed delivery basis. A Fund will enter into when-issued, delayed delivery, TBA or forward commitment transactions for the purpose of acquiring securities and not for the purpose of leverage.

When purchasing a security on a when-issued, delayed delivery, TBA or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. In general, a Fund does not pay for the securities until received and does not start earning interest or other income until the contractual settlement date. A Fund may take delivery of the securities or it may sell the securities before the settlement date.

At the time of delivery of the securities, the value may be more or less than the purchase or sale price. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery, TBA or forward commitment purchases are outstanding, the purchases may result in a form of leverage and give rise to increased volatility of the Fund’s NAV. Default by, or bankruptcy of, a counterparty to a when-issued, delayed delivery, TBA or forward commitment transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Purchases of when-issued, delayed delivery, TBA or forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Cash or other liquid assets in an amount equal to the amount of a Fund’s when-issued, delayed-delivery, TBA or forward commitment purchase obligations will be earmarked on the Fund’s books. There is no guarantee, however, that such earmarking will be successful in reducing or eliminating the leveraging effect of such transactions or the risks associated with leverage.

A TBA transaction involves a commitment to purchase securities sold for a fixed price where the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. For this reason, in a TBA transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. The purchaser in a TBA transaction generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

Certain Funds may also enter into a forward commitment to sell securities it owns. The use of forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined. Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts.

Financial Industry Regulatory Authority, Inc. (“FINRA”) rules impose mandatory margin requirements for “Covered Agency Transactions,” which include TBA Transactions, certain transactions in pass-through mortgage-backed securities or small-business administration-backed asset-backed securities and transactions in collateralized mortgage obligations (“CMOs”), in each case where such transactions have delayed contractual settlement dates of a specified period. There are limited exceptions to these margin requirements. Covered Agency Transactions historically have not been required to be collateralized. The collateralization of Covered Agency Transactions is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of such transactions and impose added operational complexity.

Zero Coupon Securities

The Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In the case of any zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance that are treated as issued originally at a discount, a Fund (or a Portfolio or Underlying Fund, as applicable) will be required to accrue original issue discount (“OID”) for U.S. federal income tax purposes and may as a result be required to pay out as an income distribution an amount which is greater than the total amount of cash interest the Fund actually received. To generate sufficient cash to make the requisite distributions to maintain its qualification for treatment as a RIC, a Fund (or a Portfolio or Underlying Fund, as applicable) may be required to sell investments, including at a time when it may not be advantageous to do so.

Privately-issued stripped securities are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset Segregation and Coverage

A Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. A Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Fundamental Investment Restrictions

The Trust has adopted the following fundamental investment restrictions with respect to the Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

1.	A Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

2.	A Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

3.	A Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

4.	A Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

5.	A Fund may underwrite securities to the extent consistent with applicable law from time to time.

6.

A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: each Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

For purposes of the above investment limitation number 6, in the case of a tax-exempt bond issued by a non-governmental user, where the tax-exempt bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. For each Fund, all percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

Names Rule Policy

To the extent a Fund is subject to Rule 35d-1 under the 1940 Act, the Fund has an investment policy, described in the Fund’s prospectus, to, under normal circumstances, invest at least 80% of its assets in the particular types of investments suggested by the Fund’s name (a “Name Policy”). “Assets” for the purposes of a Name Policy are net assets plus the amount of any borrowings for investment purposes. The percentage limitation applies at the time of purchase of an investment. A Fund’s Name Policy may be changed by the Board of Trustees without shareholder approval. However, to the extent required by SEC regulations, shareholders will be provided with at least sixty (60) days’ notice prior to any change in a Fund’s Name Policy.

Additional Information

Fundamental Investment Restrictions (1) through (5), as numbered above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent consistent with applicable law as that law changes from time to time. Applicable law includes the 1940 Act, the rules or regulations thereunder and applicable orders of the SEC as are currently in place. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by applicable law. As such, the effects of these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought when such changes permit or require a resulting change in practice.

Disclosure of Portfolio Holdings

Introduction

The policies set forth below to be followed by State Street and SSGA FM (collectively, the “Service Providers”) for the disclosure of information about the portfolio holdings of the SSGA Funds, State Street Master Funds, and State Street Institutional Investment Trust (each, a “Trust”). These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended. The Board of Trustees must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below. The Service Providers are not permitted to receive compensation or other consideration in connection with disclosing information about a Fund’s portfolio to third parties. In order to address potential conflicts between the interest of Fund shareholders, on the one hand, and those of the Service Providers or any affiliated person of those entities or of the Fund, on the other hand, the Fund’s policies require that non-public disclosures of information regarding the Fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the Fund.

The Board of Trustees exercises continuing oversight over the disclosure of each Fund’s holdings by (i) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of each Fund and its Service Providers by the Trust’s Chief Compliance Officer (“CCO”), and (ii) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act). The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the monthly holdings report on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Portfolios’ fiscal quarter. You can find SEC filings on the SEC’s website, www.sec.gov. Information about a Fund’s 10 largest holdings generally is posted on the Fund’s website at SSGAFUNDS.com, within 30 days following the end of each month. Each Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on their website.

Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

State Street Global Advisors’ (“SSGA”) trading desk may periodically distribute lists of investments held by its clients (including the Trust) for general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Fund’s portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (such as Morningstar, Inc. and Broadridge Financial Solutions, Inc., formerly Lipper, Inc.) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Board of Trustees, State Street and SSGA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSGA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, day-to-day management required by the Trust (see the section called “Investment Advisory and Other Services”). The Board has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable Massachusetts law and regulation, other applicable laws and regulations, and the Amended and Restated Declaration of Trust. The Trustees listed below are also Trustees of the SSGA Funds, the State Street Master Funds and the State Street Navigator Securities Lending Trust (the “Navigator Trust”) and their respective series. Except for Mr. Taber, the Trustees listed below are also Trustees of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc., Elfun Diversified Fund, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund and Elfun Trusts (collectively, the “Elfun Funds”). The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and each officer of the Trusts.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	[ ]	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	[ ]	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	[ ]	Director of Kleinfeld Bridal Corp. (January 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2017); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	[ ]	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	[ ]	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 – 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99

President of SpenceCare International LLC

(international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).

				[ ]	None.

Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co-Chairperson of the Valuation Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	[ ]	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	[ ]	None.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	[ ]	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Boards of Trustees of the Trust.

Michael F. Holland: Mr. Holland is an experienced business executive with over 49 years of experience in the financial services industry including 23 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 19 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts. Mr. Holland serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

John R. Costantino: In addition to his tenure as a board member of various other funds advised by SSGA FM, Mr. Costantino has over 31 years of private equity investing experience. He has also served as an officer or a board member of charitable organizations and public and private companies for over 30 years. Mr. Costantino is an attorney and a certified public accountant. He serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds (independent chairperson through 2016) and State Street Variable Insurance Funds, Inc. (independent chairperson through 2016).

Ellen M. Needham: Ms. Needham is a Senior Managing Director of State Street Global Advisors; Head of Global Funds Management, President of SSGA Funds Management, Inc. Ms. Needham serves as a director of SSGA Funds Management, Inc. and a manager of State Street Global Advisors Funds Distributors, LLC. In her role, she is responsible for managing firm-wide processes that focus on governance, fund structure, subadviser oversight, tax, product viability, distribution, ongoing monitoring and regulatory coordination across all products globally. Ms. Needham has been involved in the investment industry for over thirty years, beginning her career at State Street in 1989. Ms. Needham serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc. and as a Board Director - SPDR Europe I plc and SPDR Europe II plc Boards.

Rina K. Spence: Ms. Spence is an experienced business executive with over 39 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 20 years (since the Trusts’ inception) and possesses significant experience regarding the operations and history of those Trusts. Ms. Spence serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

Donna M. Rapaccioli: Ms. Rapaccioli has over 30 years of service as a full-time member of the business faculty at Fordham University, where she developed and taught undergraduate and graduate courses, including International Accounting and Financial Statement Analysis and has taught at the executive MBA level. She has served on Association to Advance Collegiate Schools of Business accreditation team visits, lectured on accounting and finance topics and consulted for numerous investment banks. Ms. Rapaccioli serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

Patrick J. Riley: Mr. Riley is an experienced business executive with over 43 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of the Trust for 31 years and possesses significant experience regarding the operations and history of the Trust. Mr. Riley serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 51 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSGA Funds for 31 years and possesses significant experience regarding the operations and history of the Trust. Mr. Shirk serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 46 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of the Trust for 28 years and possesses significant experience regarding the operations and history of the Trust. Mr. Taber also serves as a Trustee of the Navigator Trust.

Michael A. Jessee: Mr. Jessee is an experienced business executive with approximately 43 years of experience in the banking industry. He previously served as President and Chief Executive Officer of the Federal Home Loan Bank of Boston as well as various senior executive positions of major banks. Mr. Jessee has served on the Navigator Trust’s Board of Trustees and related committees for 24 years and possesses significant experience regarding the Trust’s operations and history. Mr. Jesse serves as a Trustee of the Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds and State Street Variable Insurance Funds, Inc.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee, Nominating Committee and Qualified Legal Compliance Committee (the “QLCC”).

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2020, the Audit Committee held four meetings.

Each of the Governance Committee and the Nominating Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee and the Nominating Committee are to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating Committee Charter and should be submitted in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual self-evaluation of Board members. During the fiscal year ended December 31, 2020, the Governance Committee held one meeting and Nominating Committee held one meeting.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee no less often than quarterly. The Trust has established procedures and guidelines for valuing portfolio securities and making fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street and SSGA FM. During the fiscal year ended December 31, 2020, the Valuation Committee held four meetings.

The QLCC is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Trust’s CCO; to oversee generally the Trust’s responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers or the Trustees. During the fiscal year ended December 31, 2020, the QLCC held four meetings.

Leadership Structure and Risk Management Oversight

The Board has chosen to select different individuals as Co-Chairpersons of the Board of the Trust and as President of the Trust. Currently, Mr. Holland and Mr. Riley, both Independent Trustees, serve as Co-Chairpersons of the Board, Ms. Rapaccioli and Ms. Spence serve as Co-Chairpersons of the Audit Committee, Mr. Costantino and Mr. Shirk serve as Co-Chairpersons of the QLCC, Mr. Jessee and Mr. Taber serve as Co-Chairpersons of the Valuation Committee, Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Governance Committee and Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Nominating Committee.

Ms. Needham, who is an employee of the Adviser, serves as a Trustee and the President of the Trust. The Board believes that this leadership structure is appropriate, since Ms. Needham provides the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland and Mr. Riley provide an independent perspective on the Trust’s overall operation and Ms. Rapaccioli and Ms. Spence provide a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the CCO and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Funds, and applicable provisions of the federal securities laws and the Code. As needed, the Adviser discusses management issues regarding the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the Independent Trustees, the independent registered public accounting firm, counsel to the Trust, the CCO and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

As of December 31, 20[20] none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser, State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGA FD.

The following table sets forth information describing the dollar range of the Trust’s equity securities beneficially owned by each Trustee as of December 31, 2020.

Name of Independent Trustee	Dollar Range Of Equity Securities In The Funds	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
Michael F. Holland	[ ]	[ ]
John R Costantino	[ ]	[ ]
Patrick J. Riley	[ ]	[ ]
Richard D. Shirk	[ ]	[ ]
Rina K. Spence	[ ]	[ ]
Bruce D. Taber	[ ]	[ ]
Donna M. Rapaccioli	[ ]	[ ]
Michael A. Jessee	[ ]	[ ]
Name of Interested Trustees
James E. Ross(1)	[ ]	[ ]
Ellen M. Needham	[ ]	[ ]

1.	Mr. Ross resigned as a Trustee on March 27, 2020.

Trustee Compensation

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee. As of January 1, 20[21], except as noted below, each Independent Trustee will receive for his or her services to the State Street Master Funds, the State Street Institutional Investment Trust, the Trust, the Elfun Funds and the Navigator Trust, State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (together, the “Fund Entities”) a $210,000 annual base retainer in addition to $22,500 for each in-person meeting, $6,000 for each special in-person meeting and $2,500 for each telephonic meeting from the Trust. The Co-Chairpersons receive an additional $60,000 annual retainer. The annual base retainer paid to Mr. Taber is $197,400 in light of the fact that Mr. Taber does not serve as a member of the Board of Trustees of the Elfun Funds, the Board of Trustees of State Street Institutional Funds and the Board of Directors of State Street Variable Insurance Series Funds, Inc. As of January 1, 20[21], the total annual compensation paid to the Independent Trustees (other than telephonic and special meeting fees) will be allocated to each Fund

Entity as follows: a fixed amount of $21,000 will be allocated to each Fund Entity or, if applicable, each series thereof; and the remainder will be allocated among the Fund Entities or, if applicable, each series thereof based on relative net assets excluding, however, any feeder fund that invests in a master fund that is a Fund Entity or series thereof. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 20[20]:

	AGGREGATE COMPENSATION FROM THE TRUST			PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST & FUND COMPLEX PAID TO TRUSTEES
NAME OF INDEPENDENT TRUSTEE
Michael F. Holland	$	[	]	$0	$0	$	[	]
Patrick J. Riley	$	[	]	$0	$0	$	[	]
Richard D. Shirk	$	[	]	$0	$0	$	[	]
Rina K. Spence	$	[	]	$0	$0	$	[	]
Bruce D. Taber	$	[	]	$0	$0	$	[	]
Michael A. Jessee	$	[	]	$0	$0	$	[	]
John R. Costantino	$	[	]	$0	$0	$	[	]
Donna M. Rapaccioli	$	[	]	$0	$0	$	[	]
NAME OF INTERESTED TRUSTEES
James E. Ross(1)		$0		$0	$0		$0
Ellen M. Needham		$0		$0	$0		$0

[1]	Mr. Ross resigned as a Trustee on March 27, 2020.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Funds to the Adviser as part of the Adviser’s general management of the Funds subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B, a copy of the Adviser’s proxy voting procedures are located in Appendix C.

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling [(877) 521-4083] or (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [ ], the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class (if applicable) of each Fund.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of [ ], to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of a Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

SSGA FM is responsible for the investment management of the Funds pursuant to the Amended and Restated Investment Advisory Agreement dated November 17, 2015, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation, a publicly held financial holding company. State Street is a wholly-owned subsidiary of State Street Corporation.

For the services provided under the Advisory Agreement, each Fund pays the Adviser a fee at an annual rate set forth below of the Fund’s average daily net assets.

Fund	Fee Rate
Income Fund	[0.13]%
U.S. Core Equity Fund	[0.12]%

The Advisory Agreement will continue from year to year provided that such continuance is specifically approved at least annually by (a) the Trustees or by the vote of a majority of the outstanding voting securities of a Fund, and (b) vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material non-public information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. The Trust recognizes that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

The advisory fees paid by the Funds to SSGA FM (which also served as investment adviser to the Predecessor Funds) for the last three fiscal years are set forth in the table below:

Fund	Fiscal year ended December 31, 2018	Fiscal year ended December 31, 2019	Fiscal year ended December 31, 2020
Income Fund	$[ ]	$[ ]	$[ ]
U.S. Core Equity Fund	$[ ]	$[ ]	$[ ]

Administrator

SSGA FM serves as the administrator for the Funds pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSGA FM is obligated to continuously provide business management services to the Trust and the Funds and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. The nature and amount of services provided by SSGA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a Fund, and a Fund may pay fees to SSGA FM under that Agreement at different rates in respect of its different share classes.

As consideration for SSGA FM’s services as administrator with respect to each Fund, SSGA FM receives a fee at the annual rate of [0.05]% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

The administration fees paid by each Fund to SSGA FM (which also served as the administrator to the Predecessor Funds) for the last three fiscal years are set forth in the table below:

Fund	Fiscal year ended December 31, 2018	Fiscal year ended December 31, 2019	Fiscal year ended December 31, 2020
Income Fund	$[ ]	$[ ]	$[ ]
U.S. Core Equity Fund	$[ ]	$[ ]	$[ ]

SUB-ADMINISTRATOR, CUSTODY AND FUND ACCOUNTING

State Street serves as the sub-administrator for the Trust, pursuant to a sub-administration agreement dated June 1, 2015 (the “Sub-Administration Agreement”). State Street serves as the custodian for the Trust, pursuant to a custody agreement dated April 11, 2012 (the “Custody Agreement”). Under the Sub-Administration Agreement, State Street is obligated to provide certain sub-administrative services to the Trust. Under the Custody Agreement, State Street is obligated to provide certain custody services to the Trust, as well as basic portfolio recordkeeping required by the Trust for regulatory and financial reporting purposes. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held financial holding company, and is affiliated with the Adviser. State Street’s mailing address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900.

State Street receives an annual fee from the Adviser (payable monthly), as consideration for sub-administration services provided to each Fund. As consideration for custody and fund accounting services, each Fund pays State Street an annual fee (payable monthly) based on the average monthly net assets of each Fund. Each Fund also pays State Street transaction and service fees for these services and reimburses State Street for out-of-pocket expenses.

The sub-administration and custodian fees paid by each Fund to State Street (which also served as sub-administrator and custodian to the Predecessor Funds) for the last three fiscal years are set forth in the table below:

Fund	Fiscal year ended December 31, 2018	Fiscal year ended December 31, 2019	Fiscal year ended December 31, 2020
Income Fund	$[ ]	$[ ]	$[ ]
U.S. Core Equity Fund	$[ ]	$[ ]	$[ ]

Transfer Agent and Dividend Paying Agent

U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207, serves as the transfer agent of the Funds’ investments. [As transfer agent, U.S. Bancorp Fund Services, LLC is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, U.S. Bancorp Fund Services, LLC receives monthly fees charged to the Funds, plus certain charges for securities transactions.]

The transfer agency fees paid by each Funds to U.S. Bancorp Fund Services, LLC for the last three fiscal years are set forth in the table below:

Fund	Fiscal year ended December 31, 2018	Fiscal year ended December 31, 2019	Fiscal year ended December 31, 2020
Income Fund	$[ ]	$[ ]	$[ ]
U.S. Core Equity Fund	$[ ]	$[ ]	$[ ]

Code of Ethics

The Adviser SSGA FD and the Trust have each adopted a code of ethics (the Trust’s code being referred to herein as the “Code of Ethics”) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ Adviser, Distributor and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the Trust. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser or SSGA FD as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Trust’s service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

Distributor

SSGA FD serves as the distributor of the Funds. SSGA FD is an indirect wholly-owned subsidiary of State Street Corporation. SSGA FD’s mailing address is One Iron Street, Boston, MA 02210.

The distribution expenses each Fund accrued to SSGA FD for the last three fiscal years have been omitted because the Funds engaged SSGA FD on [    ], 2021.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Some portion of SSGA FD’s payments to financial intermediaries will be made out of amounts received by SSGA FD under the Funds’ Distribution Plans. In addition, the Funds may reimburse SSGA FD for payments SSGA FD makes to financial intermediaries that provide recordkeeping, shareholder servicing, sub-transfer agency, administrative and/or account maintenance services (collectively, “servicing”). The amount of the reimbursement for servicing compensation and the manner in which it is calculated are reviewed by the Trustees periodically.

The compensation paid by SSGA FD to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries may include networking fees and account-based fees. The amount of continuing compensation paid by SSGA FD to different financial intermediaries varies. In the case of most financial intermediaries, compensation for servicing in excess of any amount covered by payments under a Distribution Plan is generally paid at an annual rate of 0.10% – 0.20% of the aggregate average daily NAV of Fund shares held by that financial intermediary’s customers, although in some cases the compensation may be paid at higher annual rates (which may, but will not necessarily, reflect enhanced or additional services provided by the financial intermediary). SSGA FD and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts by financial intermediaries. Such compensation may include, but is not limited to, ongoing payments, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Financial intermediaries may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA. The level of payments made to a financial intermediary in any given year will vary and, in the case of most financial intermediaries, will not exceed 0.20% of the value of assets attributable to the financial intermediary invested in shares of funds in the SSGA FM-fund complex. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGA FD and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

Set forth below is a list of those financial intermediaries to which SSGA FD (and its affiliates) expects, as of [ ], to pay compensation in the manner described in this “Payments to Financial Intermediaries” section. This list may change over time. Please contact your financial intermediary to determine whether it or its affiliate currently may be receiving such compensation and to obtain further information regarding any such compensation.

•	ADP Broker-Dealer Inc.

•	Alight Financial Solutions, LLC

•	American Portfolios Financial Services, Inc.

•	American United Life Insurance Company

•	Ascensus Broker Dealer Services, LLC

•	AXA Advisors, LLC

•	Charles Schwab & Co., Inc.

•	Edward Jones

•	E*Trade Securities

•	Fidelity Brokerage Services LLC

•	Fidelity Investments Institutional Operations Company, Inc.

•	GWFS Equities Inc.

•	Hand Securities, LLC

•	Hartford Life Insurance Company

•	Interactive Brokers LLC

•	John Hancock Trust Company

•	J.P. Morgan Securities LLC

•	LaSalle Street Securities

•	Lincoln Financial Advisors

•	LPL Financial Services, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Inc.

•	Mid Atlantic Capital Corp.

•	Morgan Stanley Smith Barney LLC

•	MSCS Financial Services LLC

•	National Financial Services, LLC

•	Nationwide Financial Services, Inc.

•	Pershing LLC

•	PNC Bank, N.A.

•	Putnam Investor Services, Inc.

•	Raymond James & Associates, Inc.

•	RBC Capital Markets Corp.

•	Reliance Trust Company

•	SEI Private Trust Company

•	TD Ameritrade, Inc.

•	TIAA CREF Individual & Institutional Services, LLC

•	Trust Company of America

•	UBS Financial Services, Inc.

•	VALIC Financial Advisors, Inc.

•	Vanguard Marketing Corp.

•	Voya Institutional Plan Services, LLC

•	Voya Retirement Insurance and Annuity Company

•	Wells Fargo Bank, N.A.

•	Wells Fargo Clearing Services, LLC]

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Sullivan & Worcester LLP, located at One Post Office Square, Boston, Massachusetts 02109, serves as independent counsel to the Independent Trustees.

[ ] serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. In connection with the audit of the 2020 financial statements, the Trust entered into an engagement agreement with [ ] that sets forth the terms of [ ] audit engagement. The principal business address of [ ] is [ ].

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Funds as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of [ ]:

Portfolio Manager	Registered Investment Company Accounts		Assets Managed (billions)			Other Pooled Investment Vehicle Accounts		Assets Managed (billions)			Other Accounts		Assets Managed (billions)			Total Assets Managed (billions)
Matthew Nest	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]
Paul Nestro	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]
James Palmieri	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]
Christopher Sierakowski	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]
Michael Solecki	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	$	[	]

1.	[Includes [ ] accounts (totaling [ ] million in assets under management) with performance-based fees] or [ there are no performance-based fees associated with these accounts.].

Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

None of the portfolio managers listed above beneficially owned shares of any Fund as of [December 31, 2020].

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities. Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance based fee, as applicable. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

SSGA’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual overall performance. SSGA’s Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

For the passive equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees’ interests with SSGA clients’ and shareholders’ long-term interests.

SSGA recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of SSGA.

BROKERAGE ALLOCATION AND OTHER PRACTICES

All portfolio transactions are placed on behalf of a Fund by the Adviser. Purchases and sales of securities on a securities exchange are affected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (e.g., fixed income securities) because the Funds pay a spread which is included in the cost of the security and represents the difference between the dealer’s quoted price at which it is willing to sell the security and the dealer’s quoted price at which it is willing to buy the security. When a Fund executes an over the counter order with an electronic communications network or an alternative trading system, a commission is charged by such electronic communications networks and alternative trading systems as they execute such orders on an agency basis. Securities may be purchased from underwriters at prices that include underwriting fees.

In placing a portfolio transaction, the Adviser seeks to achieve best execution. The Adviser’s duty to seek best execution requires the Adviser to take reasonable steps to obtain for the client as favorable an overall result as possible for Fund portfolio transactions under the circumstances, taking into account various factors that are relevant to the particular transaction.

The Adviser refers to and selects from the list of approved trading counterparties maintained by the Adviser’s Credit Risk Management team. In selecting a trading counterparty for a particular trade, the Adviser seeks to weigh relevant factors including, but not limited to the following:

•	Prompt and reliable execution;

•	The competitiveness of commission rates and spreads, if applicable;

•	The financial strength, stability and/or reputation of the trading counterparty;

•	The willingness and ability of the executing trading counterparty to execute transactions (and commit capital) of size in liquid and illiquid markets without disrupting the market for the security;

•	Local laws, regulations or restrictions;

•	The ability of the trading counterparty to maintain confidentiality;

•	The availability and capability of execution venues, including electronic communications networks for trading and execution management systems made available to Adviser;

•	Market share;

•	Liquidity;

•	Price;

•	Execution related costs;

•	History of execution of orders;

•	Likelihood of execution and settlement;

•	Order size and nature;

•	Clearance and settlement capabilities, especially in high volatility market environments;

•	Availability of lendable securities;

•	Sophistication of the trading counterparty’s trading capabilities and infrastructure/facilities;

•	The operational efficiency with which transactions are processed and cleared, taking into account the order size and complexity;

•	Speed and responsiveness to the Adviser;

•	Access to secondary markets;

•	Counterparty exposure; and

•

Depending upon the circumstances, the Adviser may take other relevant factors into account if the Adviser believes that these are important in taking all sufficient steps to obtain the best possible result for execution of the order.

In selecting a trading counterparty, the price of the transaction and costs related to the execution of the transaction typically merit a high relative importance, depending on the circumstances. The Adviser does not necessarily select a trading counterparty based upon price and costs but may take other relevant factors into account if it believes that these are important in taking reasonable steps to obtain the best possible result for a Fund under the circumstances. Consequently, the Adviser may cause a client to pay a trading counterparty more than another trading counterparty might have charged for the same transaction in recognition of the value and quality of the brokerage services provided. The following matters may influence the relative importance that the Adviser places upon the relevant factors:

(i) The nature and characteristics of the order or transaction. For example, size of order, market impact of order, limits, or other instructions relating to the order;

(ii) The characteristics of the financial instrument(s) or other assets which are the subject of that order. For example, whether the order pertains to an equity, fixed income, derivative or convertible instrument;

(iii) The characteristics of the execution venues to which that order can be directed, if relevant. For example, availability and capabilities of electronic trading systems;

(iv) Whether the transaction is a ‘delivery versus payment’ or ‘over the counter’ transaction. The creditworthiness of the trading counterparty, the amount of existing exposure to a trading counterparty and trading counterparty settlement capabilities may be given a higher relative importance in the case of ‘over the counter’ transactions; and

(v) Any other circumstances relevant the Adviser believes is relevant at the time.

The process by which trading counterparties are selected to effect transactions is designed to exclude consideration of the sales efforts conducted by broker-dealers in relation to the Funds.

The Adviser uses “soft” or equity commission dollars for the purchase of third party research permissible under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Research services received by the Adviser on behalf of its Stamford Active Fundamental Equity Funds includes, among other things, research reports and analysis, stock specific and sector research, market color, market data and regulatory analysis.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended December 31, 2020. Funds that are not listed paid no brokerage commissions to firms for such services.

Fund	Amount of Transactions To Firms Providing Brokerage and Research Services	Amount of Commissions on Those Transactions
Income Fund	$[ ]	$[ ]
U.S. Core Equity Fund	$[ ]	$[ ]

The brokerage commissions paid by each Fund for the last three fiscal years are set forth in the table below:

Fund	Fiscal year ended December 31, 2018			Fiscal year ended December 31, 2019			Fiscal year ended December 31, 2020
Income Fund	$	[	]	$	[	]	$	[	]
U.S. Core Equity Fund	$	[	]	$	[	]	$	[	]

Securities of “Regular Broker-Dealer.” Each Trust is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Trust’s holdings in Securities of Regular Broker-Dealers as of December 31, 2020 are as follows:

[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]
[ ]	$	[	]

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses or transaction costs. The overall reasonableness of brokerage commissions and transaction costs is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions and transaction costs paid by other institutional investors for comparable services.

DECLARATION OF TRUST, CAPITAL STOCK AND OTHER INFORMATION

Capitalization

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights, except as determined by the Trustees or as set forth in the Bylaws, and are fully paid and non-assessable, except as set forth below.

Declaration of Trust

The Declaration of Trust of the Trust provides that the Trust may redeem shares of a Fund at the redemption price that would apply if the share redemption were initiated by a shareholder. It is the policy of the Trust that, except upon such conditions as may from time to time be set forth in the then current prospectus of the Trust or to facilitate the Trust’s or a Fund’s compliance with applicable law or regulation, the Trust would not initiate a redemption of shares unless it were to determine that failing to do so may have a substantial adverse consequence for a Fund or the Trust.

The Trust’s Declaration of Trust provides that a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Trust will be deemed independent and disinterested with respect to any demand made in connection with a derivative action or proceeding. It is the policy of the Trust that it will not assert that provision to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding; provided, however, that the foregoing policy will not prevent the Trust from asserting applicable law (including Section 2B of Chapter 182 of the Massachusetts General Laws) to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding.

The Trust will not deviate from the foregoing policies in a manner that adversely affects the rights of shareholders of a Fund without the approval of “a vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of such Fund.

Voting

Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights in the election of Trustees, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Massachusetts Business Trust

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the property of the applicable series of the Trust for any loss to which the shareholder may become subject by reason of being or having been a shareholder of that series and for reimbursement of the shareholder for all expense arising from such liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which the series would be unable to meet its obligations.

PRICING OF SHARES

Each class has a share price, called its NAV. The price per share for each class of each Fund is determined each business day (unless otherwise noted) at the close of the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m. Eastern time).

Pricing of shares of the Funds does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

The Funds’ securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUNDS

The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) of the preceding paragraph), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). Further, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If such Fund were ineligible to or otherwise did not cure such failure for any year, or if such Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains (each as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (each as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or November 30 or December 31, if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30, if the Fund makes the election referred to above) generally are treated as arising on January 1 of the following calendar year; in the case of a Fund with a December 31 year end that makes the election described above, no such gains or losses will be so treated. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. See a Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain, and taxed to individuals at reduced rates relative to ordinary income. The IRS and the Department of the Treasury have issued proposed regulations that would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid.

Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks held by the Fund, the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends (a) received by a Fund from domestic corporations. A dividend will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Finally, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (a) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Pursuant to Treasury regulations distributions by a Fundo to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs (as defined below), to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” issued on or before December 31, 2017, on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its Fund shares equal to their proportionate share of the amount of such credits and be allowed a credit against the shareholder’s U.S. federal income tax liability equal to the amount of such deemed distribution. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Tax Implications of Certain Fund Investments

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. In addition, payment-in-kind obligations will give rise to income which is required to be distributed and is taxable even though the Fund holding the obligation receives no interest payment in cash on the obligation during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Fund may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation, (ii) alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation, and (iii) the rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. The IRS and the Department of Treasury have issued proposed regulations providing that this rule does not apply to the accrual of market discount. If this rule were to apply to the accrual of market discount, each Fund would be required to include in income any market discount as it takes the same into account on its financial statements, even if the Fund does not otherwise elect to accrue market discount currently for federal income tax purposes.

If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent the Fund should recognize market discount on a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain Investments in Mortgage Pooling Vehicles. Certain Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a RIC investing in such securities may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate a Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC ’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Instruments. A Fund’s direct or indirect investments in commodities and commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. Income and gains from commodities and certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Foreign Taxation

A Fund’s income, proceeds and gains from sources within foreign countries may be subject to non-U.S. withholding or other taxes, Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding or other foreign taxes, which will reduce the yield on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of a Fund’s taxable year, more than 50% of the assets of the Fund consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund.

A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund is eligible to make such an election for a given year, it may determine not to do so. If a Fund does not qualify for or does not make such election, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund, if any. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund Shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a RIC that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes “excess inclusion income,” then the RIC will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares generally will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ prospectuses for more information.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

Non-U.S. shareholders in a Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code ( “foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation). A RIC is permitted to report such parts of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of withholding rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (a) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (c) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund, would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Each Fund generally does not expect that it will be a QIE.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and –payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order for a foreign shareholder to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute form). Non-U.S. investors in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax laws and any proposed tax law changes.

UNDERWRITER

SSGA FD serves as the Funds’ distributor pursuant to the Distribution Agreement by and between SSGA FD and the Trust. SSGA FD is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of SSGA FD is One Iron Street, Boston, MA 02210.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended December 31, 2020 for the Funds are included in the Funds’ Annual Report (the “Annual Report”), which was filed with the SEC on [    ] on Form N-CSR (SEC Accession No. [    ]) and is incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling [(800) 242-0134].

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

GLOBAL LONG-TERM RATING SCALE

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

GLOBAL SHORT-TERM RATING SCALE

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P GLOBAL RATINGS (“S&P”)

ISSUE CREDIT RATING DEFINITIONS

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

FITCH RATINGS. (“FITCH”)

ISSUER DEFAULT RATINGS

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Near default

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange;

d.

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

a.	an uncured payment default on a bond, loan or other material financial obligation, but

b.	has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c.	has not otherwise ceased operating.

This would include:

i.	the selective payment default on a specific class or currency of debt;

ii.

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.

the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

SHORT-TERM RATINGS ASSIGNED TO ISSUERS AND OBLIGATIONS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings. For corporate finance obligation ratings, they are not appended to rating categories below the ‘CCC’. For all other sectors/obligations, they are not assigned to rating categories below the ‘B’.

APPENDIX B - TRUST’S PROXY VOTING POLICY AND PROCEDURES

SSGA FUNDS

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET INSTITUTIONAL FUNDS

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (THE “COMPANY”)1

PROXY VOTING POLICY AND PROCEDURES

As of September 20, 2017

The Board of Trustees/Directors of the Trust/Company (each series thereof, a “Fund”) have adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust/Company’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust/Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust/Company to SSGA Funds Management, Inc., the Trust/Company’s investment adviser (the “Adviser”), subject to the Trustees/Directors’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to a portfolio security held by the Trust/Company is an asset of the Trust/Company. The Adviser acts as a fiduciary of the Trust/Company and must vote proxies in a manner consistent with the best interest of the Trust/Company and its shareholders.

3.	Proxy Voting Procedures

A. At least annually, the Adviser shall present to the Boards of Trustees/Directors its policies, procedures and other guidelines for voting proxies (“Policy”) and the policy of any Sub- adviser (as defined below) to which proxy voting authority has been delegated (see Section 9 below). In addition, the Adviser shall notify the Trustees/Directors of material changes to its Policy or the policy of any Sub-adviser promptly and not later than the next regular meeting of the Board of Trustees/Directors after such amendment is implemented.

B. At least annually, the Adviser shall present to the Boards of Trustees/Directors its policy for managing conflicts of interests that may arise through the Adviser’s proxy voting activities. In addition, the Adviser shall report any Policy overrides involving portfolio securities held by a Fund to the Trustees/Directors at the next regular meeting of the Board of Trustees/Directors after such override(s) occur.

[1]

Unless otherwise noted, the singular term “Trust/Company” used throughout this document means each of SSGA Funds, State Street Master Funds, State Street Institutional Investment Trust, State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun International Equity Fund, Elfun Trusts, State Street Institutional Funds, and State Street Variable Insurance Series Funds, Inc.

C. At least annually, the Adviser shall inform the Trustees/Director that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust/Company during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees/Directors of the authority to vote proxies relating to portfolio securities of the Trust/Company may be revoked by the Trustees/Directors, in whole or in part, at any time.

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5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust/Company to the Trust/Company or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust/Company’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

6.	Retention and Oversight of Proxy Advisory Firms

A. In considering whether to retain or continue retaining a particular proxy advisory firm, the Adviser will ascertain whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues, act as proxy voting agent as requested, and implement the Policy. In this regard, the Adviser will consider, at least annually, among other things, the adequacy and quality of the proxy advisory firm’s staffing and personnel and the robustness of its policies and procedures regarding its ability to identify and address any conflicts of interest. The Adviser shall, at least annually, report to Boards of Trustees/Directors regarding the results of this review.

B. The Adviser will request quarterly and annual reporting from any proxy advisory firm retained by the Adviser, and hold ad hoc meetings with such proxy advisory firm, in order to determine whether there has been any business changes that might impact the proxy advisory firm’s capacity or competency to provide proxy voting advice or services or changes to the proxy advisory firm’s conflicts policies or procedures. The Adviser will also take reasonable steps to investigate any material factual error, notified to the Adviser by the proxy advisory firm or identified by the Adviser, made by the proxy advisory firm in providing proxy voting services.

7.	Periodic Sampling

The Adviser will periodically sample proxy votes to review whether they complied with the Policy. The Adviser shall, at least annually, report to the Boards of Trustees/Directors regarding the frequency and results of the sampling performed.

8.	Disclosures

A.	The Trust/Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

1. A statement disclosing that information regarding how the Trust/Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust/Company’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust/Company shall include in its annual and semi-annual reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust/Company to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust/Company’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2. A statement disclosing that information regarding how the Trust/Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust/Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

9. Sub-Advisers

For certain Funds, the Adviser may retain investment management firms (“Sub-advisers”) to provide day-to-day investment management services to the Funds pursuant to sub-advisory agreements. It is the policy of the Trust/Company that the Adviser may delegate proxy voting authority with respect to a Fund to a Sub-adviser. Pursuant to such delegation, a Sub-adviser is authorized to vote proxies on behalf of the applicable Fund or Funds for which it serves as sub-adviser, in accordance with the Sub-adviser’s proxy voting policies and procedures.

10.	Review of Policy

The Trustees/Directors shall review this policy to determine its continued sufficiency as necessary from time to time.

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APPENDIX C - ADVISER’S PROXY VOTING PROCEDURES AND GUIDELINES

Insights Asset Stewardship March 2020	Global Proxy Voting and Engagement Principles

State Street Global Advisors, one of the industry’s largest institutional asset managers, is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, State Street Global Advisors has discretionary proxy voting authority over most of its client accounts, and State Street Global Advisors votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in this document.[1]

State Street Global Advisors maintains Proxy Voting and Engagement Guidelines for select markets, including: Australia, the European Union, Japan, New Zealand, North America (Canada and the US), the UK and Ireland, and emerging markets. International markets not covered by our market-specific guidelines are reviewed and voted in a manner that is consistent with our Global Proxy Voting and Engagement Principles; however, State Street Global Advisors also endeavors to show sensitivity to local market practices when voting in these various markets.

State Street Global Advisors’ Approach to Proxy Voting and Issuer Engagement

At State Street Global Advisors, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance guidelines, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights. The underlying goal is to maximize shareholder value.

Our Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another. Similarly, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way for shareholders to exercise their ownership rights. This comprehensive toolkit is an integral part of the overall investment process.

C-1

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. We maximize our voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the vast investment strategies and objectives across State Street Global Advisors, the fiduciary responsibilities of share ownership and voting for which State Street Global Advisors has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value, for the companies held in our clients’ portfolios. We conduct issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways to increase the amount of direct communication board members have with shareholders. Direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns where appropriate.

In conducting our engagements, we also evaluate the various factors that influence the corporate governance framework of a country, including the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights, and the independence of the judiciary. We understand that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country to country. As a result, we engage with issuers, regulators, or a combination of the two depending upon the market. We are also a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer- specific concerns at a company level.

The State Street Global Advisors Asset Stewardship Team may collaborate with members of the Active Fundamental and various other investment teams to engage with companies on corporate governance issues and to address any specific concerns. This facilitates our comprehensive approach to information gathering as it relates to shareholder items that are to be voted upon at upcoming shareholder meetings. We also conduct issuer-specific engagements with companies covering various corporate governance and sustainability related topics outside of proxy season.

The Asset Stewardship Team employs a blend of quantitative and qualitative research, analysis, and data in order to support screens that identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer-specific corporate governance, sustainability concerns, or more broad industry-related trends. We also consider the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, we believe issuer engagement can take many forms and be triggered by numerous circumstances. The following approaches represent how we define engagement methods:

Active We use screening tools designed to capture a mix of company-specific data including governance and sustainability profiles to help us focus our voting and engagement activity. We will actively seek direct dialogue with the board and management of companies that we have identified through our screening processes. Such engagements may lead to further monitoring to ensure that the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for us to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Global Proxy Voting and Engagement Principles
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Reactive Reactive engagement is initiated by the issuers. We routinely discuss specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

We have established an engagement protocol that further describes our approach to issuer engagement.

Measurement Assessing the effectiveness of our issuer engagement process is often difficult. In order to limit the subjectivity of effectiveness measurement, we actively seek issuer feedback and monitor the actions issuers take post-engagement in order to identify tangible changes. Thus, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending upon the relevant facts and circumstances. Engagements can last as briefly as a single meeting or span multiple years.

Depending upon the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or in-person meetings. We believe active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by us as requiring active engagement. An example of such a forum is a shareholder conference call.

Proxy Voting Procedure

Oversight

The Asset Stewardship Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the State Street Global Advisors Global Proxy Review Committee (“PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the State Street Global Advisors Investment Committee (“IC”). The IC reviews and approves amendments to the Guidelines. The PRC reports to the IC, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate our proxy voting process, we retain Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. We utilize ISS’s services in three ways: (1) as our proxy voting agent (providing State Street Global Advisors with vote execution and administration services), (2) for applying the Guidelines, and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The Asset Stewardship Team reviews the Guidelines with ISS on an annual basis or on a case- by-case basis. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

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In other cases, the Asset Stewardship Team will evaluate the proxy solicitation to determine how to vote based upon facts, circumstances consistency with our Principles and accompanying Guidelines.

In some instances, the Asset Stewardship Team may refer significant issues to the PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the PRC, the Asset Stewardship Team will consider whether a material conflict of interest exists between the interests of our client and those of State Street Global Advisors or its affiliates (as explained in greater detail in our Conflict Mitigation Guidelines).

We vote in all markets where it is feasible; however, we may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required, or where various market or issuer certifications are required. We are unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest	See our standalone Conflict Mitigation Guidelines.

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties we perform as a shareholder. We believe that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such we seek to vote director elections in a way that we believe will maximize the long-term value of each portfolio’s holdings.

Principally a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. In order to achieve this fundamental principle, the role of the board is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight, and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of our engagement process, we routinely discuss the importance of these responsibilities with the boards of issuers.

We believe the quality of a board is a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. In voting to elect nominees, we consider many factors. We believe independent directors are crucial to good corporate governance; they help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices, and perform oversight functions necessary to

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protect shareholder interests. We also believe the right mix of skills, independence, diversity, and qualifications among directors provides boards with the knowledge and direct experience to manage risks and operating structures that are often complex and industry-specific.

Accounting and Audit- Related Issues

We believe audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function that provides robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. We believe audit committees should have independent directors as members, and we will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. It is important for the audit committee to appoint external auditors who are independent from management; we expect auditors to provide assurance of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.

Mergers or reorganization of the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, we consider the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, we use our discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We do not support proposals that reduce shareholders’ rights, entrench management, or reduce the likelihood of shareholders’ right to vote on reasonable offers.

Compensation

We consider it the board’s responsibility to identify the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides our analysis of executive compensation; we believe that there should be a direct relationship between executive compensation and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels,

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peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. We may oppose remuneration reports where pay seems misaligned with shareholders’ interests. We may also consider executive compensation practices when re-electing members of the remuneration committee.

We recognize that compensation policies and practices are unique from market to market; often there are significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

Environmental and Social Issues

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

General/Routine

Although we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight and input into management decisions that may affect a company’s value. We support proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Fixed Income Stewardship	The two elements of our fixed income stewardship program are:

Proxy Voting While matters that arise for a vote at bondholder meetings vary by jurisdiction, examples of common proxy voting resolutions at bondholder meetings include:

• Approving amendments to debt covenants and/or terms of issuance

• Authorizing procedural matters, such as filing of required documents/other formalities

• Approving debt restructuring plans

• Abstaining from challenging the bankruptcy trustees

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• Authorizing repurchase of issued debt security

• Approving the placement of unissued debt securities under the control of directors

• Approving spin-off/absorption proposals

Given the nature of the items that arise for vote at bondholder meetings, we take a case-by-case approach to voting bondholder resolutions. Where necessary, we will engage with issuers on voting matters prior to arriving at voting decisions. All voting decisions will be made in the best interest of our clients.

Issuer Engagement We recognize that debt holders have limited leverage with companies on a day-to-day basis. However, we believe that given the size of our holdings in corporate debt, we can meaningfully influence ESG practices of companies through issuer engagement. Our guidelines for engagement with fixed income issuers broadly follow the engagement guidelines for our equity holdings as described above.

Securities on Loan

For funds in which we act as trustee, we may recall securities in instances where we believe that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, we do not receive timely notice, and we are unable to recall the shares on or before the record date. Second, State Street Global Advisors may exercise its discretion and recall shares if it believes that the benefit of voting shares will outweigh the foregone lending income. This determination requires State Street Global Advisors, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given our expertise and vast experience, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.

Endnotes

1   These Global Proxy Voting and Engagement Guidelines are also applicable to State Street Global Advisors Funds Management, Inc. State Street Global Advisors Funds Management, Inc. is an SEC-registered investment adviser. State Street Global Advisors Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor

• Build from breadth

• Invest as stewards

• Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global

Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the

Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960-R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10-20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland

Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID181820-3003736.2.1.GLB.RTL 0320 Exp. Date: 03/31/2021

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Insights
Asset Stewardship March 2020	Managing Conflicts of Interest Arising From State Street Global Advisors’ Proxy Voting and Engagement Activity

State Street Corporation has a comprehensive standalone Conflicts of Interest Policy and other policies that address a range of conflicts of interests identified. In addition, State Street Global Advisors, the asset management business of State Street Corporation, maintains a conflicts register that identifies key conflicts and describes systems in place to mitigate the conflicts. This guidance[1] is designed to act in conjunction with related policies and practices employed by other groups within the organization. Further, they complement those policies and practices by providing specific guidance on managing the conflicts of interests that may arise through State Street Global Advisors’ proxy voting and engagement activities.

Managing Conflicts of Interest Related to Proxy Voting

State Street Global Advisors has policies and procedures designed to prevent undue influence on State Street Global Advisors’ voting activities that may arise from relationships between proxy issuers or companies and State Street Corporation, State Street Global Advisors, State Street Global Advisors affiliates, State Street Global Advisors Funds or State Street Global Advisors Fund affiliates.

Protocols designed to help mitigate potential conflicts of interest include:

•   Providing sole voting discretion to members of State Street Global Advisors’ Asset Stewardship team. Members of the Asset Stewardship team may from time to time discuss views on proxy voting matters, company performance, strategy etc. with other State Street Corporation or State Street Global Advisors employees including portfolio managers, senior executives and relationship managers. However, final voting decisions are made solely by the

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Asset Stewardship team, in a manner that is consistent with the best interests of all clients, taking into account various perspectives on risks and opportunities with a view of maximizing the value of client assets;

• Exercising a singular vote decision for each ballot item regardless of our investment strategy;

•   Prohibiting members of State Street Global Advisors’ Asset Stewardship team from disclosing State Street Global Advisors’ voting decision to any individual not affiliated with the proxy voting process prior to the meeting or date of written consent, as the case may be;

•   Mandatory disclosure by members of the State Street Global Advisors’ Asset Stewardship team, Global Proxy Review Committee (“PRC”) and Investment Committee (“IC”) of any personal conflict of interest (e.g., familial relationship with company management, serves as a director on the board of a listed company) to the Head of the Asset Stewardship team. Members are required to recuse themselves from any engagement or proxy voting activities related to the conflict;

•   In certain instances, client accounts and/or State Street Global Advisors pooled funds, where State Street Global Advisors acts as trustee, may hold shares in State Street Corporation or other State Street Global Advisors affiliated entities, such as mutual funds affiliated with State Street Global Advisors Funds Management, Inc. In general, State Street Global Advisors will outsource any voting decision relating to a shareholder meeting of State Street Corporation or other State Street Global Advisors affiliated entities to independent outside third parties. Delegated third parties exercise vote decisions based upon State Street Global Advisors’ Proxy Voting and Engagement Guidelines (“Guidelines”); and

• Reporting of overrides of Guidelines, if any, to the PRC on a quarterly basis.

In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. In circumstances where a conflict has been identified and either: (i) the matter does not fall clearly within the Guidelines; or (ii) State Street Global Advisors determines that voting in accordance with such guidance is not in the best interests of its clients, the Head of the Asset Stewardship team will determine whether a material relationship exists. If so, the matter is referred to the PRC. The PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the IC for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

Endnotes

1   These Managing Conflicts of Interest Arising From State Street Global Advisors’ Proxy Voting and Engagement Activity Guidelines are also applicable to State Street Global Advisors Funds Management, Inc. State Street Global Advisors Funds Management, Inc. is an SEC-registered investment adviser. State Street Global Advisors Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor • Build from breadth • Invest as stewards • Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global

Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the

Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10 - 20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland

Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

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Exp. Date: 03/31/2021

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Insights
Asset Stewardship March 2020	Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues
Overview

Our primary fiduciary obligation to our clients is to maximize the long-term returns of their investments. It is our view that material environmental and social (sustainability) issues can both create risk as well as generate long-term value in our portfolios. This philosophy provides the foundation for our value-based approach to Asset Stewardship.

We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio.

Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. Engagements are often multi- year exercises. We share our views of key topics and also seek to understand the disclosure and practices of issuers. We leverage our long-term relationship with companies to effect change. Voting on sustainability issues is mainly driven through shareholder proposals. However, we may take voting action against directors even in the absence of shareholder proposals for unaddressed concerns pertaining to sustainability matters.

In this document we provide additional transparency into our approach to engagement and voting on sustainability- related matters.

Our Approach to Assessing Materiality and Relevance of Sustainability Issues

While we believe that sustainability-related factors can expose potential investment risks as well as drive long-term value creation, the materiality of specific sustainability issues varies from industry to industry and company by company. With this in mind, we leverage several distinct frameworks as well as additional resources to inform our views on the materiality of a sustainability issue at a given company including:

• The Sustainability Accounting Standards Board’s (SASB) Industry Standards

• The Task Force on Climate-related Financial Disclosures (TCFD) Framework

• Disclosure expectations in a company’s given regulatory environment

• Market expectations for the sector and industry

• Other existing third party frameworks, such as the CDP (formally the Carbon Disclosure Project) or the Global Reporting Initiative

• Our proprietary R-FactorTM1 score

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We expect companies to disclose information regarding their approach to identifying material sustainability-related risks and the management policies and practices in place to address such issues. We support efforts by companies to demonstrate the ways in which sustainability is incorporated into operations, business activities, and most importantly, long-term business strategy.

Approach to Engagement on Sustainability Issues

State Street Global Advisors holds around 12,000 listed equities across its global portfolios. The success of our engagement process is due to our ability to prioritize and optimally allocate resources. Our approach is driven by:

1 Proprietary Screens

We have developed proprietary in-house sustainability screens to help identify companies for proactive engagement. These screens leverage our proprietary R-FactorTM score to identify sector and industry outliers for engagement and voting on sustainability issues.

2 Thematic Prioritization

As part of our annual stewardship planning process we identify thematic sustainability priorities that will be addressed during most engagement meetings. We develop our priorities based upon several factors, including client feedback, emerging sustainability trends, developing macroeconomic conditions, and evolving regulations. These engagements not only inform our voting decisions but also allow us to monitor improvement over time and to contribute to our evolving perspectives on priority areas. Insights from these engagements are shared with clients through our publicly available Annual Stewardship Report.

Voting on Sustainability Proposals

Historically, shareholder proposals addressing sustainability-related topics have been most common in the US and Japanese markets. However, we have observed such proposals being filed in additional markets, including Australia, the UK, and continental Europe.

Agnostic of market, sustainability-related shareholder proposals address diverse topics and typically ask companies to either improve sustainability-related disclosure or enhance their practices. Common topics for sustainability-related shareholder proposals include:

• Climate-related issues

• Sustainable practices

• Gender equity

• Campaign contributions and lobbying

• Labor and human rights

• Animal welfare

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We take a case-by-case approach to voting on shareholder proposals related to sustainability topics and consider the following when reaching a final vote decision:

• The materiality of the sustainability topic in the proposal to the company’s business and sector (see “Our Approach to Assessing Materiality and Relevance of Sustainability Issues” above)

• The content and intent of the proposal

• Whether the adoption of such a proposal would promote long-term shareholder value in the context of the company’s disclosure and practices

• The level of board involvement in the oversight of the company’s sustainability practices

• Quality of engagement and responsiveness to our feedback

• Binding nature of proposal or prescriptiveness of proposal

Vote Options for Sustainability- Related Proposals	• State Street Global Advisors votes For (support for proposal) if the issue is material and the company has poor disclosure and/or practices relative to our expectations.

• State Street Global Advisors votes Abstain (some reservations) if the issue is material and the company’s disclosure and/or practices could be improved relative to our expectations.

• State Street Global Advisors votes Against (no support for proposal) if the issue is non- material and/or the company’s disclosure and/or practices meet our expectations.

Endnotes

1   State Street Global Advisors’ proprietary scoring model, which aligns with SASB’s Sustainability Accounting Standards, and measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues
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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor

• Build from breadth

• Invest as stewards

• Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates.

Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered

offi Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612

9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch offi of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global Advisors

Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th fl ), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971

(0)4-4372800. F: +971 (0)4-4372818. France:

State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose offi is at Immeuble Défense Plaza, 23-25 rue Delarivière- Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92.

Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich.

Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”).

Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400.

F: +49 (0)89-55878-440. Hong Kong: State

Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Registered offi address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A.

2535585 and VAT number 10495250960 and whose offi is at Via Ferrante Aporti, 10 - 20125 Milano, Italy. T: +39 02 32066 100. F: +39 02

32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th fl Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch offi of State Street Global Advisors Ireland Limited, registered in

Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501.

Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE- 105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No.

5776591 81. Registered offi 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved. ID179700-3002028.1.1.GBL

.RTL 0320

Exp. Date: 03/31/2021

Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues
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Insights Asset Stewardship March 2020	Proxy Voting and Engagement Guidelines: Australia and New Zealand

State Street Global Advisors’ Australia and New Zealand Proxy Voting and Engagement Guidelines[1] outline our expectations of companies listed on stock exchanges in Australia and New Zealand. These Guidelines complement and should be read in conjunction with State Street Global Advisors’ Global Proxy Voting and Engagement Principles, which provide a detailed explanation of our approach to voting and engaging with companies and State Street Global Advisors’ Conflict Mitigation Guidelines.

State Street Global Advisors’ Australia and New Zealand Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social, and other governance related issues.

When voting and engaging with companies in global markets, we consider market specific nuances in the manner that we believe will best protect and promote the long-term economic value of client investments. We expect companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines, and corporate governance codes. We may hold companies in such markets to our global standards when we feel that a country’s regulatory requirements do not address some of the key philosophical principles that we believe are fundamental to our global voting guidelines.

In our analysis and research into corporate governance issues in Australia and New Zealand, we expect all companies at a minimum to comply with the ASX Corporate Governance Principles and proactively monitor companies’ adherence to the principles. Consistent with the ‘comply or explain’ expectations established by the Principles, we encourage companies to proactively disclose their level of compliance with the Principles. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, we may vote against the independent board leader.

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State Street Global Advisors’ Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting, and environmental and social issues. We have established robust corporate governance principles and practices that are backed with extensive analytical expertise in order to understand the complexities of the corporate governance landscape. We engage with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of State Street Global Advisors’ Active Fundamental and Asia-Pacific (“APAC”) investment teams, collaborating on issuer engagement and providing input on company specific fundamentals. We are also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

State Street Global Advisors is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”). We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices where applicable and consistent with our fiduciary duty.

Directors and Boards

Principally we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

State Street Global Advisors believes that a well constituted board of directors with a good balance of skills, expertise, and independence provides the foundations for a well governed company. We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We vote for the election/re-election of directors on a case-by-case basis after considering various factors including board quality, general market practice, and availability of information on director skills and expertise. In principle, we believe independent directors are crucial to corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. We expect boards of ASX 300 and New Zealand listed companies to be comprised of at least a majority of independent directors. At all other Australian listed companies, we expect boards to be comprised of at least one-third independent directors.

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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Our broad criteria for director independence in Australia and New Zealand include factors such as:

• Participation in related-party transactions and other business relations with the company

• Employment history with company

• Relations with controlling shareholders

• Family ties with any of the company’s advisers, directors, or senior employees

When voting on the election or re-election of a director, we also consider the number of outside board directorships that a non-executive and an executive may undertake. Thus, we may withhold votes from board chairs and lead independent directors who sit on more than three public company boards, and from non-executive directors who hold more than four public company board mandates. We may also take voting action against named executive officers who undertake more than two public board memberships. We also consider attendance at board meetings and may withhold votes from directors who attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold. In addition, we monitor other factors that may influence the independence of a non-executive director, such as performance-related pay, cross-directorships, significant shareholdings, and tenure. We support the annual election of directors and encourages Australian and New Zealand companies to adopt this practice.

While we are generally supportive of having the roles of chairman and CEO separated in the Australian and New Zealand markets, we assess the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as company-specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, we will monitor for circumstances in which a combined chairman/CEO is appointed or where a former CEO becomes chairman.

We may also consider board performance and directors who appear to be remiss in the performance of their oversight responsibilities when analyzing their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

We believe companies should have committees for audit, remuneration, and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence, and their effectiveness and resource levels. ASX Corporate Governance Principles requires listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. We hold Australian and New Zealand companies to our global standards for developed financial markets by requiring that all members of the audit committee be independent directors.

In our analysis of boards, we consider whether board members have adequate skills to provide effective oversight of corporate strategy, operations, and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues, such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and reviewing the balance of skills, knowledge, and experience of the board. It also ensures that adequate succession plans are in place for directors and the CEO. We may vote against the re-election of members of the nomination committee if the board has failed to address concerns over board structure or succession.

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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Further, we expect boards of ASX 300 listed companies to have at least one female board member. If a company fails to meet this expectation, State Street Global Advisors may vote against the Chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary. Additionally, if a company fails to meet this expectation for four consecutive years, State Street Global Advisors may vote against all incumbent members of the nominating committee.

Executive pay is another important aspect of corporate governance. We believe that executive pay should be determined by the board of directors. We expect companies to have in place remuneration committees to provide independent oversight over executive pay. ASX Corporate Governance Principles requires listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a non-binding vote on pay with a two-strike rule requiring a board spill vote in the event of a second strike, we believe that the vote provides investors a mechanism to address concerns they may have on the quality of oversight provided by the board on remuneration issues. Accordingly our voting guidelines accommodate local market practice.

State Street Global Advisors may take voting action against board members at companies on the ASX 100 that are laggards based on their R-FactorTM scores[2] and cannot articulate how they plan to improve their score.

Indemnification and Limitations on Liability

Generally, State Street Global Advisors supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Audit-Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.

Appointment of External Auditors

State Street Global Advisors believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision. Shareholders should be given the opportunity to vote on their appointment or to re-appoint at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures. We will generally not support resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, we may vote against members of the audit committee if we have concerns with audit-related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, we may consider auditor tenure when evaluating the audit process.

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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Shareholder Rights and Capital- Related Issues Share Issuances
Share Issuances

The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the returns and to ensure capital is deployed efficiently. State Street Global Advisors supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares without pre-emption rights, we may vote against if such authorities are greater than 20% of the issued share capital. We may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for specific purpose.

Share Repurchase Programs

We generally support proposals to repurchase shares, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the timeframe for the repurchase. We may vote against share repurchase requests that allow share repurchases during a takeover period.

Dividends

We generally support dividend payouts that constitute 30% or more of net income. We may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation. We may also vote against if the payout is excessive given the company’s financial position. Particular attention will be warranted when the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganization of the company structure often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation. Proposals that are in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as financially sound or are thought to be destructive to shareholders’ rights are not supported. We will generally support transactions that maximize shareholder value. Some of the considerations include:

•   Offer premium

•   Strategic rationale

•   Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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•   Offers made at a premium and where there are no other higher bidders

•   Offers in which the secondary market price is substantially lower than the net asset value

We may vote against a transaction considering the following:

•   Offers with potentially damaging consequences for minority shareholders because of illiquid stock

•   Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

•   The current market price of the security exceeds the bid price at the time of voting

Anti-Takeover Measures	We oppose anti-takeover defenses, such as authorities for the board to issue warrants convertible into shares to existing shareholders during a hostile takeover.
Remuneration

Executive Pay

There is a simple underlying philosophy that guides State Street Global Advisors’ analysis of executive pay; there should be a direct relationship between remuneration and company performance over the long term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider various factors, such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. State Street Global Advisors may oppose remuneration reports in which there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. We may also vote against the re-election of members of the remuneration committee if we have serious concerns about remuneration practices and if the company has not been responsive to shareholder pressure to review its approach.

Equity Incentive Plans

We may not support proposals on equity-based incentive plans where insufficient information is provided on matters, such as grant limits, performance metrics, performance, and vesting periods and overall dilution. Generally, we do not support options under such plans being issued at a discount to market price nor plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities that seek shareholder approval for non-executive directors’ fees generally are not controversial. We generally support resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether the fees are excessive relative to fees paid by other comparable companies. We will evaluate any non-cash or performance-related pay to non-executive directors on a company-by-company basis.

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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Risk Management

State Street Global Advisors believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We allow boards to have discretion over the ways in which they provide oversight in this area. However, we expect companies to disclose ways in which the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks that evolve in tandem with the political and economic landscape or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.
Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

2   R-FactorTM is a scoring system created by SSGA that measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:
• Start with rigor • Build from breadth • Invest as stewards • Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global

Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the	Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960-R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10-20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland

Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID178858-3001282.1.1.GBL.RTL 0320

Exp. Date: 03/31/2021

Proxy Voting and Engagement Guidelines: Australia and New Zealand
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Insights
Asset Stewardship March 2020	Proxy Voting and Engagement Guidelines: Europe
State Street Global Advisors’ European Proxy Voting and Engagement Guidelines[1] cover different corporate governance frameworks and practices in European markets, excluding the United Kingdom and Ireland. These guidelines complement and should be read in conjunction with State Street Global Advisors’ Global Proxy Voting and Engagement Principles, which provide a detailed explanation of our approach to voting and engaging with companies, and State Street Global Advisors’ Conflict Mitigation Guidelines.

State Street Global Advisors’ Proxy Voting and Engagement Guidelines in European markets address areas such as board structure, audit-related issues, capital structure, remuneration, as well as environmental, social and other governance-related issues.

When voting and engaging with companies in European markets, we consider market-specific nuances in the manner that we believe will most likely protect and promote the long-term financial value of client investments. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes. We may hold companies in some markets to our global standards when we feel that a country’s regulatory requirements do not address some of the key philosophical principles that we believe are fundamental to our global voting guidelines.

In our analysis and research into corporate governance issues in European companies, we also consider guidance issued by the European Commission and country-specific governance codes. We proactively monitor companies’ adherence to applicable guidance and requirements. Consistent with the diverse ”comply-or-explain” expectations established by guidance and codes, we encourage companies to proactively disclose their level of compliance with applicable provisions and requirements. In cases of non-compliance, when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, we may vote against the independent board leader.

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State Street Global Advisors’ Proxy Voting and Engagement Philosophy

Corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting, and environmental and social issues. We have established robust corporate governance principles and practices that are backed with extensive analytical expertise in order to understand the complexities of the corporate governance landscape. We engage with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social, and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of State Street Global Advisors’ Active Fundamental and Europe, Middle East and Africa (“EMEA”) investment teams, collaborating on issuer engagement and providing input on company-specific fundamentals.

State Street Global Advisors is a signatory to the United Nations Principles for Responsible Investment (“UNPRI”). We are committed to sustainable investing; thus, we are working to further integrate ESG principles into investment and corporate governance practices where applicable and consistent with our fiduciary duty.

Directors and Boards	Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value, and to protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management, to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We believe that a well constituted board of directors, with a balance of skills, expertise and independence, provides the foundations for a well governed company. We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We vote for the election/re-election of directors on a case-by-case basis after considering various factors, including board quality, general market practice, and availability of information on director skills and expertise.

In principle, we believe independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Our broad criteria for director independence in European companies include factors such as:

• Participation in related–party transactions and other business relations with the company

• Employment history with the company

• Relations with controlling shareholders

• Family ties with any of the company’s advisers, directors or senior employees

• Serving as an employee or government representative and

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• Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively

• Company classification of a director as non-independent

While overall board independence requirements and board structures differ from market to market, we consider voting against directors we deem non-independent if overall board independence is below one-third or if overall independence level is below 50% after excluding employee representatives and/or directors elected in accordance with local laws who are not elected by shareholders. We may withhold support for a proposal to discharge the board if a company fails to meet adequate governance standards or board level independence.

We also assess the division of responsibilities between chair and CEO on a case-by-case basis, giving consideration to factors such as overall level of independence on the board and general corporate governance standards in the company. However, we may take voting action against the chair or members of the nominating committee at the STOXX Europe 600 companies that have combined the roles of chair and CEO and have not appointed an independent deputy chair or a lead independent director.

When voting on the election or re-election of a director, we also consider the number of outside board directorships a non-executive and an executive may undertake. Thus, we may withhold votes from board chairs and lead independent directors who sit on more than three public company boards, and from non-executive directors who hold more than four public company board mandates. We may also take voting action against named executive officers who undertake more than two public board memberships.

We also consider attendance at board meetings and may withhold votes from directors who attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold .. In addition, we monitor other factors that may influence the independence of a non-executive director, such as performance-related pay, cross-directorships and significant shareholdings. Moreover, we may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Further, we expect boards of STOXX Europe 600 listed companies to have at least one female board member. If a company fails to meet this expectation, State Street Global Advisors may vote against the Chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary.

Although we generally are in favour of the annual election of directors, we recognise that director terms vary considerably in different European markets. We may vote against article/bylaw changes that seek to extend director terms. In addition, we may vote against directors if their terms extend beyond four years in certain markets.

We believe companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence, and assessing effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors. We expect companies to have remuneration committees to provide independent oversight of executive pay. We may vote against nominees who are executive members of audit or remuneration committees.

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In our analysis of boards, we consider whether board members have adequate skills to provide effective oversight of corporate strategy, operations, and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, we may vote against the entire slate.

We may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities (e.g. fraud, criminal wrongdoing and/or breach of fiduciary responsibilities).

State Street Global Advisors may take voting action against board members at companies on the DAX 30 and CAC 40 that are laggards based on their R-FactorTM scores[2] and cannot articulate how they plan to improve their score.

Indemnification and Limitations on Liability	Generally, we support proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law if a director has not acted in bad faith, with gross negligence, or with reckless disregard of the duties involved in the conduct of his or her office.

Audit-Related Issues	Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting up an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors	We believe that a company’s auditor is an essential feature of an effective and transparent system of external supervision. Shareholders should be given the opportunity to vote on their appointment or re-appoint them at the annual meeting. When appointing external auditors and approving audit fees, we consider the level of detail in company disclosures; we will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, we may vote against members of the audit committee if we have concerns with audit-related issues or if the level of non-audit fees to audit fees is significant. We may consider auditor tenure when evaluating the audit process in certain circumstances.

Limit Legal Liability of External Auditors	We generally oppose limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital-Related Issues	In some European markets, differential voting rights continue to exist. State Street Global Advisors supports the one-share, one-vote policy and favors a share structure where all shares have equal voting rights. We believe pre-emption rights should be introduced for shareholders in order to provide adequate protection from excessive dilution from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

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Unequal Voting Rights

We generally oppose proposals authorizing the creation of new classes of common stock with superior voting rights. We will generally oppose the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. In addition, we will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. We support proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital	The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor returns and to ensure capital is deployed efficiently. We support capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst disapplying pre-emption rights, we may vote against if such authorities are greater than 20% of the issued share capital. We may also vote against resolutions that seek authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we oppose capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs	We typically support proposals to repurchase shares; however, there are exceptions in some cases. We do not support repurchases if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, the range of premium/ discount to market price at which the company can repurchase shares, and the timeframe for the repurchase. We may vote against share repurchase requests that allow share repurchases during a takeover period.

Dividends	We generally support dividend payouts that constitute 30% or more of net income. We may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation or the payout is excessive given the company’s financial position. Particular attention will be paid to cases in which the payment may damage the company’s long-term financial health.

Related-Party Transactions	Some companies in European markets have a controlled ownership structure and complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to provide details of the transaction, such as the nature, the value and the purpose of such a transaction. We also encourage independent directors to ratify such transactions. Further, we encourage companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

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Mergers and Acquisitions

Mergers or restructurings often involve proposals relating to reincorporation, restructurings, mergers, liquidation and other major changes to the corporation. Proposals will be supported if they are in the best interest of the shareholders, which is demonstrated by enhancing share value or improving the effectiveness of the company’s operations. In general, provisions that are not viewed as financially sound or are thought to be destructive to shareholders’ rights are not supported.

We will generally support transactions that maximize shareholder value. Some of the considerations include:

• Offer premium

• Strategic rationale

• Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest

• Offers made at a premium and where there are no other higher bidders

• Offers in which the secondary market price is substantially lower than the net asset value

We may vote against a transaction considering the following:

• Offers with potentially damaging consequences for minority shareholders because of illiquid stock

• Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

• The current market price of the security exceeds the bid price at the time of voting.

Anti–Takeover Measures	European markets have diverse regulations concerning the use of share issuances as takeover defenses, with legal restrictions lacking in some markets. We support the one-share, one-vote policy. For example, dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. We oppose unlimited share issuance authorizations because they can be used as anti-takeover devices. They have the potential for substantial voting and earnings dilution. We also monitor the duration of time for authorities to issue shares, as well as whether there are restrictions and caps on multiple issuance authorities during the specified time periods. We oppose antitakeover defenses, such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

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Remuneration

Executive Pay	Despite the differences among the various types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive pay: there should be a direct relationship between remuneration and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, corporate strategy and performance. We may oppose remuneration reports where pay seems misaligned with shareholders’ interests. We may also vote against the re-election of members of the remuneration committee if we have serious concerns about remuneration practices and if the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans	We may not support proposals regarding equity-based incentive plans where insufficient information is provided on matters, including grant limits, performance metrics, performance and vesting periods, and overall dilution. Generally, we do not support options under such plans being issued at a discount to market price or plans that allow for retesting of performance metrics.

Non–Executive Director Pay	In European markets, proposals seeking shareholder approval for non-executive directors’ fees are generally not controversial. We typically support resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether the fees are excessive relative to fees paid by comparable companies. We will evaluate any non-cash or performance-related pay to non-executive directors on a company-by-company basis.

Risk Management	We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We allow boards discretion regarding the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight on its risk management system and risk identification. Boards should also review existing and emerging risks, as they can change with a changing political and economic landscape or as companies diversify or expand their operations into new areas.

Environmental and Social Issues	As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

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For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.

Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

2   R-FactorTM is a scoring system created by SSGA that measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor

• Build from breadth

• Invest as stewards

• Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240- 7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global Advisors Limited,

DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4- 4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière- Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10 - 20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland Limited, registered in Ireland with company number

145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID178878-3001282.1.1 0320

Exp. Date: 03/31/2021

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Insights
Asset Stewardship	Proxy Voting and Engagement Guidelines: Japan
March 2020

State Street Global Advisors’ Japan Proxy Voting and Engagement Guidelines[1] outline our expectations of companies listed on stock exchanges in Japan. These Guidelines complement and should be read in conjunction with State Street Global Advisors’ overarching Global Proxy Voting and Engagement Guidelines, which provide a detailed explanation of our approach to voting and engaging with companies and State Street Global Advisors’ Conflict Mitigation Guidelines.

State Street Global Advisors’ Proxy Voting and Engagement Guidelines in Japan address areas including: board structure, audit related issues, capital structure, remuneration, environmental, social, and other governance-related issues.

When voting and engaging with companies in Japan, State Street Global Advisors takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, State Street Global Advisors expects Japanese companies to address conflicts of interest and risk management and to demonstrate an effective process for monitoring management. In our analysis and research regarding corporate governance issues in Japan, we expect all companies at a minimum to comply with Japan’s Corporate Governance Principles and proactively monitor companies’ adherence to the principles. Consistent with the ‘comply or explain’ expectations established by the Principles, we encourage companies to proactively disclose their level of compliance with the Principles. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, we may vote against the board leader.

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State Street Global Advisors’ Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting, and environmental and social issues. We have established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. We engage with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social, and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of State Street Global Advisors’ Active Fundamental and Asia-Pacific (“APAC”) Investment Teams; the teams collaborate on issuer engagement and provide input on company specific fundamentals. We are also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

State Street Global Advisors is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with Japan’s Stewardship Code and Corporate Governance Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices where applicable and consistent with our fiduciary duty.

Directors and Boards

Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

State Street Global Advisors believes that a well constituted board of directors with a balance of skills, expertise, and independence, provides the foundation for a well governed company. We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We vote for the election/re-election of directors on a case-by-case basis after considering various factors, including board quality, general market practice, and availability of information on director skills and expertise. In principle, we believe independent directors are crucial to robust corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions that are necessary to protect shareholder interests.

Further we expect boards of TOPIX 500 listed companies to have at least one female board member. If a company fails to meet this expectation, State Street Global Advisors may vote against the Chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary.

Japanese companies have the option of having a traditional board of directors with statutory auditors, a board with a committee structure, or a hybrid board with a board level audit committee. We will generally support companies that seek shareholder approval to adopt a committee or hybrid board structure.

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Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role, as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

State Street Global Advisors will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on our criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong doing, and breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors; however, we believe there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•   We believe that boards of TOPIX 500 companies should have at least three independent directors or be at least one-third independent, whichever requires fewer independent directors. Otherwise, we may oppose the board leader who is responsible for the director nomination process.

• For controlled, non-TOPIX 500 companies with a statutory auditor structure or hybrid structure, we may oppose the board leader if the board does not have at least two independent directors.

•   For non-controlled, non-TOPIX 500 companies with a statutory auditor structure or hybrid structure, State Street Global Advisors may oppose the board leader, if the board does not have at least two outside directors.

For companies with a committee structure or a hybrid board structure, we also take into consideration the overall independence level of the committees. In determining director independence, we consider the following factors:

• Participation in related-party transactions and other business relations with the company

• Past employment with the company

• Professional services provided to the company

• Family ties with the company

Regardless of board structure, we may oppose the election of a director for the following reasons:

• Failure to attend board meetings

• In instances of egregious actions related to a director’s service on the board

State Street Global Advisors may take voting action against board members at companies on the TOPIX 100 that are laggards based on their R-FactorTM scores[2] and cannot articulate how they plan to improve their score.

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Indemnification and Limitations on Liability

Generally, State Street Global Advisors supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. We believe limitations and indemnification are necessary to attract and retain qualified directors.

Audit-Related Items

State Street Global Advisors believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision. Shareholders should have the opportunity to vote on the appointment of the auditor at the annual meeting.

Ratifying External Auditors

We generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limiting Legal Liability of External Auditors	We generally oppose limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.
Capital Structure, Reorganization, and Mergers

State Street Global Advisors supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. We support proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

We believe pre-emption rights should be introduced for shareholders. This can provide adequate protection from excessive dilution due to the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

We generally oppose proposals authorizing the creation of new classes of common stock with superior voting rights. We will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, we will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, we will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

We generally support increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, we may oppose the request if the increase in authorized capital exceeds 100% of the currently authorized capital. Where share issuance requests exceed our standard threshold, we will consider the nature of the specific need, such as mergers, acquisitions and stock splits.

Dividends

We generally support dividend payouts that constitute 30% or more of net income. We may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

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Share Repurchase Programs

Companies are allowed under Japan Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. We will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. We believe the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

We generally support proposals to repurchase shares, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the timeframe for the repurchase. We may vote against share repurchase requests that allow share repurchases during a takeover period.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. We will support proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations. In general, provisions that are deemed to be destructive to shareholders’ rights or financially detrimental are not supported.

We evaluate mergers and structural reorganizations on a case-by-case basis. We will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

• Offer premium

• Strategic rationale

• Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest

• Offers made at a premium and where there are no other higher bidders

• Offers in which the secondary market price is substantially lower than the net asset value

We may vote against a transaction considering the following:

• Offers with potentially damaging consequences for minority shareholders because of illiquid stock

• Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

• Offers in which the current market price of the security exceeds the bid price at the time of voting

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Shareholder Rights Plans

In evaluating the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”), we consider the following conditions: (i) release of proxy circular with details of the proposal with adequate notice in advance of meeting, (ii) minimum trigger of over 20%, (iii) maximum term of three years, (iv) sufficient number of independent directors, (v) presence of an independent committee, (vi) annual election of directors, and (vii) lack of protective or entrenchment features. Additionally, we consider the length of time that a shareholder rights plan has been in effect.

In evaluating an amendment to a shareholder rights plan (“poison pill”), in addition to the conditions above, we will also evaluate and consider supporting proposals where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers.

Anti-Takeover Measures

In general, State Street Global Advisors believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment. It may also discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Compensation

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. State Street Global Advisors, where possible, seeks to encourage the use of performance-based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

Adjustments to Aggregate Compensation Ceiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted, and management provides the rationale for the ceiling increase. We will generally support proposed increases to the ceiling if the company discloses the rationale for the increase. We may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, we believe that existing shareholder approval of the bonus should be considered best practice. As a result, we support management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

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Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based upon board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, we support these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Stock Plans

Most option plans in Japan are conservative, particularly at large companies. Japanese corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, we cannot calculate the dilution level and, therefore, we may oppose such plans for poor disclosure. We also oppose plans that allow for the repricing of the exercise price.

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. We evaluate deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

Environmental and Social Issues

•   As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

•   For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

Miscellaneous/Routine Items
Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, State Street Global Advisors views proposals that expand and diversify the company’s business activities as routine and non-contentious. We will monitor instances in which there has been an inappropriate acquisition and diversification away from the company’s main area of competence that resulted in a decrease of shareholder value.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.

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Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

2   R-FactorTM is a scoring system created by SSGA that measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor • Build from breadth • Invest as stewards • Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global Advisors Limited,

DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4- 4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière - Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10 - 20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345), Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland Limited, registered in Ireland with company number

145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)4424570 00. F: +41 (0)442457016. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 02033956000. F: 02033956350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210 -1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID178876-3001933.1.1.GBL.RTL 0320

Exp. Date: 03/31/2021

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Insights
Asset Allocation March 2020	Proxy Voting and Engagement Guidelines: North America

State Street Global Advisors’ North America Proxy Voting and Engagement Guidelines[1] outline our expectations of companies listed on stock exchanges in the US and Canada. These Guidelines complement and should be read in conjunction with State Street Global Advisors’ Global Proxy Voting and Engagement Principles, which provide a detailed explanation of our approach to voting and engaging with companies, and State Street Global Advisors’ Conflict Mitigation Guidance.

State Street Global Advisors’ North America Proxy Voting and Engagement Guidelines address areas, including board structure, director tenure, audit related issues, capital structure, executive compensation, as well as environmental, social, and other governance-related issues of companies listed on stock exchanges in the US and Canada (“North America”).

When voting and engaging with companies in global markets, we consider market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that we believe are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research about corporate governance issues in North America, we expect all companies to act in a transparent manner and to provide detailed disclosure on board profiles, related-party transactions, executive compensation, and other governance issues that impact shareholders’ long-term interests. Further, as a founding member of the Investor Stewardship Group (“ISG”), we proactively monitor companies’ adherence to the Corporate Governance Principles for US listed companies. Consistent with the “comply-or-explain” expectations established by the principles, we encourage companies to proactively disclose their level of compliance with the principles. In instances of non-compliance when companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, we may vote against the independent board leader.

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State Street Global Advisors’ Proxy Voting and Engagement Philosophy

Corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting, and environmental and social issues. We have established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. We engage with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social, and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of State Street Global Advisors’ Active Fundamental and various other investment teams, collaborating on issuer engagements and providing input on company specific fundamentals. We are also a member of various investor associations that seek to address broader corporate governance related policy issues in North America.

State Street Global Advisors is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the US Investor Stewardship Group Principles.

We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy and overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

State Street Global Advisors believes that a well constituted board of directors, with a balance of skills, expertise, and independence, provides the foundations for a well governed company. We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We vote for the election/re-election of directors on a case-by-case basis after considering various factors, including board quality, general market practice, and availability of information on director skills and expertise. In principle, we believe independent directors are crucial to robust corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Director related proposals include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding the director nominee to support, we consider numerous factors.

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Director Elections

Our director election guideline focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors we consider when evaluating governance practices include, but are not limited to the following:

• Shareholder rights

• Board independence

• Board structure

If a company demonstrates appropriate governance practices, we believe a director should be classified as independent based upon the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, we will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice and serves on a key committee of the board (compensation, audit, nominating, or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, State Street Global Advisors believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based upon the following classification standards:

• Is the nominee an employee of or related to an employee of the issuer or its auditor?

• Does the nominee provide professional services to the issuer?

• Has the nominee attended an appropriate number of board meetings?

• Has the nominee received non-board related compensation from the issuer?

In the US market where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, we will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, we may withhold votes from directors based on the following:

•   Overall average board tenure is excessive. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures

• Directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold

• NEOs of a public company who sit on more than two public company boards

• Board chairs or lead independent directors who sit on more than three public company boards

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•	• Director nominees who sit on more than four public company boards

• Directors of companies that have not been responsive to a shareholder proposal that received a majority shareholder support at the last annual or special meeting.

• Consideration can be warranted if management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s)

•   Directors of companies have unilaterally adopted/amended company bylaws that negatively impact our shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) without putting such amendments to a shareholder vote

• Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period

• Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors

• Directors who appear to have been remiss in their duties

Further, we expect boards of Russell 3000 and TSX listed companies to have at least one female board member. If a company fails to meet this expectation, State Street Global Advisors may vote against the Chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary. Additionally, for Russell 3000 listed companies, if a company fails to meet this expectation for four consecutive years, State Street Global Advisors may vote against all incumbent members of the nominating committee.

State Street Global Advisors may take voting action against board members at companies on the S&P 500 that are laggards based on their R-FactorTM scores[2] and cannot articulate how they plan to improve their score.

Director Related Proposals	We generally vote for the following director related proposals:

• Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud, or other indications of significant concern

• Proposals to restore shareholders’ ability in order to remove directors with or without cause

• Proposals that permit shareholders to elect directors to fill board vacancies

• Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid

We generally vote against the following director related proposals:

• Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

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• Proposals that relate to the “transaction of other business as properly comes before the meeting,” which extend “blank check” powers to those acting as proxy

• Proposals requiring two candidates per board seat

Majority Voting	We will generally support a majority vote standard based on votes cast for the election of directors.

We will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or to repeal certain provisions.

Annual Elections

We generally support the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.

Cumulative Voting	We do not support cumulative voting structures for the election of directors.

Separation Chair/CEO

We analyze proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including the appointment of and role played by a lead director, a company’s performance, and the overall governance structure of the company.

However, we may take voting action against the chair or members of the nominating committee at S&P 500 companies that have combined the roles of chair and CEO and have not appointed a lead independent director.

Proxy Access

In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We will consider proposals relating to proxy access on a case-by- case basis. We will support shareholder proposals that set parameters to empower long-term shareholders while providing management the flexibility to design a process that is appropriate for the company’s circumstances.

We will review the terms of all other proposals and will support those proposals that have been introduced in the spirit of enhancing shareholder rights.

Considerations include the following:

• The ownership thresholds and holding duration proposed in the resolution

• The binding nature of the proposal

• The number of directors that shareholders may be able to nominate each year

• Company governance structure

• Shareholder rights

• Board performance

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Age/Term Limits

Generally, we will vote against age and term limits unless the company is found to have poor board refreshment and director succession practices, and has a preponderance of non- executive directors with excessively long tenures serving on the board.

Approve Remuneration of Directors

Generally, we will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, we support proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards	We generally support annual elections for the board of directors.

Confidential Voting	We will support confidential voting.

Board Size

We will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Audit-Related Issues

Ratifying Auditors and Approving Auditor Compensation

We support the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. We deem audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. We will also support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

We will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.[3]

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Capital-Related Issues	Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company.

The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, we support requests that are not unreasonably dilutive or enhance the rights of common shareholders. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares	In general, we support share increases for general corporate purposes up to 100% of current authorized stock.

We support increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US and Canadian firms.

When applying the thresholds, we will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares	We vote on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, we will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, we will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights

We will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, we will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, we will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Mergers and Acquisitions	Mergers or the reorganization of the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

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We will generally support transactions that maximize shareholder value. Some of the considerations include the following:

• Offer premium

• Strategic rationale

• Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

• Offers made at a premium and where there are no other higher bidders

• Offers in which the secondary market price is substantially lower than the net asset value We may vote against a transaction considering the following:

• Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

• Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

• The current market price of the security exceeds the bid price at the time of voting

Anti–Takeover Issues

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or to delete a provision that is deemed to have an anti-takeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans	US We will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, we will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

We will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” nor similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

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Canada We analyze proposals for shareholder approval of a shareholder rights plan (“poison pill”) on a case-by-case basis taking into consideration numerous factors, including but not limited to, whether it conforms to ‘new generation’ rights plans and the scope of the plan.

Special Meetings	We will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:

• The company also does not allow shareholders to act by written consent

• The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares

We will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

The current ownership threshold to call for a special meeting is above 25% of outstanding shares. We will vote for management proposals related to special meetings.

Written Consent	We will vote for shareholder proposals on written consent at companies if:

• The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting

• The company allows shareholders the right to call for a special meeting, but the current ownership threshold to call for a special meeting is above 25% of outstanding shares

• The company has a poor governance profile

We will vote management proposals on written consent on a case-by-case basis.

Super–Majority

We will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. We will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

Remuneration Issues

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, the terms of the plan should be designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans that benefit participants only when the shareholders also benefit are those most likely to be supported.

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Advisory Vote on Executive Compensation and Frequency

State Street Global Advisors believes executive compensation plays a critical role in aligning executives’ interest with shareholders’, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. We support management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. We seek adequate disclosure of various compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy, and performance.

Further shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

In Canada, where advisory votes on executive compensation are not commonplace, we will rely primarily upon engagement to evaluate compensation plans.

Employee Equity Award Plans

We consider numerous criteria when examining equity award proposals. Generally we do not vote against plans for lack of performance or vesting criteria. Rather the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, such as the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than five to eight percent are generally not supported.

Repricing We will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

• Number of participants or eligible employees

• The variety of awards possible

• The period of time covered by the plan

There are numerous factors that we view as negative. If combined they may result in a vote against a proposal. Factors include:

• Grants to individuals or very small groups of participants

• “Gun-jumping” grants which anticipate shareholder approval of a plan or amendment

• The power of the board to exchange “underwater” options without shareholder approval. This pertains to the ability of a company to reprice options, not the actual act of repricing described above

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• Below market rate loans to officers to exercise their options

• The ability to grant options at less than fair market value;

• Acceleration of vesting automatically upon a change in control

• Excessive compensation (i.e. compensation plans which we deem to be overly dilutive)

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies will not have any such repurchase plan factored into the dilution calculation if they do not (i) clearly state the intentions of any proposed share buy-back plan, (ii) disclose a definitive number of the shares to be bought back, (iii) specify the range of premium/discount to market price at which a company can repurchase shares, and (iv) disclose the time frame during which the shares will be bought back.

162(m) Plan Amendments If a plan would not normally meet our criteria described above, but was primarily amended to add specific performance criteria to be used with awards that were designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then we will support the proposal to amend the plan.

Employee Stock Option Plans	We generally vote for stock purchase plans with an exercise price of not less than 85% of fair market value. However, we take market practice into consideration.

Compensation Related Items	We generally support the following proposals:

• Expansions to reporting of financial or compensation-related information within reason

• Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

We generally vote against the following proposal:

• Retirement bonuses for non-executive directors and auditors

Miscellaneous/Routine Items	We generally support the following miscellaneous/routine governance items:

• Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate

• Opting-out of business combination provision

• Proposals that remove restrictions on the right of shareholders to act independently of management

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• Liquidation of the company if the company will file for bankruptcy if the proposal is not approved

• Shareholder proposals to put option repricings to a shareholder vote

•   General updating of, or corrective amendments to, charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

• Change in corporation name

• Mandates that amendments to bylaws or charters have shareholder approval

• Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable

• Repeals, prohibitions or adoption of anti-greenmail provisions

• Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting

• Exclusive forum provisions

State Street Global Advisors generally does not support the following miscellaneous/routine governance items:

• Proposals requesting companies to adopt full tenure holding periods for their executives

• Reincorporation to a location that we believe has more negative attributes than its current location of incorporation

• Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable

• Proposals to approve other business when it appears as a voting item

• Proposals giving the board exclusive authority to amend the bylaws

• Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal

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Environmental and Social Issues

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.

Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

2   R-FactorTM is a scoring system created by SSGA that measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

3   Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor

• Build from breadth

• Invest as stewards

• Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered office: Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global

Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th floor), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose office is at Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92.

Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the

Central Bank of Ireland. Registered office address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global

Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960-R.E.A. 2535585 and VAT number 10495250960 and whose office is at Via Ferrante Aporti, 10-20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th floor Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch office of State Street Global Advisors Ireland

Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered office is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID178872-3001365.1.1.GBL.RTL 0320

Exp. Date: 03/31/2021

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Insights
Asset Stewardship	Proxy Voting and Engagement Guidelines: United Kingdom and Ireland
March 2020

State Street Global Advisors’ United Kingdom and Ireland Proxy Voting and Engagement Guidelines[1] outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. These Guidelines complement and should be read in conjunction with State Street Global Advisors’ Global Proxy Voting and Engagement Principles, which provide a detailed explanation of our approach to voting and engaging with companies, and State Street Global Advisors’ Conflict Mitigation Guidelines.

State Street Global Advisors’ United Kingdom (“UK”) and Ireland Proxy Voting and Engagement Guidelines address areas including board structure, audit-related issues, capital structure, remuneration, environmental, social and other governance-related issues.

When voting and engaging with companies in global markets, we consider market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes. When we identify that a country’s regulatory requirements do not address some of the key philosophical principles that we believe are fundamental to our global voting guidelines, we may hold companies in such markets to our global standards.

In our analysis and research into corporate governance issues in the UK and Ireland, we expect all companies that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange, regardless of domicile, to comply with the UK Corporate Governance Code, and proactively monitor companies’ adherence to the Code. Consistent with the ‘comply or explain’ expectations established by the Code, we encourage companies to proactively disclose their level of compliance with the Code. In instances of non-compliance in which companies cannot explain the nuances of their governance structure effectively, either publicly or through engagement, we may vote against the independent board leader.

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State Street Global Advisors’ Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Asset Stewardship Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting, and environmental and social issues. We have established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. We engage with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of State Street Global Advisors’ Active Fundamental and Europe, Middle East and Africa (“EMEA”) Investment teams. We collaborate on issuer engagement and provide input on company specific fundamentals. We are also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets.

State Street Global Advisors is a signatory to the United Nations Principles for Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice where applicable and consistent with our fiduciary duty.

Directors and Boards	Principally, we believe the primary responsibility of a board of directors is to preserve and enhance shareholder value and to protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management, and monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

We believe that a well constituted board of directors, with a balance of skills, expertise and independence, provides the foundations for a well governed company. We view board quality as a measure of director independence, director succession planning, board diversity, evaluations and refreshment, and company governance practices. We vote for the election/re-election of directors on a case-by-case basis after considering various factors, including board quality, general market practice, and availability of information on director skills and expertise. In principle, we believe independent directors are crucial to robust corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Our broad criteria for director independence for UK companies include factors such as:

• Participation in related-party transactions and other business relations with the company

• Employment history with company

• Excessive tenure and a preponderance of long-tenured directors

• Relations with controlling shareholders

• Family ties with any of the company’s advisers, directors or senior employees

• Company classification of a director as non-independent

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When voting on the election or re-election of a director, we also consider the number of outside board directorships a non-executive and an executive may undertake. Thus, we may withhold votes from board chairs and lead independent directors who sit on more than three public company boards, and from non-executive directors who hold more than four public company board mandates. We may also take voting action against Named Executive Officers who undertake more than two public board memberships.

We also consider attendance at board meetings and may withhold votes from directors who attend less than 75% of board meetings in a given year without appropriate explanation or providing reason for their failure to meet the attendance threshold. In addition, we monitor other factors that may influence the independence of a non-executive director, such as performance-related pay, cross-directorships and significant shareholdings.

We support the annual election of directors.

Further, we expect boards of FTSE 350 listed companies to have at least one female board member. If a company fails to meet this expectation, State Street Global Advisors may vote against the chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary. Additionally, if a company fails to meet this expectation for four consecutive years, State Street Global Advisors may vote against all incumbent members of the nominating committee.

While we are generally supportive of having the roles of chair and CEO separated in the UK market, we assess the division of responsibilities between chair and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, we monitor for circumstances in which a combined chair/CEO is appointed or a former CEO becomes chair.

We may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment (e.g. fraud, criminal wrongdoing and breach of fiduciary responsibilities).

We believe companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, the appointment of external auditors, auditor qualifications and independence, and effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors. We expect companies to have remuneration committees to provide independent oversight over executive pay. We will vote against nominees who are executive members of audit or remuneration committees.

We consider whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and reviewing the balance of skills, knowledge, and experience of the board. It also ensures that adequate succession plans are in place for directors and the CEO. We may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

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State Street Global Advisors may take voting action against board members at companies listed on the FTSE 350 that are laggards based on their R-FactorTM scores[2] and cannot articulate how they plan to improve their score.

Indemnification and Limitations on Liability	Generally, we support proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law. This holds if a director has not acted in bad faith, gross negligence, nor reckless disregard of the duties involved in the conduct of his or her office.

Audit-Related Issues	Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors	State Street Global Advisors believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision. Shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, we take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, we may vote against members of the audit committee if we have concerns with audit-related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, we may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors	We generally oppose limiting the legal liability of audit firms because we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital-Related Issues

Share Issuances	The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is essential to shareholders’ ability to monitor returns and to ensure capital is deployed efficiently. We support capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares without pre-emption rights, we may vote against if such authorities are greater than 20% of the issued share capital. We may also vote against resolutions that seek authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

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Share Repurchase Programs

We generally support a proposal to repurchase shares. However, this is not the case if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, the range of premium/discount to market price at which a company can repurchase shares, and the timeframe for the repurchase. We may vote against share repurchase requests that allow share repurchases during a takeover period.

Dividends	We generally support dividend payouts that constitute 30% or more of net income. We may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation or the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions	Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as financially sound or are thought to be destructive to shareholders’ rights and are not supported.

We will generally support transactions that maximize shareholder value. Some of the considerations include the following:

• Offer premium

• Strategic rationale

• Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

• Offers made at a premium and where there are no other higher bidders

• Offers in which the secondary market price is substantially lower than the net asset value

We may vote against a transaction considering the following:

• Offers with potentially damaging consequences for minority shareholders because of illiquid stock

• Offers in which we believe there is a reasonable prospect for an enhanced bid or other bidders

• The current market price of the security exceeds the bid price at the time of voting

Anti-Takeover Measures	We oppose anti-takeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

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Notice Period to Convene a General Meeting	We expect companies to give as much notice as is practicable when calling a general meeting. Generally, we are not supportive of authorizations seeking to reduce the notice period to 14 days.

Remuneration

Executive Pay	Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides our analysis of executive pay: there should be a direct relationship between remuneration and company performance over the long term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, we consider adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. We may oppose remuneration reports where pay seems misaligned with shareholders’ interests.

We may also vote against the re-election of members of the remuneration committee if we have serious concerns about remuneration practices or if the company has not been responsive to shareholder concerns.

Equity Incentive Plans	We may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance, vesting periods, and overall dilution. Generally we do not support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay	Authorities that seek shareholder approval for non-executive directors’ fees are generally not controversial. We typically support resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by comparable companies. We will evaluate any non-cash or performance related pay to non-executive directors on a company- by-company basis.

Risk Management	State Street Global Advisors believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight of the risk management process established by senior executives at a company. We allow boards discretion over how they provide oversight in this area. We expect companies to disclose how the board provides oversight on its risk management system and risk identification. Boards should also review existing and emerging risks as they can evolve with a changing political and economic landscape or as companies diversify their operations into new areas.

Environmental and Social Issues	As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting, and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability

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risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.

Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC-registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

2   R-FactorTM is a scoring system created by SSGA that measures the performance of a company’s business operations and governance as it relates to financially material ESG factors facing the company’s industry.

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About State Street Global Advisors	For four decades, State Street Global Advisors has served the world’s governments, institutions and financial advisors. With a rigorous, risk-aware approach built on research, analysis and market-tested experience, we build from a breadth of active and index strategies to create cost-effective solutions. As stewards, we help portfolio companies see that what is fair for people and sustainable for the planet can deliver long-term performance. And, as pioneers in index, ETF, and ESG investing, we are always inventing new ways to invest. As a result, we have become the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of 31 December 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered offi Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch offi of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorized and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Global Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th fl ), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971

(0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorized and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose offi is at Immeuble Défense Plaza, 23-25 rue Delarivière- Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorized and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Registered offi address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorized and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John

Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A. 2535585 and VAT number 10495250960 and whose offi is at Via Ferrante Aporti, 10 -20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th fl Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch offi of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorized and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorized and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE-105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44

2457016. United Kingdom: State Street Global Advisors Limited. Authorized and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 577659181. Registered offi 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor.

All information has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. There is no representation or warranty as to the current accuracy, reliability or completeness of, nor liability for, decisions based on such information.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without State Street Global Advisors’ express written consent.

© 2020 State Street Corporation.

All Rights Reserved.

ID178865-3002357.1.1.GBL.

RTL 0320

Exp. Date: 03/31/2021

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Insights
Asset Stewardship March 2020	Proxy Voting and Engagement Guidelines: Rest of the World

State Street Global Advisors’ Rest of the World Proxy Voting and Engagement Guidelines1 cover different corporate governance frameworks and practices in international markets not covered under specific country/ regional guidelines. These Guidelines complement and should be read in conjunction with State Street Global Advisors’ overarching Global Proxy Voting and Engagement Principles, which provide a detailed explanation of our approach to voting and engaging with companies, and State Street Global Advisors’ Conflict Mitigation Guidelines.

At State Street Global Advisors, we recognize that markets not covered under specific country/ regional guidelines, specifically emerging markets, are disparate in their corporate governance frameworks and practices. While they tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, our proxy voting Guidelines are designed to identify and to address specific governance concerns in each market. We also evaluate the various factors that contribute to the corporate governance framework of a country. These factors include, but are not limited to: (i) the macroeconomic conditions and broader political system in a country; (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary.

State Street Global Advisors’ Proxy Voting and Engagement Philosophy in Emerging Markets

State Street Global Advisors’ approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. The overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country. Thus, improving the macro governance framework in a country may help to reduce governance risks and to increase the overall value of our holdings over time. In order to improve the overall governance framework and practices in a country, members of our Asset Stewardship Team endeavor to engage with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. We are also a member of various investor associations that seek to address broader corporate governance-related policy issues in emerging markets. To help mitigate company-specific risk, the State Street Global Advisors Asset Stewardship Team works alongside members of the Active Fundamental and emerging

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market specialists to engage with emerging market companies on governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives our proxy voting and engagement philosophy in emerging markets.

Our proxy voting Guidelines in emerging markets address six broad areas:

• Directors and Boards

• Accounting and Audit-Related Issues

• Shareholder Rights and Capital-Related Issues

• Remuneration

• Environmental and Social Issues

• General/Routine Issues
Directors and Boards

We believe that a well constituted board of directors, with a balance of skills, expertise and independence, provides the foundation for a well governed company. However, several factors, such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles, prevalence of related-party transactions, and the general resistance from controlling shareholders to increase board independence, render the election of directors as one of the most important fiduciary duties we perform in emerging market companies.

We vote for the election/re-election of directors on a case-by-case basis after considering various factors, including general market practice and availability of information on director skills and expertise. We expect companies to meet minimum overall board independence standards, as defined in a local corporate governance code or market practice. Therefore, in several countries, we will vote against certain non-independent directors if overall board independence levels do not meet market standards.

Our broad criteria for director independence in emerging market companies include factors such as:

• Participation in related-party transactions

• Employment history with company

• Relations with controlling shareholders and employees

• Company classification of a director as non-independent

In some countries, market practice calls for the establishment of a board level audit committee. We believe an audit committee should be responsible for monitoring the integrity of the fi statements of a company and appointing external auditors. It should also monitor their qualifications, independence, effectiveness and resource levels. Based upon our desire to enhance the quality of financial and accounting oversight provided by independent directors, we expect that listed companies have an audit committee constituted of a majority of independent directors.

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Further, we expect boards of Straits Times and Hang Seng listed companies to have at least one female board member. If a company fails to meet this expectation, SSGA may vote against the Chair of the board’s nominating committee or the board leader in the absence of a nominating committee, if necessary.

Audit-Related Issues

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. We believe that audit committees provide the necessary oversight for the selection and appointment of auditors, the company’s internal controls and the accounting policies, and the overall audit process.

Appointment of External Auditors

We believe that a company’s auditor is an essential feature of an effective and transparent system of external supervision. Shareholders should be given the opportunity to vote on their appointment or re-appointment at the annual meeting. We believe that it is imperative for audit committees to select outside auditors who are independent from management.

Shareholder Rights and Capital-Related Issues

State Street Global Advisors believes that changes to a company’s capital structure, such as changes in authorized share capital, share repurchase and debt issuances, are critical decisions made by the board. We believe the company should have a business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related-Party Transactions

Most companies in emerging markets have a controlled ownership structure that often includes complex cross-shareholdings between subsidiaries and parent companies (“related companies”). As a result, there is a high prevalence of related-party transactions between the company and its various stakeholders, such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, we expect companies to provide details about the transaction, such as its nature, value and purpose. This also encourages independent directors to ratify such transactions. Further, we encourage companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs	With regard to share repurchase programs, we expect companies to clearly state the business purpose for the program and a definitive number of shares to be repurchased.
Mergers and Acquisitions

Mergers or reorganization of the structure of a company often involve proposals relating to reincorporation, restructurings, liquidations and other major changes to the corporation. Proposals that are in the best interest of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as financially sound or are thought to be destructive to shareholders’ rights are not supported.

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We evaluate mergers and structural reorganizations on a case-by-case basis. We generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to, the following:

• Offer premium

• Strategic rationale

• Board oversight of the process for the recommended transaction, including director and/or management conflicts of interest

• Offers made at a premium and where there are no other higher bidders

• Offers in which the secondary market price is substantially lower than the net asset value

We may vote against a transaction considering the following:

• Offers with potentially damaging consequences for minority shareholders because of illiquid stock

• Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

• The current market price of the security exceeds the bid price at the time of voting

We will actively seek direct dialogue with the board and management of companies that we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for State Street Global Advisors to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Remuneration

We consider it to be the board’s responsibility to set appropriate levels of executive remuneration. Despite the differences among the types of plans and the potential awards, there is a simple underlying philosophy that guides our analysis of executive remuneration: there should be a direct relationship between executive compensation and company performance over the long term. In emerging markets, we encourage companies to disclose information on senior executive remuneration.

With regard to director remuneration, we support director pay provided the amounts are not excessive relative to other issuers in the market or industry, and are not overly dilutive to existing shareholders.

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Environmental and Social Issues

As a fiduciary, State Street Global Advisors takes a comprehensive approach to engaging with our portfolio companies about material environmental and social (sustainability) issues. We use our voice and our vote through engagement, proxy voting and thought leadership in order to communicate with issuers and educate market participants about our perspective on important sustainability topics. Our Asset Stewardship program prioritization process allows us to proactively identify companies for engagement and voting in order to mitigate sustainability risks in our portfolio. Through engagement, we address a broad range of topics that align with our thematic priorities and build long-term relationships with issuers. When voting, we fundamentally consider whether the adoption of a shareholder proposal addressing a material sustainability issue would promote long-term shareholder value in the context of the company’s existing practices and disclosures as well as existing market practice.

For more information on our approach to environmental and social issues, please see our Global Proxy Voting and Engagement Guidelines for Environmental and Social Issues available at ssga.com/about-us/asset-stewardship.html.

General/Routine Issues

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, our guidelines consider several factors, such as historical dividend payouts, pending litigation, governmental investigations, charges of fraud, or other indication of significant concerns.

More Information	Any client who wishes to receive information on how its proxies were voted should contact its State Street Global Advisors relationship manager.
Endnotes

1   These Proxy Voting and Engagement Guidelines are also applicable to SSGA Funds Management, Inc. SSGA Funds Management, Inc. is an SEC-registered investment adviser. SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation.

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About State Street Global Advisors	Our clients are the world’s governments, institutions and financial advisors. To help them achieve their financial goals we live our guiding principles each and every day:

• Start with rigor

• Build from breadth

• Invest as stewards

• Invent the future

For four decades, these principles have helped us be the quiet power in a tumultuous investing world. Helping millions of people secure their financial futures. This takes each of our employees in 27 offices around the world, and a firm-wide conviction that we can always do it better. As a result, we are the world’s third-largest asset manager with US $3.12 trillion* under our care.

*  AUM reflects approximately $43.72 billion USD (as of December 31, 2019), with respect to which State Street Global Advisors Funds Distributors, LLC (SSGA FD) serves as marketing agent; SSGA FD and State Street Global Advisors are affiliated.

ssga.com

State Street Global Advisors Worldwide Entities

Abu Dhabi: State Street Global Advisors Limited, Middle East Branch, 42801, 28, Al Khatem Tower, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates. Regulated by ADGM Financial Services Regulatory Authority. T: +971 2 245 9000. Australia: State Street Global Advisors, Australia Services Limited (ABN 16 108 671 441) (AFSL Number 274900) (“SSGA, ASL”). Registered offi Level 15, 420 George Street, Sydney, NSW 2000, Australia. T: 612 9240-7600. F: 612 9240-7611. Belgium: State Street Global Advisors Belgium, Chaussée de La Hulpe 120, 1000 Brussels, Belgium. T: 32 2 663 2036. F: 32 2 672 2077. SSGA Belgium is a branch offi of State Street Global Advisors Ireland Limited. State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Canada: State Street Global Advisors, Ltd., 1981 McGill College Avenue, Suite 500 , Montreal, Quebec, H3A 3A8, T: +514 282 2400 and 30 Adelaide Street East Suite 800, Toronto, Ontario M5C 3G6. T: +647

775 5900. Dubai: State Street Global Advisors Limited, DIFC Branch, Central Park Towers, Suite 15-38 (15th fl ), P.O Box 26838, Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates. Regulated by the Dubai Financial Services Authority (DFSA). T: +971 (0)4-4372800. F: +971 (0)4-4372818. France: State Street Global Advisors Ireland Limited, Paris branch is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Paris Branch, is registered in France with company number RCS Nanterre 832 734 602 and whose offi is at Immeuble Défense Plaza, 23-25 rue Delarivière- Lefoullon, 92064 Paris La Défense Cedex, France. T: (+33) 1 44 45 40 00. F: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. Authorised and regulated by the Bundesanstalt für Finanzdienstleistungsaufsicht (“BaFin”). Registered with the Register of Commerce Munich HRB 121381. T: +49 (0)89-55878-400. F: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103-0288. F: +852 2103-0200. Ireland: State Street Global Advisors

Ireland Limited is regulated by the Central Bank of Ireland. Registered offi address 78 Sir John Rogerson’s Quay, Dublin 2. Registered number 145221. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano) is a branch of State Street Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. State Street Global Advisors Ireland Limited, Milan Branch (Sede Secondaria di Milano), is registered in Italy with company number 10495250960 - R.E.A. 2535585 and VAT number 10495250960 and whose offi is at Via Ferrante Aporti, 10 - 20125 Milano, Italy. T: +39 02 32066 100. F: +39 02 32066 155. Japan: State Street Global Advisors (Japan) Co., Ltd., Toranomon Hills Mori Tower 25F 1-23-1 Toranomon, Minato-ku, Tokyo 105-6325 Japan. T: +81-3-4530-7380 Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345) , Membership: Japan Investment Advisers Association, The Investment Trust Association, Japan, Japan Securities Dealers’ Association. Netherlands: State Street Global Advisors Netherlands, Apollo Building, 7th fl Herikerbergweg 29 1101 CN Amsterdam, Netherlands. T: 31 20 7181701. SSGA Netherlands is a branch offi of State Street

Global Advisors Ireland Limited, registered in Ireland with company number 145221, authorised and regulated by the Central Bank of Ireland, and whose registered offi is at 78 Sir John Rogerson’s Quay, Dublin 2. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Reg. No: 200002719D, regulated by the Monetary Authority of Singapore). T: +65 6826-7555. F: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. Authorised and regulated by the Eidgenössische Finanzmarktaufsicht (“FINMA”). Registered with the Register of Commerce Zurich CHE - 105.078.458. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered No. 2509928. VAT No. 5776591 81. Registered offi 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: 020 3395 6000. F: 020 3395 6350. United States: State Street Global Advisors, One Iron Street, Boston, MA 02210-1641. T: +1 617 786 3000.

© 2020 State Street Corporation.

All Rights Reserved.

ID178868-3002453.1.1.GBL. RTL 0320

Exp. Date: 03/31/2021

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PART C

OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Registrant’s Amended and Restated Declaration of Trust, Article VIII, the Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by the Registrant under the Investment Company Act of 1940, as amended.

Under a separate Indemnification Agreement by and among the Registrant and each Trustee, the Registrant has undertaken to indemnify and advance expenses to each Trustee in a manner consistent with the laws of the Commonwealth of Massachusetts. The Agreement precludes indemnification or advancement of expenses with respect to “disabling conduct” (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification or advancement of expenses shall be made.

Item 16. Exhibits.

(1)		Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s (the “Trust” or the “Registrant”) Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2014.

(2)		Amended and Restated By-Laws of the Trust are incorporated herein by reference to the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization relating to General Electric RSP U.S. Equity Fund, State Street U.S. Core Equity Fund, General Electric RSP Income Fund and State Street Income Fund –Agreement and Plan of Reorganization is attached as Appendix D to the Combined Information Statement/Prospectus contained in this Registration Statement.

(5)		Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and Bylaws of the Registrant.

(6)		Amended and Restated Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. (“SSGA FM”) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

	(a)	Amended and Restated Appendix A dated April 24, 2020 to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(b)	Amended and Restated Appendix B dated April 24, 2020 to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28,2021.

	(c)	Amended and Restated Appendix B dated [ ], to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM (State Street Income Fund and State Street U.S. Core Equity Fund) and the Trust, to be filed by subsequent amendment.*

	(d)	Investment Sub-Advisory Agreement dated July 11, 2016 between State Street Global Advisors Ireland Limited and the Trust with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 230 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 28, 2016.

	(e)	Fee Waiver and/or Expense Reimbursement Arrangements letter dated April 30, 2020 between SSGA FM and the Trust with respect to State Street Global All Cap Equity ex-U.S. Index Portfolio (formerly known as State Street Global Equity ex-U.S. Index Portfolio), State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Fund, State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund, State Street Equity 500 Index Fund, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Fund, State Street Aggregate Bond Index Portfolio, State Street Small/Mid Cap Equity Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund (formerly known as State Street Global Equity ex-U.S. Index Fund), State Street International Developed Equity Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Emerging Markets Equity Index Fund, State Street Cash Reserves Fund, State Street Conservative Income Fund, State Street Ultra Short Term Bond Fund, State Street International Value Spotlight Fund, State Street ESG Liquid Reserves Fund, State Street Institutional Treasury Money Market Fund, State Street Hedged International Developed Equity Index Fund, State Street Treasury Obligations Money Market Fund and State Street China Equity Select Fund is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

	(f)	Form of Reimbursement Agreement by and among State Street Master Funds, the Trust, State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, SSGA FM and State Street Global Advisors Funds Distributors, LLC (“SSGA FD”) is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

(7)		Amended and Restated Distribution Agreement between the Registrant and SSGA FD, is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(a)	Notice dated August 17, 2017 to the Distribution Agreement related to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(b)	Notice to the Distribution Agreement related to the State Street China Equity Select Fund, State Street ESG Liquid Reserves Fund, State Street Target Retirement 2065 Fund, State Street Income Fund and State Street U.S. Core Equity Fund will be filed by subsequent amendment.

(8)		Not applicable.

(9)		Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(a)	Amendment dated September 30, 2020 to the Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(b)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(c)	Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(d)	Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(e)	Notice dated June 19, 2014 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(f)	Notice dated April 25, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to State Street MSCI Canada Index Fund, State Street MSCI Japan Index Fund, State Street MSCI Pacific ex Japan Index Fund and State Street MSCI Europe Index Fund is incorporated herein by reference to Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2017.

(g)	Notice dated June 1, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 17, 2017.

	(h)	Notice dated August 17, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(i)	Notice dated February 10, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

	(j)	Notice dated February 10, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Hedged International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

	(k)	Notice dated August 3, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio and State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

	(l)	Notice to Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Defensive Global Equity Fund, State Street ESG Liquid Reserves Fund, State Street China Equity Select Fund, State Street Income Fund and State Street U.S. Core Equity Fund will be filed by subsequent amendment.

	(m)	Notice to Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2065 Fund is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(10)	(a)	Amended and Restated Rule 12b-1 Plan will be filed by subsequent amendment.

	(b)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(c)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(d)	Amended and Restated Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(11)	Opinion and Consent of Ropes & Gray LLP regarding the legality of the securities being registered – filed herewith.

(12)	Opinion of Ropes & Gray LLP with respect to tax matters.*

(13)	(a)(1)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

	(a)(2)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(a)(3)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(a)(4)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(a)(5)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(a)(6)	Notice dated August 3, 2015 to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

	(a)(7)	Notice dated June 19, 2014 to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

	(a)(8)	Amendment to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 232 to the Trust’s Registration Statement on Form N-1A filed with the Commission on November 22, 2016.

	(a)(9)	Amendment dated October 27, 2017 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(a)(10)	Amended Schedule A dated April 24, 2020 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(a)(11)	Amendment dated January 15, 2020 to be effective December 30, 2019 to the Transfer Agency and Service Agreement dated June 1, 2016 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

(a)(12)	Shareholder Servicing Agreement dated October 1, 2017 between SSGA FD and the Trust is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(a)(13)	Amendment dated June 28, 2018 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(a)(14)	DST Digital Solutions Services Master Agreement dated July 1, 2018 between DST Systems, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(b)(1)	Administration Agreement dated June 1, 2015 between SSGA FM, SSGA Funds, the Trust and State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(b)(2)	Amended Schedule A dated February 16, 2016 to the Administration Agreement dated June 1, 2015 between SSGA FM and the Trust with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(b)(3)	Notice dated August 17, 2017 to Administration Agreement dated June 1, 2015 between SSGA FM, SSGA Funds, the Trust and State Street Master Funds with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(b)(4)	Notice to Administration Agreement between SSGA FM, SSGA Funds, the Trust and State Street Master Funds with respect to the State Street China Equity Select Fund, State Street ESG Liquid Reserves Fund, State Street Target Retirement 2065 Fund, State Street Income Fund and State Street U.S. Core Equity Fund will be filed by subsequent amendment.

(b)(5)	Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM is incorporated herein by reference to Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(b)(6)	Notice dated June 1, 2017 to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 17, 2017.

(b)(7)	Notice dated August 17, 2017 to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(b)(8)	Notice to Sub-Administration Agreement between State Street Bank and Trust Company and SSGA FM with respect to the State Street China Equity Select Fund, State Street ESG Liquid Reserves Fund, State Street Target 2065 Fund, State Street Income Fund and State Street U.S. Core Equity Fund will be filed by subsequent amendment.

(b)(9)	Amendment dated June 29, 2018 to the Master Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(b)(10)	Form of Indemnification Agreement between the Trust and the Board of Trustees of the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(c)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(d)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(e)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(f)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(g)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(h)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(i)	Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(j)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(k)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street ESG Liquid Reserves Fund will be filed by subsequent amendment.

	(l)(1)	Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017 between SSGA Funds, the Trust, State Street Master Funds and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

	(l)(2)	First Amendment to Master Amended and Restated Securities Lending Authorization Agreement between SSGA Funds, the Trust, State Street Master Funds and State Street Bank and Trust Company dated December 7, 2018 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(14)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(15)	Not applicable.

(16)	(a)	Power of Attorney dated September 17, 2020 as it relates to the SSGA Funds, State Street Master Funds, the Trust, State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun International Equity Fund and Elfun Trusts, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(b)	Power of Attorney as it relates to the State Street Disciplined Global Equity Portfolio, a series of SSGA Active Trust, is filed incorporated herein by reference to Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 26, 2019.

	(c)	Power of Attorney dated November 17, 2020 as it relates to State Street Institutional Investment Trust, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(d)	Power of Attorney dated November 17, 2020 as it relates to State Street Institutional Investment Trust, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(17)	Not applicable.

*	To be filed by amendment

Item 17. Undertakings

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned Registrant agrees to file by post-effective amendment an opinion of counsel supporting the tax consequences of the proposed reorganizations within a reasonable period of time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts on the 12th day of March, 2021.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 12th day of March, 2021:

Signature	Signature

/s/ Michael F. Holland*	/s/ Donna M. Rapaccioli*
Michael F. Holland, Trustee	Donna M. Rapaccioli, Trustee

/s/ Patrick J. Riley*	/s/ Richard D. Shirk*
Patrick J. Riley, Trustee	Richard D. Shirk, Trustee

/s/ Michael A. Jessee*	/s/ Rina K. Spence*
Michael A. Jessee, Trustee	Rina K. Spence, Trustee

/s/ Bruce S. Rosenberg	/s/ Bruce D. Taber*
Bruce S. Rosenberg, Treasurer (Principal Financial Officer and Principal Accounting Officer)	Bruce D. Taber, Trustee

/s/ Ellen M. Needham	/s/ John R. Costantino*
Ellen M. Needham, President (Principal Executive Officer) and Trustee	John R. Costantino, Trustee

*By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Attorney-in-Fact Pursuant to Powers of Attorney

Exhibit Index

(11)	Opinion and Consent of Ropes & Gray LLP
(14)	Consent of Independent Registered Public Accounting Firm